Document and Entity Information	3 Months Ended
Feb. 24, 2013
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Feb 24, 2013
Entity Registrant Name	LEVI STRAUSS & CO
Entity Central Index Key	0000094845
Entity Filer Category	Non-accelerated Filer

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Feb. 24, 2013	Nov. 25, 2012	Nov. 27, 2011
Current Assets:
Cash and cash equivalents	$ 449,596	$ 406,134	$ 204,542
Trade receivables, net of allowance for doubtful accounts of $21,939, $20,738 and $22,684	398,990	500,672	654,903
Inventories:
Raw materials	4,677	5,312	7,086
Work-in-process	5,788	9,558	9,833
Finished goods	561,583	503,990	594,483
Total inventories	572,048	518,860	611,402
Deferred tax assets, net	114,341	116,224	99,544
Other current assets	125,557	136,483	172,830
Total current assets	1,660,532	1,678,373	1,743,221
Property, plant and equipment, net of accumulated depreciation of $785,626, $782,766 and $731,859	451,027	458,807	502,388
Goodwill	240,499	239,971	240,970
Other intangible assets, net	57,126	59,909	71,818
Non-current deferred tax assets, net	615,075	612,916	613,161
Other non-current assets	122,570	120,101	107,997
Total assets	3,146,829	3,170,077	3,279,555
Current Liabilities:
Short-term debt	81,424	59,759	154,747
Current maturities of capital leases	1,395	1,760	1,714
Accounts payable	246,277	225,726	204,897
Other accrued liabilities	219,398	263,575	256,316
Accrued salaries, wages and employee benefits	165,126	223,850	235,530
Accrued interest payable	30,068	5,471	9,679
Accrued income taxes	50,378	16,739	9,378
Total current liabilities	794,066	796,880	872,261
Long-term debt	1,598,270	1,669,452	1,817,625
Long-term capital leases	210	262	1,999
Postretirement medical benefits	138,316	140,958	140,108
Pension liability	471,030	492,396	427,422
Long-term employee related benefits	63,874	62,529	75,520
Long-term income tax liabilities	35,764	40,356	42,991
Other long-term liabilities	59,477	60,869	51,458
Total liabilities	3,161,007	3,263,702	3,429,384
Commitments and contingencies
Temporary equity	10,102	7,883	7,002
Levi Strauss & Co. stockholders' deficit
Common stock - $.01 par value; 270,000,000 shares authorized; 37,398,181 shares for the 2013 and 37,392,343 shares and 37,354,021 shares issued and outstanding for 2012 and 2011 respectively	374	374	374
Additional paid-in capital	32,582	33,365	29,266
Retained earnings	355,919	273,975	150,770
Accumulated other comprehensive loss	(417,762)	(414,635)	(346,002)
Total Levi Strauss & Co. stockholders' deficit	(28,887)	(106,921)	(165,592)
Noncontrolling interest	4,607	5,413	8,761
Total stockholders' deficit	(24,280)	(101,508)	(156,831)
Total liabilities, temporary equity and stockholders' deficit	$ 3,146,829	$ 3,170,077	$ 3,279,555

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Feb. 24, 2013	Nov. 25, 2012	Nov. 27, 2011
Allowance for doubtful accounts	$ 21,939	$ 20,738	$ 22,684
Accumulated depreciation	$ 785,626	$ 782,766	$ 731,859
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	270,000,000	270,000,000	270,000,000
Common stock, shares issued	37,398,181	37,392,343	37,354,021
Common stock, shares outstanding	37,398,181	37,392,343	37,354,021

Consolidated Statements of Income (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Feb. 24, 2013	Nov. 25, 2012	Aug. 26, 2012	May 27, 2012	Feb. 26, 2012	Nov. 27, 2011	Aug. 28, 2011	May 29, 2011	Feb. 27, 2011	Nov. 25, 2012	Nov. 27, 2011	Nov. 28, 2010
Net revenues	$ 1,146,678	$ 1,297,219	$ 1,100,856	$ 1,047,157	$ 1,164,961	$ 1,343,934	$ 1,204,017	$ 1,092,922	$ 1,120,693	$ 4,610,193	$ 4,761,566	$ 4,410,649
Cost of goods sold	554,800	648,116	580,108	566,471	616,167	719,802	634,573	552,226	562,726	2,410,862	2,469,327	2,187,726
Gross profit	591,878	649,103	520,748	480,686	548,794	624,132	569,444	540,696	557,967	2,199,331	2,292,239	2,222,923
Selling, general and administrative expenses	410,423	557,752	433,961	435,056	438,583	532,488	488,545	475,720	459,093	1,865,352	1,955,846	1,841,562
Operating income	181,455	91,351	86,787	45,630	110,211	91,644	80,899	64,976	98,874	333,979	336,393	381,361
Interest expense	(32,157)	(31,550)	(32,160)	(32,411)	(38,573)	(33,454)	(30,208)	(33,515)	(34,866)	(134,694)	(132,043)	(135,823)
Loss on early extinguishment of debt	(114)	0	0	(8,206)	0	(248)	0	0	0	(8,206)	(248)	(16,587)
Other income (expense), net	6,066	(1,320)	(5,747)	10,697	1,172	11,469	(5,779)	(1,006)	(5,959)	4,802	(1,275)	6,647
Income before income taxes	155,250	58,481	48,880	15,710	72,810	69,411	44,912	30,455	58,049	195,881	202,827	235,598
Income tax expense	48,375	5,140	23,802	2,467	23,513	25,278	13,612	9,944	18,881	54,922	67,715	86,152
Net income	106,875	53,341	25,078	13,243	49,297	44,133	31,300	20,511	39,168	140,959	135,112	149,446
Net loss (income) attributable to noncontrolling interest	145	(293)	3,273	(10)	(79)	(19)	893	460	1,507	2,891	2,841	7,057
Net income attributable to Levi Strauss & Co.	$ 107,020	$ 53,048	$ 28,351	$ 13,233	$ 49,218	$ 44,114	$ 32,193	$ 20,971	$ 40,675	$ 143,850	$ 137,953	$ 156,503

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Feb. 24, 2013	Feb. 26, 2012
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 106,875	$ 49,297
Pension and postretirement benefits	3,909	296
Net investment hedge (losses) gains	(3,638)	525
Foreign currency translation gains (losses)	(3,097)	7,424
Unrealized gain (loss) on marketable securities	(962)	1,268
Other comprehensive income (loss), net of tax, Total	(3,788)	9,513
Comprehensive income	103,087	58,810
Comprehensive loss attributable to noncontrolling interest	(806)	(254)
Comprehensive income attributable to Levi Strauss & Co.	$ 103,893	$ 59,064

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Nov. 25, 2012	Nov. 27, 2011	Nov. 28, 2010
Cash Flows from Operating Activities:
Net income	$ 106,875	$ 49,297	$ 140,959	$ 135,112	$ 149,446
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	28,368	31,218	122,608	117,793	104,896
Asset impairments	835	58	27,031	5,777	6,865
Gain on disposal of property, plant and equipment	(149)	(88)	(351)	(2)	(248)
Unrealized foreign exchange (gains) losses	(6,189)	(1,639)	(3,146)	(5,932)	(17,662)
Realized (gain) loss on settlement of forward foreign exchange contracts not designated for hedge accounting	2,710	3,485	(8,508)	9,548	16,342
Employee benefit plans' amortization from accumulated other comprehensive loss	5,767	373	1,412	(8,627)	3,580
Employee benefit plans' curtailment (gain) loss, net		(773)	(2,391)	129	106
Noncash loss (gain) on extinguishment of debt	114		(3,643)	226	(13,647)
Amortization of deferred debt issuance costs	1,066	1,110	4,323	4,345	4,332
Stock-based compensation	1,435	1,214	5,965	8,439	6,438
Allowance for doubtful accounts	2,153	2,919	5,024	4,634	7,536
Deferred income taxes			19,853	16,153	31,113
Change in operating assets and liabilities:
Trade receivables	97,437	118,185	145,717	(116,003)	(30,259)
Inventories	(56,050)	(29,961)	87,547	(6,848)	(148,533)
Other current assets	12,471	(17,713)	34,384	(39,231)	(20,131)
Other non-current assets	(6,629)	(1,744)	1,019	4,780	(7,160)
Accounts payable and other accrued liabilities	2,859	26,711	46,578	(55,300)	39,886
Income tax liabilities	34,212	11,764	(27,811)	(15,242)	6,330
Accrued salaries, wages and employee benefits and long-term employee related benefits	(83,244)	(90,766)	(74,140)	(55,846)	(12,128)
Other long-term liabilities	(1,093)	1,049	7,995	(2,358)	19,120
Other, net	106	94	551	301	52
Net cash provided by operating activities	143,054	104,793	530,976	1,848	146,274
Cash Flows from Investing Activities:
Purchases of property, plant and equipment	(20,883)	(17,291)	(83,855)	(130,580)	(154,632)
Proceeds from sale of property, plant and equipment	45	117	640	171	1,549
Proceeds (payments) on settlement of forward foreign exchange contracts not designated for hedge accounting	(2,710)	(3,485)	8,508	(9,548)	(16,342)
Acquisitions, net of cash acquired			(491)	0	(12,242)
Other			0	(1,000)	(114)
Net cash used for investing activities	(23,548)	(20,659)	(75,198)	(140,957)	(181,781)
Cash Flows from Financing Activities:
Proceeds from issuance of long-term debt			385,000	0	909,390
Repayments of long-term debt and capital leases	(50,450)	(458)	(407,963)	(1,848)	(866,051)
Proceeds from senior revolving credit facility		50,000	50,000	305,000	0
Repayments of senior revolving credit facility		(110,000)	(250,000)	(213,250)	0
Short-term borrowings, net	(347)	7,754	(694)	19,427	27,311
Debt issuance costs		(51)	(7,376)	(7,307)	(17,546)
Restricted cash	(127)	(305)	565	(3,803)	(700)
Repurchase of common stock		(479)	(603)	(489)	(78)
Excess tax benefits from stock-based compensation			168	0	0
Dividend to stockholders	(25,076)	0	(20,036)	(20,023)	(20,013)
Net cash (used for) provided by financing activities	(76,000)	(53,539)	(250,939)	77,707	32,313
Effect of exchange rate changes on cash and cash equivalents	(44)	3,183	(3,247)	(3,782)	2,116
Net increase (decrease) in cash and cash equivalents	43,462	33,778	201,592	(65,184)	(1,078)
Beginning cash and cash equivalents	406,134	204,542	204,542	269,726	270,804
Ending cash and cash equivalents	449,596	238,320	406,134	204,542	269,726
Cash paid (received) during the period for:
Interest	4,580	5,796	128,718	129,079	147,237
Income taxes		4,077	49,346	56,229	52,912
Income Taxes Paid, Net	$ (15,376)

Consolidated Statements of Stockholders' Deficit and Comprehensive Income (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Additional Paid-In Capital	Accumulated Earnings (Deficit)	Accumulated Other Comprehensive Loss	Noncontrolling Interest
Balance at Nov. 29, 2009	$ (315,384)	$ 373	$ 39,532	$ (123,157)	$ (249,867)	$ 17,735
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	149,446	0	0	156,503	0	(7,057)
Other comprehensive (loss) income (net of tax)	(22,171)	0	0	0	(22,301)	130
Total comprehensive income	127,275
Stock-based compensation and dividends, net	(601)	0	(601)	0	0	0
Repurchase of common stock	(78)	0	(78)	0	0	0
Cash dividends paid	(20,013)	0	(20,013)	0	0	0
Balance at Nov. 28, 2010	(208,801)	373	18,840	33,346	(272,168)	10,808
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	135,112	0	0	137,953	0	(2,841)
Other comprehensive (loss) income (net of tax)	(73,040)	0	0	0	(73,834)	794
Total comprehensive income	62,072
Stock-based compensation and dividends, net	10,410	1	10,436	(27)	0	0
Repurchase of common stock	(489)	0	(10)	(479)	0	0
Cash dividends paid	(20,023)	0	0	(20,023)	0	0
Balance at Nov. 27, 2011	(156,831)	374	29,266	150,770	(346,002)	8,761
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	140,959	0	0	143,850	0	(2,891)
Other comprehensive (loss) income (net of tax)	(69,090)	0	0	0	(68,633)	(457)
Total comprehensive income	71,869
Stock-based compensation and dividends, net	4,093	0	4,118	(25)	0	0
Repurchase of common stock	(603)	0	(19)	(584)	0	0
Cash dividends paid	(20,036)	0	0	(20,036)	0	0
Balance at Nov. 25, 2012	$ (101,508)	$ 374	$ 33,365	$ 273,975	$ (414,635)	$ 5,413

SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Feb. 24, 2013	Nov. 25, 2012
SIGNIFICANT ACCOUNTING POLICIES

NOTE 1:    SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations

Levi Strauss & Co. (the “Company”) is one of the world’s leading branded apparel companies. The Company designs and markets jeans, casual and dress pants, tops, shorts, skirts, jackets, footwear and related accessories, for men, women and children under the Levi’s®, Dockers®, Signature by Levi Strauss & Co.™ and Denizen® brands. The Company operates its business through three geographic regions: Americas, Europe and Asia Pacific.

Basis of Presentation and Principles of Consolidation

The unaudited consolidated financial statements of the Company and its wholly-owned and majority-owned foreign and domestic subsidiaries are prepared in conformity with generally accepted accounting principles in the United States (“U.S. GAAP”) for interim financial information. In the opinion of management, all adjustments necessary for a fair statement of the financial position and the results of operations for the periods presented have been included. These unaudited consolidated financial statements should be read in conjunction with the audited consolidated financial statements of the Company for the year ended November 25, 2012, included in the Annual Report on Form 10-K filed by the Company with the Securities and Exchange Commission (“SEC”) on February 7, 2013.

The unaudited consolidated financial statements include the accounts of the Company and its subsidiaries. All significant intercompany transactions have been eliminated. Management believes the disclosures are adequate to make the information presented herein not misleading. The results of operations for the three months ended February 24, 2013, may not be indicative of the results to be expected for any other interim period or the year ending November 24, 2013.

The Company’s fiscal year ends on the last Sunday of November in each year, although the fiscal years of certain foreign subsidiaries end on November 30. Each quarter of both fiscal years 2013 and 2012 consists of 13 weeks. All references to years relate to fiscal years rather than calendar years.

Subsequent events have been evaluated through the issuance date of these financial statements.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and the related notes to the consolidated financial statements. Estimates are based upon historical factors, current circumstances and the experience and judgment of the Company’s management. Management evaluates its estimates and assumptions on an ongoing basis and may employ outside experts to assist in its evaluations. Changes in such estimates, based on more accurate future information, or different assumptions or conditions, may affect amounts reported in future periods.

Recently Issued Accounting Standards

There have been no developments to recently issued accounting standards, including the expected dates of adoption and estimated effects on the Company’s consolidated financial statements, from those disclosed in the Company’s 2012 Annual Report on Form 10-K, except for the following:

First Quarter of 2015

•

In March 2013, the FASB issued Accounting Standards Update No. 2013-05, “Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity,” (“ASU 2013-05”). The objective of ASU 2013-05 is to resolve the diversity in practice regarding the release into net income of the cumulative translation adjustment upon derecognition of a subsidiary or group of assets within a foreign entity. The Company does not anticipate that the adoption of this standard will have a material impact on its consolidated financial statements, absent any material transactions involving the derecognition of subsidiaries or groups of assets within a foreign entity.

NOTE 1:    SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations

Levi Strauss & Co. (the “Company”) is one of the world’s leading branded apparel companies. The Company designs and markets jeans, casual and dress pants, tops, shorts, skirts, jackets, footwear and related accessories, for men, women and children under the Levi’s®, Dockers®, Signature by Levi Strauss & Co.™ and Denizen® brands. The Company operates its business through three geographic regions: Americas, Europe and Asia Pacific.

Basis of Presentation and Principles of Consolidation

The consolidated financial statements of the Company and its wholly-owned and majority-owned foreign and domestic subsidiaries are prepared in conformity with generally accepted accounting principles in the United States (“U.S. GAAP”). All significant intercompany balances and transactions have been eliminated. The Company is privately held primarily by descendants of the family of its founder, Levi Strauss, and their relatives.

The Company’s fiscal year ends on the last Sunday of November in each year, although the fiscal years of certain foreign subsidiaries end on November 30. Each quarter of fiscal years 2012, 2011 and 2010 consists of 13 weeks. All references to years relate to fiscal years rather than calendar years.

Subsequent events have been evaluated through the issuance date of these financial statements.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and the related notes to the consolidated financial statements. Estimates are based upon historical factors, current circumstances and the experience and judgment of the Company’s management. Management evaluates its estimates and assumptions on an ongoing basis and may employ outside experts to assist in its evaluations. Changes in such estimates, based on more accurate future information, or different assumptions or conditions, may affect amounts reported in future periods.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. Cash equivalents are stated at fair value.

Restricted Cash

Restricted cash primarily relates to required cash deposits for customs and rental guarantees to support the Company’s international operations. As restricted cash is not material in any period presented, it is included in “Other current assets” and “Other non-current assets” on the consolidated balance sheets.

Accounts Receivable, Net

The Company extends credit to its wholesale customers that satisfy pre-defined credit criteria. Accounts receivable, which include receivables related to the Company’s net sales and licensing revenues, are recorded net of an allowance for doubtful accounts. The Company estimates the allowance for doubtful accounts based upon an analysis of the aging of accounts receivable at the date of the consolidated financial statements, assessments of collectability based on historic trends, customer-specific circumstances, and an evaluation of economic conditions. Actual write-off of receivables may differ from estimates due to changes in customer and economic circumstances.

Inventory Valuation

The Company values inventories at the lower of cost or market value. Inventory cost is determined using the first-in first-out method. The Company includes product costs, labor and related overhead, sourcing costs, inbound freight, internal transfers, and the cost of operating its remaining manufacturing facilities, including the related depreciation expense, in the cost of inventories. The Company estimates quantities of slow-moving and obsolete inventory, by reviewing on-hand quantities, outstanding purchase obligations and forecasted sales. The Company determines inventory market values by estimating expected selling prices based on the Company’s historical recovery rates for slow-moving and obsolete inventory and other factors, such as market conditions, expected channel of distribution and current consumer preferences.

Income Tax Assets and Liabilities

The Company is subject to income taxes in both the United States and numerous foreign jurisdictions. The Company computes its provision for income taxes using the asset and liability method, under which deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities and for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using the currently enacted tax rates that are expected to apply to taxable income for the years in which those tax assets and liabilities are expected to be realized or settled. Significant judgments are required in order to determine the realizability of these deferred tax assets. In assessing the need for a valuation allowance, the Company’s management evaluates all significant available positive and negative evidence, including historical operating results, estimates of future taxable income and the existence of prudent and feasible tax planning strategies.

The Company continuously reviews issues raised in connection with all ongoing examinations and open tax years to evaluate the adequacy of its tax liabilities. The Company evaluates uncertain tax positions under a two-step approach. The first step is to evaluate the uncertain tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained upon examination based on its technical merits. The second step, for those positions that meet the recognition criteria, is to measure the tax benefit as the largest amount that is more than fifty percent likely to be realized. The Company believes that its recorded tax liabilities are adequate to cover all open tax years based on its assessment. This assessment relies on estimates and assumptions and involves significant judgments about future events. To the extent that the Company’s view as to the outcome of these matters change, the Company will adjust income tax expense in the period in which such determination is made. The Company classifies interest and penalties related to income taxes as income tax expense.

Property, Plant and Equipment

Property, plant and equipment are carried at cost, less accumulated depreciation. The cost is depreciated on a straight-line basis over the estimated useful lives of the related assets. Certain costs relating to internal-use software development are capitalized when incurred during the application development phase. Buildings are depreciated over 20 to 40 years, and leasehold improvements are depreciated over the lesser of the life of the improvement or the initial lease term. Machinery and equipment includes furniture and fixtures, automobiles and trucks, and networking communication equipment, and is depreciated over a range from three to 20 years. Capitalized internal-use software is depreciated over periods ranging from three to seven years.

Goodwill and Other Intangible Assets

Goodwill resulted primarily from a 1985 acquisition of the Company by Levi Strauss Associates Inc., a former parent company that was subsequently merged into the Company in 1996, and the Company’s 2009 acquisitions. Goodwill is not amortized; intangible assets are comprised of owned trademarks with indefinite useful lives which are not being amortized and acquired contractual rights and customers lists with finite lives which are being amortized over periods ranging from four to eight years.

Impairment

The Company reviews its goodwill and other non-amortized intangible assets for impairment annually in the fourth quarter of its fiscal year, or more frequently as warranted by events or changes in circumstances which indicate that the carrying amount may not be recoverable. The Company qualitatively assesses goodwill impairment for certain reporting units and impairment for other non-amortized intangible assets to determine whether it is more likely than not that the fair value of a reporting unit or other non-amortized intangible asset is less than its carrying amount. For goodwill and other non-amortized intangible assets not assessed qualitatively, a two-step quantitative approach is utilized. In the first step, the Company compares the carrying value of the reporting unit or applicable asset to its fair value, which the Company estimates using a discounted cash flow analysis or by comparison with the market values of similar assets. If the carrying amount of the reporting unit or asset exceeds its estimated fair value, the Company performs the second step, and determines the impairment loss, if any, as the excess of the carrying value of the goodwill or intangible asset over its fair value.

The Company reviews its other long-lived assets for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. If the carrying amount of an asset exceeds the expected future undiscounted cash flows, the Company measures and records an impairment loss for the excess of the carrying value of the asset over its fair value.

To determine the fair value of impaired assets, the Company utilizes the valuation technique or techniques deemed most appropriate based on the nature of the impaired asset and the data available, which may include the use of quoted market prices, prices for similar assets or other valuation techniques such as discounted future cash flows or earnings.

Debt Issuance Costs

The Company capitalizes debt issuance costs, which are included in “Other non-current assets” in the Company’s consolidated balance sheets. Bond issuance costs are generally amortized utilizing the effective interest method whereas revolving credit facility issuance costs are amortized utilizing the straight-line method. Amortization of debt issuance costs is included in “Interest expense” in the consolidated statements of income.

Deferred Rent

The Company is obligated under operating leases of property for manufacturing, finishing and distribution facilities, office space, retail stores and equipment. Rental expense relating to operating leases are recognized on a straight-line basis over the lease term after consideration of lease incentives and scheduled rent escalations beginning as of the date the Company takes physical possession or control of the property. Differences between rental expense and actual rental payments are recorded as deferred rent liabilities included in “Other accrued liabilities” and “Other long-term liabilities” on the consolidated balance sheets.

Fair Value of Financial Instruments

The fair values of the Company’s financial instruments reflect the amounts that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). The fair value estimates presented in this report are based on information available to the Company as of November 25, 2012, and November 27, 2011.

The carrying values of cash and cash equivalents, trade receivables and short-term borrowings approximate fair value. The Company has estimated the fair value of its other financial instruments using the market and income approaches. Rabbi trust assets and forward foreign exchange contracts are carried at their fair values. The Company’s debt instruments are carried at historical cost and adjusted for amortization of premiums or discounts, foreign currency fluctuations and principal payments.

Pension and Postretirement Benefits

The Company has several non-contributory defined benefit retirement plans covering eligible employees. The Company also provides certain health care benefits for U.S. employees who meet age, participation and length of service requirements at retirement. In addition, the Company sponsors other retirement or post-employment plans for its foreign employees in accordance with local government programs and requirements. The Company retains the right to amend, curtail or discontinue any aspect of the plans, subject to local regulations.

The Company recognizes either an asset or a liability for any plan’s funded status in its consolidated balance sheets. The Company measures changes in funded status using actuarial models which utilize an attribution approach that generally spreads individual events either over the estimated service lives of the remaining employees in the plan, or, for plans where participants will not earn additional benefits by rendering future service – which, beginning in the second quarter of 2011, includes the Company’s U.S. plans – over the plan participants’ estimated remaining lives. The Company’s policy is to fund its retirement plans based upon actuarial recommendations and in accordance with applicable laws, income tax regulations and credit agreements. Net pension and postretirement benefit income or expense is generally determined using assumptions which include expected long-term rates of return on plan assets, discount rates, compensation rate increases and medical trend rates. The Company considers several factors including actual historical rates, expected rates and external data to determine the assumptions used in the actuarial models.

Pension benefits are primarily paid through trusts funded by the Company. The Company pays postretirement benefits to the healthcare service providers on behalf of the plan’s participants.

Employee Incentive Compensation

The Company maintains short-term and long-term employee incentive compensation plans. These plans are intended to reward eligible employees for their contributions to the Company’s short-term and long-term success. Provisions for employee incentive compensation are recorded in “Accrued salaries, wages and employee benefits” and “Long-term employee related benefits” in the Company’s consolidated balance sheets. The Company accrues the related compensation expense over the period of the plan and changes in the liabilities for these incentive plans generally correlate with the Company’s financial results and projected future financial performance.

Stock-Based Compensation

The Company has stock-based incentive plans which reward certain employees and directors with cash or equity. Compensation cost for these awards is estimated based on the number of awards that are expected to vest. Compensation cost for equity awards is measured based on the fair value at the grant date, while liability award expense is measured and adjusted based on the fair value at the end of each quarter. No compensation cost is ultimately recognized for awards which are unvested and forfeited at an employees’ termination date or for liability awards which are out-of-the-money at the award expiration date. Compensation cost is recognized on a straight-line basis over the period that an employee provides service for that award, which generally is the vesting period.

The Company’s common stock is not listed on any established stock exchange. Accordingly, the stock’s fair market value is determined by the Board based upon a valuation performed by an independent third-party, Evercore Group LLC (“Evercore”). Determining the fair value of the Company’s stock requires complex judgments. The valuation process includes comparison of the Company’s historical and estimated future financial results with selected publicly-traded companies and application of an appropriate discount for the illiquidity of the stock to derive the fair value of the stock. The Company uses this valuation for, among other things, making determinations under its stock-based compensation plans, such as the grant date fair value of awards.

The fair value of equity awards granted to employees is estimated on the date of grant using the Black-Scholes option pricing model. The Black-Scholes option pricing model requires the input of highly subjective assumptions including volatility. Due to the fact that the Company’s common stock is not publicly traded, the computation of expected volatility is based on the average of the historical and implied volatilities, over the expected life of the awards, of comparable companies from a representative peer group of publicly-traded entities, selected based on industry and financial attributes. Other assumptions include expected life, risk-free rate of interest and dividend yield. Expected life prior to 2012 was computed using the simplified method. Beginning with the 2012 equity awards, the expected life is derived based on historical experience and expected future post-vesting termination and exercise patterns. The risk-free interest rate is based on zero coupon U.S. Treasury bond rates corresponding to the expected life of the awards. Dividend assumptions are based on historical experience.

The fair value of equity awards granted to directors is based on the fair value of the common stock at the date of grant. The fair value of liability awards granted to employees is also based on the Black-Scholes option pricing model and is calculated based on the common stock value and assumptions at each quarter end.

Due to the job function of the award recipients, the Company has included stock-based compensation cost in “Selling, general and administrative expenses” in the consolidated statements of income.

Self-Insurance

The Company self-insures, up to certain limits, workers’ compensation risk and employee and eligible retiree medical health benefits. The Company carries insurance policies covering claim exposures which exceed predefined amounts, per occurrence and/or in the aggregate, for workers’ compensation claims and for the medical claims of active employees as well as those salaried retirees who retired after June 1, 2001. Accruals for losses are made based on the Company’s claims experience and actuarial assumptions followed in the insurance industry, including provisions for incurred but not reported losses.

Derivative Financial Instruments and Hedging Activities

The Company recognizes all derivatives as assets and liabilities at their fair values. The Company uses derivatives to manage exposures that are sensitive to changes in market conditions, such as foreign currency risk. Additionally, some of the Company’s contracts contain provisions that are accounted for as embedded derivative instruments. The Company does not designate its derivative instruments for hedge accounting; changes in the fair values of these instruments are recorded in “Other income (expense), net” in the Company’s consolidated statements of income.

The non-derivative instruments the Company designates and that qualify for hedge accounting treatment hedge the Company’s net investment position in certain of its foreign subsidiaries. For these instruments, the Company documents the hedge designation by identifying the hedging instrument, the nature of the risk being hedged and the approach for measuring hedge effectiveness. The ineffective portions of these hedges are recorded in “Other income (expense), net” in the Company’s consolidated statements of income. The effective portions of these hedges are recorded in “Accumulated other comprehensive loss” in the Company’s consolidated balance sheets and are not reclassified to earnings until the related net investment position has been liquidated.

Foreign Currency

The functional currency for most of the Company’s foreign operations is the applicable local currency. For those operations, assets and liabilities are translated into U.S. Dollars using period-end exchange rates, income and expenses are translated at average monthly exchange rates, and equity accounts are translated at historical rates. Net changes resulting from such translations are recorded as a component of translation adjustments in “Accumulated other comprehensive income (loss)” in the Company’s consolidated balance sheets.

Foreign currency transactions are transactions denominated in a currency other than the entity’s functional currency. At each balance sheet date, each entity remeasures the recorded balances related to foreign-currency transactions using the period-end exchange rate. Gains or losses arising from the remeasurement of these balances are recorded in “Other income (expense), net” in the Company’s consolidated statements of income. In addition, at the settlement date of foreign currency transactions, foreign currency gains and losses are recorded in “Other income (expense), net” in the Company’s consolidated statements of income to reflect the difference between the rate effective at the settlement date and the historical rate at which the transaction was originally recorded.

Noncontrolling Interest

Noncontrolling interest includes a 16.4% minority interest of third parties in Levi Strauss Japan K.K., the Company’s Japanese subsidiary.

Revenue Recognition

Net sales is primarily comprised of sales of products to wholesale customers, including franchised stores, and direct sales to consumers at the Company’s company-operated and online stores and at the Company’s company-operated shop-in-shops located within department stores. The Company recognizes revenue on sale of product when the goods are shipped or delivered and title to the goods passes to the customer provided that: there are no uncertainties regarding customer acceptance; persuasive evidence of an arrangement exists; the sales price is fixed or determinable; and collectability is reasonably assured. The revenue is recorded net of an allowance for estimated returns, discounts and retailer promotions and other similar incentives. Licensing revenues from the use of the Company’s trademarks in connection with the manufacturing, advertising, and distribution of trademarked products by third-party licensees are earned and recognized as products are sold by licensees based on royalty rates set forth in the licensing agreements.

The Company recognizes allowances for estimated returns in the period in which the related sale is recorded. The Company recognizes allowances for estimated discounts, retailer promotions and other similar incentives at the later of the period in which the related sale is recorded or the period in which the sales incentive is offered to the customer. The Company estimates non-volume based allowances based on historical rates as well as customer and product-specific circumstances. Sales and value-added taxes collected from customers and remitted to governmental authorities are presented on a net basis in the consolidated statements of income.

Net sales to the Company’s ten largest customers totaled approximately 32%, 30% and 33% of net revenues for 2012, 2011 and 2010, respectively. No customer represented 10% or more of net revenues in any of these years.

Cost of Goods Sold

Cost of goods sold includes the expenses incurred to acquire and produce inventory for sale, including product costs, labor and related overhead, sourcing costs, inbound freight, internal transfers, and the cost of operating the Company’s remaining manufacturing facilities, including the related depreciation expense. Costs relating to the Company’s licensing activities are included in “Selling, general and administrative expenses” in the consolidated statements of income.

Selling, General and Administrative Expenses

Selling, general and administrative expenses are primarily comprised of costs relating to advertising, marketing, selling, distribution, information technology and other corporate functions. Selling costs include all occupancy costs associated with company-operated stores and with the Company’s company-operated shop-in-shops located within department stores. The Company expenses advertising costs as incurred. For 2012, 2011 and 2010, total advertising expense was $260.4 million, $313.8 million and $327.8 million, respectively. Distribution costs include costs related to receiving and inspection at distribution centers, warehousing, shipping to the Company’s customers, handling and certain other activities associated with the Company’s distribution network. These expenses totaled $186.7 million, $183.9 million and $185.1 million for 2012, 2011 and 2010, respectively.

Recently Issued Accounting Standards

The following recently issued accounting standards have been grouped by their required effective dates for the Company:

First Quarter of 2013

•

In June 2011, the FASB issued Accounting Standards Update No. 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income,” (“ASU 2011-05”). ASU 2011-05 eliminates the option to report other comprehensive income and its components in the statement of changes in equity. ASU 2011-05 requires that all nonowner changes in stockholders’ equity be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements. In December 2011, the FASB issued Accounting Standards Update No. 2011-12 (“ASU 2011-12”) which deferred certain requirements within ASU 2011-05. All other requirements in ASU 2011-05 are to be applied retrospectively. The Company anticipates that the adoption of this ASU will materially change the presentation of its consolidated financial statements.

Second Quarter of 2013

•

In February 2013, the FASB issued Accounting Standards Update No. 2013-02, “Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income,” (“ASU 2013-02”). ASU 2013-02 finalizes the requirements of ASU 2011-05 that ASU 2011-12 deferred, clarifying how to report the effect of significant reclassifications out of accumulated other comprehensive income. ASU 2013-02 is to be applied prospectively. The Company does not anticipate that the adoption of this ASU will materially change the presentation of its consolidated financial statements.

First Quarter of 2014

•

In December 2011, the FASB issued Accounting Standards Update No. 2011-11, “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities,” (“ASU 2011-11”). ASU 2011-11 enhances disclosures regarding financial instruments and derivative instruments. Entities are required to provide both net information and gross information for these assets and liabilities in order to enhance comparability between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. The requirements of ASU 2011-11 are to be applied retrospectively. The Company anticipates that the adoption of this ASU will expand its consolidated financial statement footnote disclosures.

FAIR VALUE OF FINANCIAL INSTRUMENTS	3 Months Ended	12 Months Ended
	Feb. 24, 2013	Nov. 25, 2012
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 2:    FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents the Company’s financial instruments that are carried at fair value:

	February 24, 2013			November 25, 2012
		Fair Value Estimated Using			Fair Value Estimated Using
	Fair Value	Level 1 Inputs(1)	Level 2 Inputs(2)	Fair Value	Level 1 Inputs(1)	Level 2 Inputs(2)
	(Dollars in thousands)
Financial assets carried at fair value
Rabbi trust assets	$21,557	$21,557	$—	$20,322	$20,322	$—
Forward foreign exchange contracts, net(3)	9,156	—	9,156	5,792	—	5,792

Total	$30,713	$21,557	$9,156	$26,114	$20,322	$5,792

Financial liabilities carried at fair value
Forward foreign exchange contracts, net(3)	$6,416	$—	$6,416	$3,018	$—	$3,018

(1)	Fair values estimated using Level 1 inputs are inputs which consist of quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. Rabbi trust assets consist of a diversified portfolio of equity, fixed income and other securities.

(2)	Fair values estimated using Level 2 inputs are inputs, other than quoted prices, that are observable for the asset or liability, either directly or indirectly and include among other things, quoted prices for similar assets or liabilities in markets that are active or inactive as well as inputs other than quoted prices that are observable. For forward foreign exchange contracts, inputs include foreign currency exchange and interest rates and, where applicable, credit default swap prices.

(3)	The Company’s over-the-counter forward foreign exchange contracts are subject to International Swaps and Derivatives Association, Inc. master agreements. These agreements permit the net-settlement of these contracts on a per-institution basis.

The following table presents the carrying value — including related accrued interest — and estimated fair value of the Company’s financial instruments that are carried at adjusted historical cost:

	February 24, 2013		November 25, 2012
	Carrying Value	Estimated Fair Value(1)	Carrying Value	Estimated Fair Value(1)
	(Dollars in thousands)
Financial liabilities carried at adjusted historical cost
Senior term loan due 2014	$274,936	$275,622	$324,890	$324,484
4.25% Yen-denominated Eurobonds due 2016	43,591	42,840	48,656	47,201
7.75% Euro senior notes due 2018	404,190	435,844	387,433	416,422
7.625% senior notes due 2020	536,120	582,714	526,223	572,161
6.875% senior notes due 2022	393,382	425,625	386,838	404,163
Short-term borrowings	56,785	56,785	59,861	59,861

Total	$1,709,004	$1,819,430	$1,733,901	$1,824,292

(1)	Fair value estimate incorporates mid-market price quotes.

NOTE 4:    FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents the Company’s financial instruments that are carried at fair value:

	November 25, 2012			November 27, 2011
		Fair Value Estimated Using			Fair Value Estimated Using
	Fair Value	Level 1 Inputs(1)	Level 2 Inputs(2)	Fair Value	Level 1 Inputs(1)	Level 2 Inputs(2)
	(Dollars in thousands)
Financial assets carried at fair value
Rabbi trust assets	$20,322	$20,322	$—	$18,064	$18,064	$—
Forward foreign exchange contracts, net(3)	5,792	—	5,792	25,992	—	25,992

Total	$26,114	$20,322	$5,792	$44,056	$18,064	$25,992

Financial liabilities carried at fair value
Forward foreign exchange contracts, net(3)	$3,018	$—	$3,018	$5,256	$—	$5,256

(1)	Fair values estimated using Level 1 inputs are inputs which consist of quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. Rabbi trust assets consist of a diversified portfolio of equity, fixed income and other securities. See Note 12 for more information on rabbi trust assets.

(2)	Fair values estimated using Level 2 inputs are inputs, other than quoted prices, that are observable for the asset or liability, either directly or indirectly and include among other things, quoted prices for similar assets or liabilities in markets that are active or inactive as well as inputs other than quoted prices that are observable. For forward foreign exchange contracts, inputs include foreign currency exchange and interest rates and, where applicable, credit default swap prices.

(3)	The Company’s over-the-counter forward foreign exchange contracts are subject to International Swaps and Derivatives Association, Inc. master agreements. These agreements permit the net-settlement of these contracts on a per-institution basis.

The following table presents the carrying value — including related accrued interest — and estimated fair value of the Company’s financial instruments that are carried at adjusted historical cost:

	November 25, 2012		November 27, 2011
	Carrying Value	Estimated Fair Value(1)	Carrying Value	Estimated Fair Value(1)
	(Dollars in thousands)
Financial liabilities carried at adjusted historical cost
Senior revolving credit facility	$—	$—	$200,267	$199,767
Senior term loan due 2014	324,890	324,484	324,663	316,562
8.875% senior notes due 2016	—	—	354,918	366,293
4.25% Yen-denominated Eurobonds due 2016	48,656	47,201	118,618	102,508
7.75% Euro senior notes due 2018	387,433	416,422	401,495	381,478
7.625% senior notes due 2020	526,223	572,161	526,446	519,883
6.875% senior notes due 2022	386,838	404,163	—	—
Short-term borrowings	59,861	59,861	54,975	54,975

Total	$1,733,901	$1,824,292	$1,981,382	$1,941,466

(1)	Fair value estimate incorporates mid-market price quotes.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES	3 Months Ended	12 Months Ended
	Feb. 24, 2013	Nov. 25, 2012
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

NOTE 3:    DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

As of February 24, 2013, the Company had forward foreign exchange contracts to buy $660.0 million and to sell $373.1 million against various foreign currencies. These contracts are at various exchange rates and expire at various dates through July 2014.

The table below provides data about the carrying values of derivative instruments and non-derivative instruments:

	February 24, 2013			November 25, 2012
	Assets	(Liabilities)		Assets	(Liabilities)
	Carrying Value	Carrying Value	Derivative Net Carrying Value	Carrying Value	Carrying Value	Derivative Net Carrying Value
	(Dollars in thousands)
Derivatives not designated as hedging instruments
Forward foreign exchange contracts(1)	$11,639	$(2,483)	$9,156	$7,131	$(1,339)	$5,792
Forward foreign exchange contracts(2)	2,554	(8,970)	(6,416)	5,183	(8,201)	(3,018)

Total	$14,193	$(11,453)		$12,314	$(9,540)

Non-derivatives designated as hedging instruments
4.25% Yen-denominated Eurobonds due 2016	$—	$(24,919)		$—	$(28,135)
7.75% Euro senior notes due 2018	—	(395,670)		—	(386,520)

Total	$—	$(420,589)		$—	$(414,655)

(1)	Included in “Other current assets” or “Other non-current assets” on the Company’s consolidated balance sheets.

(2)	Included in “Other accrued liabilities” on the Company’s consolidated balance sheets.

The table below provides data about the amount of gains and losses related to derivative instruments and non-derivative instruments designated as net investment hedges included in “Accumulated other comprehensive loss” (“AOCI”) on the Company’s consolidated balance sheets, and in “Other income, net” in the Company’s consolidated statements of income:

	Gain or (Loss) Recognized in AOCI (Effective Portion)		Gain or (Loss) Recognized in Other Income, net (Ineffective Portion and Amount Excluded from Effectiveness Testing)
	As of February 24, 2013	As of November 25, 2012	Three Months Ended
			February 24, 2013	February 26, 2012
	(Dollars in thousands)
Forward foreign exchange contracts	$4,637	$4,637
4.25% Yen-denominated Eurobonds due 2016	(23,070)	(26,285)	$2,328	$2,606
7.75% Euro senior notes due 2018	(18,601)	(9,451)	—	—
Cumulative income taxes	14,543	12,246

Total	$(22,491)	$(18,853)

The table below provides data about the amount of gains and losses related to derivatives not designated as hedging instruments included in “Other income, net” in the Company’s consolidated statements of income:

	Gain or (Loss)
	Three Months Ended
	February 24, 2013	February 26, 2012
	(Dollars in thousands)
Forward foreign exchange contracts:
Realized	$(2,710)	$(3,485)
Unrealized	(109)	(11,767)

Total	$(2,819)	$(15,252)

NOTE 5:    DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Company’s foreign currency management objective is to minimize the effect of fluctuations in foreign exchange rates on nonfunctional currency cash flows of the Company and its subsidiaries and selected assets or liabilities of the Company and its subsidiaries without exposing the Company to additional risk associated with transactions that could be regarded as speculative. Forward exchange contracts on various currencies are entered into to manage foreign currency exposures associated with certain product sourcing activities, some intercompany sales, foreign subsidiaries’ royalty payments, interest payments, earnings repatriations, net investment in foreign operations and funding activities. The Company manages certain forecasted foreign currency exposures and uses a centralized currency management operation to take advantage of potential opportunities to naturally offset foreign currency exposures against each other. The Company designates its outstanding Euro senior notes and a portion of its outstanding Yen-denominated Eurobonds as net investment hedges to manage foreign currency exposures in its foreign operations. The Company does not apply hedge accounting to its derivative transactions. As of November 25, 2012, the Company had forward foreign exchange contracts to buy $795.1 million and to sell $422.3 million against various foreign currencies. These contracts are at various exchange rates and expire at various dates through January 2014.

The table below provides data about the carrying values of derivative instruments and non-derivative instruments:

	November 25, 2012			November 27, 2011
	Assets	(Liabilities)		Assets	(Liabilities)	Derivative Net Carrying Value
	Carrying Value	Carrying Value	Derivative Net Carrying Value	Carrying Value	Carrying Value
	(Dollars in thousands)
Derivatives not designated as hedging instruments
Forward foreign exchange contracts(1)	$7,131	$(1,339)	$5,792	$31,906	$(5,914)	$25,992
Forward foreign exchange contracts(2)	5,183	(8,201)	(3,018)	4,547	(9,803)	(5,256)

Total	$12,314	$(9,540)		$36,453	$(15,717)

Non-derivatives designated as hedging instruments
4.25% Yen-denominated Eurobonds due 2016	$—	$(28,135)		$—	$(46,115)
7.75% Euro senior notes due 2018	—	(386,520)		—	(400,350)

Total	$—	$(414,655)		$—	$(446,465)

(1)	Included in “Other current assets” or “Other non-current assets” on the Company’s consolidated balance sheets.

(2)	Included in “Other accrued liabilities” on the Company’s consolidated balance sheets.

The table below provides data about the amount of gains and losses related to derivative instruments and non-derivative instruments designated as net investment hedges included in “Accumulated other comprehensive loss” (“AOCI”) on the Company’s consolidated balance sheets, and in “Other income (expense), net” in the Company’s consolidated statements of income:

	Gain or (Loss) Recognized in AOCI (Effective Portion)		Gain or (Loss) Recognized in Other Income (Expense), net (Ineffective Portion and Amount Excluded from Effectiveness Testing)
	As of November 25, 2012	As of November 27, 2011	Year Ended
			November 25, 2012	November 27, 2011	November 28, 2010
	(Dollars in thousands)
Forward foreign exchange contracts	$4,637	$4,637
4.25% Yen-denominated Eurobonds due 2016	(26,285)	(28,525)	$3,474	$(5,033)	$2,254
7.75% Euro senior notes due 2018	(9,451)	(23,281)	—	—	—
Cumulative income taxes	12,246	18,476

Total	$(18,853)	$(28,693)

The table below provides data about the amount of gains and losses related to derivatives not designated as hedging instruments included in “Other income (expense), net” in the Company’s consolidated statements of income:

	Gain or (Loss)
	Year Ended
	November 25, 2012	November 27, 2011	November 28, 2010
	(Dollars in thousands)
Forward foreign exchange contracts:
Realized	$8,508	$(9,548)	$(16,342)
Unrealized	(17,952)	24,858	10,163

Total	$(9,444)	$15,310	$(6,179)

DEBT	3 Months Ended	12 Months Ended
	Feb. 24, 2013	Nov. 25, 2012
DEBT

NOTE 4:    DEBT

	February 24, 2013	November 25, 2012
	(Dollars in thousands)
Long-term debt
Unsecured:
Senior term loan due 2014	$249,636	$324,424
4.25% Yen-denominated Eurobonds due 2016	42,964	48,508
7.75% Euro senior notes due 2018	395,670	386,520
7.625% senior notes due 2020	525,000	525,000
6.875% senior notes due 2022	385,000	385,000

Total unsecured	1,598,270	1,669,452

Total long-term debt	$1,598,270	$1,669,452

Short-term debt
Senior term loan due 2014	$24,964	$—
Short-term borrowings	56,460	59,759

Total short-term debt	$81,424	$59,759

Total long-term and short-term debt	$1,679,694	$1,729,211

Senior Term Loan due 2014

During the three months ended February 24, 2013, the Company prepaid $50.0 million of the Senior Term Loan due 2014. After the quarter-end, the Company prepaid another $25.0 million bringing the aggregate year-to-date prepayment amount to $75.0 million. Subsequently, the remaining balance of the Senior Term Loan due 2014 was repaid in full with the proceeds of the notes issued on March 14, 2013, and cash on hand. See “Subsequent Event — Additional Issuance of Senior Notes due 2022” below.

Subsequent Event — Additional Issuance of Senior Notes due 2022

Additional Senior Notes due 2022. On March 14, 2013, the Company issued an additional $140.0 million in 6.875% senior notes due 2022 (the “Additional Senior Notes due 2022”) to qualified institutional buyers in compliance with the Securities Act of 1933, as amended (the “Securities Act”). The Additional Senior Notes due 2022 are treated as a single series with the $385.0 million aggregate principal amount of 6.875% senior notes due 2022 the Company issued in May 2012 (the “Existing Senior Notes due 2022”) and have substantially the same terms as those of the Existing Senior Notes due 2022, except that the Additional Senior Notes due 2022 are subject to a registration rights agreement and until they are registered and exchanged for registered notes, the Additional Senior Notes due 2022 will not be fungible with the Existing Senior Notes due 2022.

Pursuant to the registration rights agreement, the Company is required to conduct an exchange offer in order to allow holders of the Additional Senior Notes due 2022 to exchange their notes for exchange notes in the same principal amount and with substantially identical terms, except that the exchange notes will be registered under the Securities Act.

The Additional Senior Notes due 2022, the Existing Senior Notes due 2022, and the exchange notes will be treated as a single class for all purposes under the indenture governing the Company’s Existing Senior Notes due 2022, including without limitation, the covenants, events of default, asset sale, change of control, covenant suspension and other terms. The Additional Senior Notes due 2022 were offered at a premium of $11.2 million, which will be amortized to interest expense over the term of the notes. Costs of approximately $2.6 million associated with the issuance of the notes, representing underwriting fees and other expenses, will also be amortized to interest expense over the term of the notes.

Use of Proceeds. The Company used the net proceeds from the offering, together with cash on hand, to prepay in full its Senior Term Loan due 2014.

Senior Revolving Credit Facility

The Company’s unused availability under its senior secured revolving credit facility was $573.7 million at February 24, 2013, as the Company’s total availability of $656.0 million was reduced by $82.3 million of letters of credit and other credit usage allocated under the facility.

Interest Rates on Borrowings

The Company’s weighted-average interest rate on average borrowings outstanding during the three months ended February 24, 2013, was 6.91% as compared to 6.99% in the same period of 2012.

NOTE 6:    DEBT

	November 25, 2012	November 27, 2011
	(Dollars in thousands)
Long-term debt
Secured:
Senior revolving credit facility	$—	$100,000
Unsecured:
Senior term loan due 2014	324,424	324,032
8.875% senior notes due 2016	—	350,000
4.25% Yen-denominated Eurobonds due 2016	48,508	118,243
7.75% Euro senior notes due 2018	386,520	400,350
7.625% senior notes due 2020	525,000	525,000
6.875% senior notes due 2022	385,000	—

Total unsecured	1,669,452	1,717,625

Total long-term debt	$1,669,452	$1,817,625

Short-term debt
Senior revolving credit facility	$—	$100,000
Short-term borrowings	59,759	54,747

Total short-term debt	$59,759	$154,747

Total long-term and short-term debt	$1,729,211	$1,972,372

Senior Revolving Credit Facility

The Company is a party to a credit agreement for a senior secured revolving credit facility. The credit agreement provides for an asset-based facility, in which the borrowing availability is primarily based on the value of the U.S. Levi’s® trademarks and the levels of accounts receivable and inventory in the United States and Canada, as further described below.

Availability, interest and maturity.    The maximum availability under the credit facility is $850.0 million, of which $800.0 million is available to the Company for revolving loans in U.S. Dollars and $50.0 million is available to the Company for revolving loans either in U.S. Dollars or Canadian Dollars. Subject to the level of this borrowing base, the Company may make and repay borrowings from time to time until the maturity of the credit facility. The Company may make voluntary prepayments of borrowings at any time and must make mandatory prepayments if certain events occur. Borrowings under the credit agreement will bear an interest rate of LIBOR plus 150 to 275 basis points, depending on borrowing base availability, and undrawn availability bears a rate of 37.5 to 50 basis points. The credit facility has a maturity date of September 30, 2016, which may be accelerated to December 26, 2013, if the senior unsecured term loan due 2014 is still outstanding on that date and the Company has not met other conditions set forth in the credit agreement. Upon the maturity date, all of the obligations outstanding under the credit agreement become due.

The Company’s unused availability under its senior secured revolving credit facility was $533.8 million at November 25, 2012, as the Company’s total availability of $616.1 million, based on the collateral levels discussed above, was reduced by $82.3 million of letters of credit and other credit usage allocated under the facility. The $82.3 million was comprised of $15.5 million of other credit usage and $66.8 million of stand-by letters of credit with various international banks which serve as guarantees to cover U.S. workers’ compensation claims and the working capital requirements for certain subsidiaries, primarily India.

Guarantees and security.    The Company’s obligations under the credit agreement are guaranteed by its domestic subsidiaries. The obligations under the agreement are secured by, among other domestic assets, certain U.S. trademarks associated with the Levi’s® brand and accounts receivable, goods and inventory in the United States. Additionally, the obligations of Levi Strauss & Co. (Canada) Inc. under the credit agreement are secured by Canadian accounts receivable, goods, inventory and other Canadian assets. The lien on the U.S. Levi’s® trademarks and related intellectual property may be released at the Company’s discretion so long as it meets certain conditions; such release would reduce the borrowing base.

Covenants.    The credit agreement contains customary covenants restricting the Company’s activities as well as those of the Company’s subsidiaries, including limitations on the ability to sell assets; engage in mergers; enter into transactions involving related parties or derivatives; incur or prepay indebtedness or grant liens or negative pledges on the Company’s assets; make loans or other investments; pay dividends or repurchase stock or other securities; guaranty third-party obligations; and make changes in the Company’s corporate structure. There are exceptions to these covenants, and some are only applicable when unused availability falls below specified thresholds. In addition, the credit agreement includes, as a financial covenant, a springing fixed charge coverage ratio of 1.0:1.0, which arises when availability falls below a specified threshold.

Events of default.    The credit agreement contains customary events of default, including payment failures; failure to comply with covenants; failure to satisfy other obligations under the credit agreements or related documents; defaults in respect of other indebtedness; bankruptcy, insolvency and inability to pay debts when due; material judgments; pension plan terminations or specified underfunding; substantial stock ownership changes; and specified changes in the composition of the Company’s board of directors. The cross-default provisions in the agreement apply if a default occurs on other indebtedness in excess of $50.0 million and the applicable grace period in respect of the indebtedness has expired, such that the lenders of or trustee for the defaulted indebtedness have the right to accelerate. If an event of default occurs under the credit agreement, the lenders may terminate their commitments, declare immediately payable all borrowings under the agreement and foreclose on the collateral.

Senior Term Loan due 2014

The Company is a party to a senior unsecured term loan agreement (the “Term Loan”). The Term Loan, entered into in 2007, consists of a single borrowing of $325.0 million, net of a 0.75% discount to the lenders. The Term Loan matures on April 4, 2014, and bears interest at 2.25% over LIBOR or 1.25% over the base rate. The Term Loan could not have been prepaid during the first year but thereafter may be prepaid without premium or penalty.

Covenants.    The agreement governing the Term Loan contains covenants that limit the Company and its subsidiaries’ ability to incur additional debt; pay dividends or make other restricted payments; consummate specified asset sales; enter into transactions with affiliates; incur liens; impose restrictions on the ability of a subsidiary to pay dividends or make payments to the Company and its subsidiaries; merge or consolidate with any other person; and sell, assign, transfer, lease, convey or otherwise dispose of all or substantially all of the Company’s assets or its subsidiaries’ assets. The Company and its subsidiaries would not be required to comply with certain of these covenants if the Term Loan receives and maintains an investment grade rating by both Standard and Poor’s and Moody’s and the Company and its subsidiaries are and remain in compliance with the agreement.

Asset sales.    The agreement governing the Term Loan provides that the Company’s asset sales must be at fair market value and the consideration must consist of at least 75% cash or cash equivalents or the assumption of liabilities. The Company would be required to use the net proceeds from the asset sale within 360 days after receipt either to repay bank debt, with an equivalent permanent reduction in the available commitment in the case of a repayment under the Company’s senior secured revolving credit facility, or to invest in additional assets in a business related to the Company’s business. To the extent proceeds not so used within the time period exceed $10.0 million, the Company would be required to make an offer to prepay the Term Loan plus accrued but unpaid interest, if any, to the date of prepayment.

Change in control.    If the Company experienced a change in control as defined in the agreement, then the Company is required under the agreement to make an offer to prepay the Term Loan at 101% of the principal amount plus accrued and unpaid interest, if any, to the date of prepayment.

Events of default.    The agreement contains customary events of default, including failure to pay principal, failure to pay interest after a 30-day grace period, failure to comply with the merger, consolidation and sale of property covenant, failure to comply with other covenants in the agreement for a period of 30 days after notice given to the Company, failure to satisfy certain judgments in excess of $25.0 million after a 30-day grace period, and certain events involving bankruptcy, insolvency or reorganization. The agreement also contains a cross-acceleration event of default that applies if debt of the Company or any restricted subsidiary in excess of $25.0 million is accelerated or is not paid when due at final maturity.

Senior Notes due 2016

Principal, interest and maturity.    The Company issued $350.0 million in notes with a ten-year term to qualified institutional buyers in 2006 (the “Senior Notes due 2016”). The Senior Notes due 2016 were unsecured obligations that ranked equally with all of the Company’s other existing and future unsecured and unsubordinated debt. The Company redeemed all of the remaining outstanding Senior Notes due 2016 in May 2012, as described below.

Yen-denominated Eurobonds due 2016

In 1996, the Company issued ¥20 billion principal amount Eurobonds (equivalent to approximately $180.0 million at the time of issuance) due in November 2016, with interest payable at 4.25% per annum. The bond is redeemable at the option of the Company at a make-whole redemption price. The Company repurchased a portion of the Yen-denominated Eurobonds due 2016 in May 2010, and again in May 2012, as described below.

The agreement governing these bonds contains customary events of default and restricts the Company’s ability and the ability of its subsidiaries and future subsidiaries to incur liens; engage in sale and leaseback transactions and engage in mergers and sales of assets. The agreement contains a cross-acceleration event of default that applies if any of the Company’s debt in excess of $25.0 million is accelerated and the debt is not discharged or acceleration rescinded within 30 days after the Company’s receipt of a notice of default from the fiscal agent or from the holders of at least 25% of the principal amount of the bond.

Euro Notes due 2018 and Senior Notes due 2020

Principal, interest and maturity.    On May 6, 2010, the Company issued €300.0 million in aggregate principal amount of 7.75% Euro senior notes due 2018 (the “Euro Notes due 2018”) and $525.0 million in aggregate principal amount of 7.625% senior notes due 2020 (the “Senior Notes due 2020”) to qualified institutional buyers. The notes are unsecured obligations that rank equally with all of the Company’s other existing and future unsecured and unsubordinated debt. The Euro Notes due 2018 mature on May 15, 2018, and the Senior Notes due 2020 mature on May 15, 2020. Interest on the notes is payable semi-annually in arrears on May 15 and November 15, commencing on November 15, 2010. The Company may redeem some or all of the Euro Notes due 2018 prior to May 15, 2014, and some or all of the Senior Notes due 2020 prior to May 15, 2015, each at a price equal to 100% of the principal amount plus accrued and unpaid interest and a “make-whole” premium; after these dates, the Company may redeem all or any portion of the notes, at once or over time, at redemption prices specified in the indenture governing the notes, after giving the required notice under the indenture. In addition, at any time prior to May 15, 2013, the Company may redeem up to a maximum of 35% of the original aggregate principal amount of each series of notes with the proceeds of one or more public equity offerings at a redemption price of 107.750% and 107.625% of the principal amount of the Euro Notes due 2018 and Senior Notes due 2020, respectively, plus accrued and unpaid interest, if any, to the date of redemption. Costs representing underwriting fees and other expenses of $17.5 million are amortized over the term of the notes to interest expense.

Covenants.    The indenture governing both notes contains covenants that limit, among other things, the Company’s and certain of the Company’s subsidiaries’ ability to incur additional debt; make certain restricted payments; consummate specified asset sales; enter into transactions with affiliates; incur liens; impose restrictions on the ability of its subsidiaries to pay dividends or make payments to the Company and its restricted subsidiaries; enter into sale and leaseback transactions; merge or consolidate with another person; and dispose of all or substantially all of the Company’s assets. The indenture provides for customary events of default (subject in certain cases to customary grace and cure periods), which include nonpayment, breach of covenants in the indenture, payment defaults or acceleration of other indebtedness, a failure to pay certain judgments and certain events of bankruptcy and insolvency. Generally, if an event of default occurs, the trustee under the indenture or holders of at least 25% in principal amount of the then outstanding notes may declare all notes to be due and payable immediately. Upon the occurrence of a change in control (as defined in the indenture), each holder of notes may require the Company to repurchase all or a portion of the notes in cash at a price equal to 101% of the principal amount of notes to be repurchased, plus accrued and unpaid interest, if any, thereon to the date of purchase.

Exchange offer.    In accordance with a registration rights agreement, the Company conducted an exchange offer to allow holders to exchange the notes for new notes in the same principal amount and with substantially identical terms, except that the new notes were registered under the Securities Act of 1933.

Use of Proceeds.    The proceeds from the issuance of the Euro Notes due 2018 and the Senior Notes due 2020 were used to repurchase and repay all of the Company’s then-existing Euro Notes due 2013 and Senior Notes due 2015. The proceeds were also used to repurchase ¥10,883,500,000 in principal amount tendered of the Yen-denominated Eurobonds due 2016 for total consideration of $100.0 million including accrued interest.

Issuance of Senior Notes due 2022

Principal, interest and maturity.    On May 8, 2012, the Company issued $385.0 million in aggregate principal amount of 6.875% senior notes due 2022 (the “Senior Notes due 2022”) to qualified institutional buyers and to purchasers outside the United States in compliance with the Securities Act of 1933, as amended (the “Securities Act”). The notes are unsecured obligations that rank equally with all of the Company’s other existing and future unsecured and unsubordinated debt. The Senior Notes due 2022 mature on May 1, 2022. Interest on the notes is payable semi-annually in arrears on May 1 and November 1, commencing on November 1, 2012. The Company may redeem some or all of the Senior Notes due 2022 prior to May 1, 2017, at a price equal to 100% of the principal amount plus accrued and unpaid interest and a “make-whole” premium; on or after this date, the Company may redeem all or any portion of the notes, at once or over time, at redemption prices specified in the indenture governing the notes, after giving the required notice under the indenture. In addition, at any time prior to May 1, 2015, the Company may redeem up to a maximum of 35% of the original aggregate principal amount of the Senior Notes due 2022 with the proceeds of certain equity offerings at a redemption price of 106.875% of the principal amount of the Senior Notes due 2022, plus accrued and unpaid interest, if any, to the date of redemption. Costs of approximately $7.4 million associated with the issuance of the notes, representing underwriting fees and other expenses, will be amortized to interest expense over the term of the notes.

Other Covenants.    The indenture contains covenants that limit, among other things, the Company’s and certain of the Company’s subsidiaries’ ability to incur additional debt, make certain restricted payments, consummate specified asset sales, enter into transactions with affiliates, incur liens, impose restrictions on the ability of its subsidiaries to pay dividends or make payments to the Company and its restricted subsidiaries, enter into sale and leaseback transactions, merge or consolidate with another person, and dispose of all or substantially all of the Company’s assets. The indenture provides for customary events of default (subject in certain cases to customary grace and cure periods), which include nonpayment, breach of covenants in the indenture, payment defaults or acceleration of other indebtedness, a failure to pay certain judgments and certain events of bankruptcy and insolvency. Generally, if an event of default occurs, the trustee under the indenture or holders of at least 25% in principal amount of the then outstanding notes may declare all the notes to be due and payable immediately. Upon the occurrence of a change in control (as defined in the indenture), each holder of notes may require the Company to repurchase all or a portion of the notes in cash at a price equal to 101% of the principal amount of notes to be repurchased, plus accrued and unpaid interest, if any, thereon to the date of purchase.

Exchange offer.    In accordance with a registration rights agreement, the Company conducted an exchange offer to allow holders to exchange the notes for new notes in the same principal amount and with substantially identical terms, except that the new notes were registered under the Securities Act.

Use of Proceeds.    On April 24, 2012, the Company commenced a cash tender offer for the outstanding principal amount of its $350.0 million Senior Notes due 2016. The tender offer expired May 21, 2012, and the Company redeemed all remaining notes that were not tendered in the offer on May 25, 2012. The Company purchased all of the outstanding Senior Notes due 2016 pursuant to the tender offer and subsequent redemption.

On May 11, 2012, the Company repurchased ¥5,116,500,000 in aggregate principal amount tendered of the Yen-denominated Eurobonds due 2016 for total consideration of $56.4 million including interest.

The tender offer, redemption, and partial repurchase described above, as well as underwriting fees associated with the new issuance, were primarily funded with the proceeds from the issuance of the Senior Notes due 2022.

Short-term Borrowings

Short-term borrowings consist of term loans and revolving credit facilities at various foreign subsidiaries which the Company expects to either pay over the next twelve months or refinance at the end of their applicable terms. Certain of these borrowings are guaranteed by stand-by letters of credit allocated under the Company’s senior secured revolving credit facility.

Loss on Early Extinguishment of Debt

For the year ended November 25, 2012, the Company recorded a net loss of $8.2 million on early extinguishment of debt, primarily comprised of a tender premium of $11.4 million and the write-off of $4.0 million of unamortized debt issuance costs, partially offset by a gain of $7.6 million related to the partial repurchase of Yen-denominated Eurobonds at a discount of their par value.

Principal Payments on Short-term and Long-term Debt

The table below sets forth, as of November 25, 2012, the Company’s required aggregate short-term and long-term debt principal payments (inclusive of premium and discount) for the next five fiscal years and thereafter.

(Dollars in thousands)
2013	$59,759
2014	324,424
2015	—
2016	48,508
2017	—
Thereafter	1,296,520

Total future debt principal payments	$1,729,211

Interest Rates on Borrowings

The Company’s weighted-average interest rate on average borrowings outstanding during 2012, 2011 and 2010 was 7.05%, 6.90% and 7.05%, respectively. The weighted-average interest rate on average borrowings outstanding includes the amortization of capitalized bank fees and underwriting fees, and excludes interest on obligations to participants under deferred compensation plans.

Dividends and Restrictions

The terms of certain of the indentures relating to the Company’s unsecured notes and its senior secured revolving credit facility agreement contain covenants that restrict the Company’s ability to pay dividends to its stockholders. For information about the Company’s dividend payments, see Note 14. As of November 25, 2012, and at the time the dividends were paid, the Company met the requirements of its debt instruments. Subsidiaries of the Company that are not wholly-owned subsidiaries are permitted under the indentures to pay dividends to all stockholders either on a pro rata basis or on a basis that results in the receipt by the Company of dividends or distributions of greater value than it would receive on a pro rata basis. The Company has not entered into any arrangements that would restrict the transfer of the assets of the Company’s subsidiaries to the Company in the form of loans, advances or cash dividends.

EMPLOYEE BENEFIT PLANS	3 Months Ended	12 Months Ended
	Feb. 24, 2013	Nov. 25, 2012
EMPLOYEE BENEFIT PLANS

NOTE 5:    EMPLOYEE BENEFIT PLANS

The following table summarizes the components of net periodic benefit cost (income) and the changes recognized in “Accumulated other comprehensive loss” for the Company’s defined benefit pension plans and postretirement benefit plans:

	Pension Benefits		Postretirement Benefits
	Three Months Ended		Three Months Ended
	February 24, 2013	February 26, 2012	February 24, 2013	February 26, 2012
	(Dollars in thousands)
Net periodic benefit cost (income):
Service cost	$2,281	$2,247	$94	$99
Interest cost	13,066	14,413	1,239	1,659
Expected return on plan assets	(14,014)	(13,009)	—	—
Amortization of prior service benefit	(20)	(20)	(122)	(4,089)
Amortization of actuarial loss	4,218	3,142	1,691	1,289
Curtailment gain	—	(773)	—	—
Net settlement loss	45	107	—	—

Net periodic benefit cost (income)	5,576	6,107	2,902	(1,042)

Changes in accumulated other comprehensive loss:
Actuarial gain	—	(4)	—	—
Amortization of prior service benefit	20	20	122	4,089
Amortization of actuarial loss	(4,218)	(3,142)	(1,691)	(1,289)
Curtailment loss	(440)	(1)	—	—
Net settlement loss	—	(51)	—	—

Total recognized in accumulated other comprehensive loss	(4,638)	(3,178)	(1,569)	2,800

Total recognized in net periodic benefit cost (income) and accumulated other comprehensive loss	$938	$2,929	$1,333	$1,758

NOTE 8:    EMPLOYEE BENEFIT PLANS

Pension plans.    The Company has several non-contributory defined benefit retirement plans covering eligible employees. Plan assets are invested in a diversified portfolio of securities including stocks, bonds, real estate investment funds, cash equivalents, and alternative investments. Benefits payable under the plans are based on years of service, final average compensation, or both. The Company retains the right to amend, curtail or discontinue any aspect of the plans, subject to local regulations.

Postretirement plans.    The Company maintains plans that provide postretirement benefits to eligible employees, principally health care, to substantially all U.S. retirees and their qualified dependents. These plans were established with the intention that they would continue indefinitely. However, the Company retains the right to amend, curtail or discontinue any aspect of the plans at any time. The plans are contributory and contain certain cost-sharing features, such as deductibles and coinsurance. The Company’s policy is to fund postretirement benefits as claims and premiums are paid.

The following tables summarize activity of the Company’s defined benefit pension plans and postretirement benefit plans:

	Pension Benefits		Postretirement Benefits
	2012	2011	2012	2011
	(Dollars in thousands)
Change in benefit obligation:
Benefit obligation at beginning of year	$1,203,677	$1,131,765	$156,060	$164,308
Service cost	8,952	10,241	397	478
Interest cost	57,635	60,314	6,634	7,629
Plan participants’ contribution	884	1,177	5,531	5,832
Actuarial loss(1)	184,183	75,268	10,408	2,323
Net curtailment gain	(2,379)	(7,132)	—	—
Impact of foreign currency changes	1,103	(2,027)	—	—
Plan settlements	(867)	(4,051)	—	—
Special termination benefits	159	120	—	—
Benefits paid	(64,697)	(61,998)	(23,166)	(24,510)

Benefit obligation at end of year	$1,388,650	$1,203,677	$155,864	$156,060

Change in plan assets:
Fair value of plan assets at beginning of year	771,914	731,676	—	—
Actual return on plan assets	125,430	39,091	—	—
Employer contribution	60,096	67,584	17,635	18,678
Plan participants’ contributions	884	1,177	5,531	5,832
Plan settlements	(867)	(4,051)	—	—
Impact of foreign currency changes	1,602	(1,565)	—	—
Benefits paid	(64,697)	(61,998)	(23,166)	(24,510)

Fair value of plan assets at end of year	894,362	771,914	—	—

Unfunded status at end of year	$(494,288)	$(431,763)	$(155,864)	$(156,060)

(1)	Actuarial losses in the Company’s pension benefit plans resulted from changes in discount rate assumptions, primarily for the Company’s U.S. plans. Changes in financial markets during 2011 and 2012, including a decrease in corporate bond yield indices, caused a reduction in the discount rates used to measure the benefit obligations in each of those years.

Amounts recognized in the consolidated balance sheets as of November 25, 2012, and November 27, 2011, consist of the following:

	Pension Benefits		Postretirement Benefits
	2012	2011	2012	2011
	(Dollars in thousands)
Accrued benefit liability – current portion	(8,217)	(7,876)	(14,906)	(15,952)
Accrued benefit liability – long-term portion	(486,071)	(423,887)	(140,958)	(140,108)

	$(494,288)	$(431,763)	$(155,864)	$(156,060)

Accumulated other comprehensive loss:
Net actuarial loss	$(493,487)	$(395,554)	$(51,644)	$(46,393)
Net prior service benefit	708	806	493	16,849

	$(492,779)	$(394,748)	$(51,151)	$(29,544)

The accumulated benefit obligation for all defined benefit plans was $1.4 billion and $1.2 billion at November 25, 2012, and November 27, 2011, respectively. Information for the Company’s defined benefit plans with an accumulated or projected benefit obligation in excess of plan assets is as follows:

	Pension Benefits
	2012	2011
	(Dollars in thousands)
Accumulated benefit obligations in excess of plan assets:
Aggregate accumulated benefit obligation	$1,335,827	$1,133,801
Aggregate fair value of plan assets	859,373	713,818
Projected benefit obligations in excess of plan assets:
Aggregate projected benefit obligation	$1,388,650	$1,203,677
Aggregate fair value of plan assets	894,362	771,914

The components of the Company’s net periodic benefit cost (income) were as follows:

	Pension Benefits			Postretirement Benefits
	2012	2011	2010	2012	2011	2010
	(Dollars in thousands)
Net periodic benefit cost (income):
Service cost	$8,952	$10,241	$7,794	$397	$478	$474
Interest cost	57,635	60,314	59,680	6,634	7,629	8,674
Expected return on plan assets	(52,029)	(52,959)	(46,085)	—	—	—
Amortization of prior service (benefit) cost(1)	(78)	47	453	(16,356)	(28,945)	(29,566)
Amortization of actuarial loss	12,612	14,908	26,660	5,157	5,025	5,608
Curtailment (gain) loss	(2,391)	129	106	—	—	—
Special termination benefit	159	120	312	—	—	—
Net settlement loss	383	714	425	—	—	—

Net periodic benefit cost (income)	25,243	33,514	49,345	(4,168)	(15,813)	(14,810)

Changes in accumulated other comprehensive loss:
Actuarial loss(2)	110,262	84,593		10,408	2,324
Amortization of prior service benefit (cost)(1)	78	(47)		16,356	28,945
Amortization of actuarial loss	(12,612)	(14,908)		(5,157)	(5,025)
Curtailment gain (loss)	192	(3,064)		—	—
Net settlement loss	(77)	(338)		—	—

Total recognized in accumulated other comprehensive loss	97,843	66,236		21,607	26,244

Total recognized in net periodic benefit cost (income) and accumulated other comprehensive loss	$123,086	$99,750		$17,439	$10,431

(1)	Postretirement benefits amortization of prior service benefit recognized during each of years 2012, 2011, and 2010 relates primarily to the favorable impact of the February 2004 and August 2003 plan amendments.
(2)	Reflects the impact of the changes in the discount rate assumptions at year-end remeasurement for the pension and postretirement benefit plans for 2012 and 2011.

The amounts that will be amortized from “Accumulated other comprehensive loss” into net periodic benefit cost in 2013 for the Company’s defined benefit pension and postretirement benefit plans are expected to be $16.8 million and $6.3 million, respectively.

Assumptions used in accounting for the Company’s benefit plans were as follows:

	Pension Benefits		Postretirement Benefits
	2012	2011	2012	2011
Weighted-average assumptions used to determine net periodic benefit cost:
Discount rate	4.9%	5.5%	4.5%	4.9%
Expected long-term rate of return on plan assets	6.7%	6.9%
Rate of compensation increase	3.6%	4.0%
Weighted-average assumptions used to determine benefit obligations:
Discount rate	3.8%	4.9%	3.3%	4.5%
Rate of compensation increase	3.5%	3.5%
Assumed health care cost trend rates were as follows:
Health care trend rate assumed for next year			7.4%	7.6%
Rate trend to which the cost trend is assumed to decline			4.5%	4.5%
Year that rate reaches the ultimate trend rate			2028	2028

For the Company’s U.S. benefit plans, the discount rate used to determine the present value of the future pension and postretirement plan obligations was based on a yield curve constructed from a portfolio of high quality corporate bonds with various maturities. Each year’s expected future benefit payments are discounted to their present value at the appropriate yield curve rate, thereby generating the overall discount rate. The Company utilized a variety of country-specific third-party bond indices to determine the appropriate discount rates to use for the benefit plans of its foreign subsidiaries.

The Company bases the overall expected long-term rate of return on assets on anticipated long-term returns of individual asset classes and each pension plans’ target asset allocation strategy based on current economic conditions. For the U.S. pension plan, the expected long-term returns for each asset class are determined through a mean-variance model to estimate 20-year returns for the plan.

Health care cost trend rate assumptions are a significant input in the calculation of the amounts reported for the Company’s postretirement benefits plans. A one percentage-point change in assumed health care cost trend rates would have no significant effect on the total service and interest cost components or on the postretirement benefit obligation.

Consolidated pension plan assets relate primarily to the U.S. pension plan. The Company utilizes the services of independent third-party investment managers to oversee the management of U.S. pension plan assets. The Company’s investment strategy is to invest plan assets in a diversified portfolio of domestic and international equity securities, fixed income securities and real estate and other alternative investments with the objective of generating long-term growth in plan assets at a reasonable level of risk. Prohibited investments for the U.S. pension plan include certain privately placed or other non-marketable debt instruments, letter stock, commodities or commodity contracts and derivatives of mortgage-backed securities, such as interest-only, principal-only or inverse floaters. The current target allocation percentages for the Company’s U.S. pension plan assets are 43-47% for equity securities, 43-47% for fixed income securities and 8-12% for other alternative investments, including real estate.

The fair value of the Company’s pension plan assets by asset class are as follows:

	Year Ended November 25, 2012
Asset Class	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Dollars in thousands)
Cash and cash equivalents	$6,585	$6,585	$—	$—
Equity securities(1)
U.S. large cap	208,722	—	208,722	—
U.S. small cap	37,356	—	37,356	—
International	158,281	—	158,281	—
Fixed income securities(2)	397,706	—	397,706	—
Other alternative investments
Real estate(3)	69,526	—	69,526	—
Private equity(4)	3,837	—	—	3,837
Hedge fund(5)	5,733	—	5,733	—
Other(6)	6,616	—	6,616	—

Total investments at fair value	$894,362	$6,585	$883,940	$3,837

(1)	Primarily comprised of equity index funds that track various market indices.

(2)	Predominantly includes bond index funds that invest in U.S. government and investment grade corporate bonds.

(3)	Primarily comprised of investments in U.S. Real Estate Investment Trusts.

(4)	Represents holdings in a diversified portfolio of private equity funds and direct investments in companies located primarily in North America. Fair values are determined by investment fund managers using primarily unobservable market data.

(5)	Primarily invested in a diversified portfolio of equities, bonds, alternatives and cash with a low tolerance for capital loss.

(6)	Primarily relates to accounts held and managed by a third-party insurance company for employee-participants in Belgium. Fair values are based on accumulated plan contributions plus a contractually-guaranteed return plus a share of any incremental investment fund profits.

The fair value of plan assets are composed of U.S. plan assets of approximately $761 million and non-U.S. plan assets of approximately $133 million. The fair values of the substantial majority of the equity, fixed income and real estate investments are based on the net asset value of comingled trust funds that passively track various market indices.

The Company’s estimated future benefit payments to participants, which reflect expected future service, as appropriate are anticipated to be paid as follows:

Fiscal year	Pension Benefits	Postretirement Benefits	Total
	(Dollars in thousands)
2013	$61,726	$17,943	$79,669
2014	59,188	17,339	76,527
2015	60,580	16,832	77,412
2016	61,661	16,196	77,857
2017	64,067	15,459	79,526
2018-2022	349,646	69,469	419,115

At November 25, 2012, the Company’s contributions to its pension plans in 2013 were estimated to be approximately $31.7 million.

COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Feb. 24, 2013	Nov. 25, 2012
COMMITMENTS AND CONTINGENCIES

NOTE 6:    COMMITMENTS AND CONTINGENCIES

Forward Foreign Exchange Contracts

The Company uses over-the-counter derivative instruments to manage its exposure to foreign currencies. The Company is exposed to credit loss in the event of nonperformance by the counterparties to the forward foreign exchange contracts. However, the Company believes that its exposures are appropriately diversified across counterparties and that these counterparties are creditworthy financial institutions. Please see Note 3 for additional information.

Other Contingencies

Litigation.    There have been no material developments with respect to the information previously reported in the Company’s 2012 Annual Report on Form 10-K related to legal proceedings.

In the ordinary course of business, the Company has various pending cases involving contractual matters, facility- and employee-related matters, distribution matters, product liability claims, trademark infringement and other matters. The Company does not believe any of these pending legal proceedings will have a material impact on its financial condition, results of operations or cash flows.

NOTE 13:    COMMITMENTS AND CONTINGENCIES

Operating Lease Commitments

The Company is obligated under operating leases for manufacturing, finishing and distribution facilities, office space, retail stores and equipment. At November 25, 2012, obligations for future minimum payments under operating leases were as follows:

(Dollars in thousands)
2013	$146,079
2014	114,568
2015	96,278
2016	81,402
2017	70,131
Thereafter	200,454

Total future minimum lease payments	$708,912

In general, leases relating to real estate include renewal options of up to approximately 27 years, except for the San Francisco headquarters office lease, which contains multiple renewal options of up to 57 years. Some leases contain escalation clauses relating to increases in operating costs. Rental expense for the years ended November 25, 2012, November 27, 2011, and November 28, 2010, was $186.1 million, $174.6 million and $161.2 million, respectively.

Forward Foreign Exchange Contracts

The Company uses over-the-counter derivative instruments to manage its exposure to foreign currencies. The Company is exposed to credit loss in the event of nonperformance by the counterparties to the forward foreign exchange contracts. However, the Company believes that its exposures are appropriately diversified across counterparties and that these counterparties are creditworthy financial institutions. Please see Note 5 for additional information.

Other Contingencies

Litigation.    In the ordinary course of business, the Company has various pending cases involving contractual matters, facility- and employee-related matters, distribution matters, product liability claims, trademark infringement and other matters. The Company does not believe any of these pending legal proceedings will have a material impact on its financial condition, results of operations or cash flows.

DIVIDEND PAYMENT	3 Months Ended	12 Months Ended
	Feb. 24, 2013	Nov. 25, 2012
DIVIDEND PAYMENT

NOTE 7:    DIVIDEND PAYMENT

The Company paid a cash dividend of $25.1 million in the first quarter of 2013. The Company does not have an established annual dividend policy. The Company will continue to review its ability to pay cash dividends at least annually, and dividends may be declared at the discretion of the Company’s Board of Directors depending upon, among other factors, the income tax impact to the dividend recipients, the Company’s financial condition and compliance with the terms of the Company’s debt agreements.

NOTE 14:    DIVIDEND PAYMENT

The Company paid cash dividends of $20.0 million in the first half of 2012, 2011 and 2010. Subsequent to the Company’s year-end, the Company’s Board of Directors declared and the Company paid a cash dividend of $25.1 million.

The Company does not have an established annual dividend policy. The Company will continue to review its ability to pay cash dividends at least annually, and dividends may be declared at the discretion of the Company’s Board of Directors depending upon, among other factors, the income tax impact to the dividend recipients, the Company’s financial condition and compliance with the terms of the Company’s debt agreements.

ACCUMULATED OTHER COMPREHENSIVE LOSS	3 Months Ended	12 Months Ended
	Feb. 24, 2013	Nov. 25, 2012
ACCUMULATED OTHER COMPREHENSIVE LOSS

NOTE 8:    ACCUMULATED OTHER COMPREHENSIVE LOSS

The following is a summary of the components of “Accumulated other comprehensive loss,” net of related income taxes:

	February 24, 2013	November 25, 2012
	(Dollars in thousands)
Pension and postretirement benefits	$(327,052)	$(330,961)
Net investment hedge losses	(22,491)	(18,853)
Foreign currency translation losses	(58,520)	(55,423)
Unrealized gain on marketable securities	52	1,014

Accumulated other comprehensive loss	(408,011)	(404,223)
Accumulated other comprehensive income attributable to noncontrolling interest	9,751	10,412

Accumulated other comprehensive loss attributable to Levi Strauss & Co.	$(417,762)	$(414,635)

NOTE 15:    ACCUMULATED OTHER COMPREHENSIVE LOSS

Accumulated other comprehensive income (loss) is summarized below:

	Levi Strauss & Co.
		Translation Adjustments		Unrealized Gain (Loss) on Marketable Securities
	Pension and Postretirement Benefits(1)	Net Investment Hedges	Foreign Currency Translation		Total	Noncontrolling Interest	Totals
	(Dollars in thousands)
Accumulated other comprehensive income (loss) at November 29, 2009	$(176,880)	$(49,317)	$(21,595)	$(2,075)	$(249,867)	$9,945	$(239,922)

Gross changes	(34,625)	37,143	(20,833)	3,615	(14,700)	130	(14,570)
Tax	12,698	(14,215)	(4,701)	(1,383)	(7,601)	—	(7,601)

Other comprehensive income (loss), net of tax	(21,927)	22,928	(25,534)	2,232	(22,301)	130	(22,171)

Accumulated other comprehensive income (loss) at November 28, 2010	(198,807)	(26,389)	(47,129)	157	(272,168)	10,075	(262,093)

Gross changes	(92,480)	(3,758)	(10,881)	(1,149)	(108,268)	794	(107,474)
Tax	35,603	1,454	(3,068)	445	34,434	—	34,434

Other comprehensive income (loss), net of tax	(56,877)	(2,304)	(13,949)	(704)	(73,834)	794	(73,040)

Accumulated other comprehensive income (loss) at November 27, 2011	(255,684)	(28,693)	(61,078)	(547)	(346,002)	10,869	(335,133)

Gross changes	(119,450)	16,070	(4,755)	2,549	(105,586)	(457)	(106,043)
Tax	44,173	(6,230)	(2)	(988)	36,953	—	36,953

Other comprehensive income (loss), net of tax	(75,277)	9,840	(4,757)	1,561	(68,633)	(457)	(69,090)

Accumulated other comprehensive income (loss) at November 25, 2012	$(330,961)	$(18,853)	$(65,835)	$1,014	$(414,635)	$10,412	$(404,223)

(1)	Pension and postretirement benefit amounts primarily resulted from the actuarial losses recorded in conjunction with the year-end remeasurements of pension obligations, and were principally due to a decline in discount rates caused by changes in the financial markets, including a decrease in corporate bond yield indices.

OTHER INCOME (EXPENSE), NET	3 Months Ended	12 Months Ended
	Feb. 24, 2013	Nov. 25, 2012
OTHER INCOME (EXPENSE), NET

NOTE 9:    OTHER INCOME, NET

The following table summarizes significant components of “Other income, net”:

	Three Months Ended
	February 24, 2013	February 26, 2012
	(Dollars in thousands)
Foreign exchange management losses	$(2,819)	$(15,252)
Foreign currency transaction gains	4,398	15,441
Interest income	391	347
Investment income	2,805	127
Other	1,291	509

Total other income, net	$6,066	$1,172

NOTE 16: OTHER INCOME (EXPENSE), NET

The following table summarizes significant components of “Other income (expense), net”:

	Year Ended
	November 25, 2012	November 27, 2011	November 28, 2010
	(Dollars in thousands)
Foreign exchange management (losses) gains(1)	$(9,444)	$15,310	$(6,179)
Foreign currency transaction gains (losses)(2)	8,512	(20,251)	9,940
Interest income	1,514	1,618	2,232
Other	4,220	2,048	654

Total other income (expense), net	$4,802	$(1,275)	$6,647

(1)	Gains and losses on forward foreign exchange contracts primarily result from currency fluctuations relative to negotiated contract rates. Losses on forward foreign exchange contracts in 2012 primarily resulted from unfavorable currency fluctuations relative to negotiated contract rates on positions to sell the Mexican Peso. Gains in 2011 primarily resulted from favorable currency fluctuations in the fourth quarter, relative to negotiated contract rates, including the appreciation of the U.S. Dollar against various foreign currencies.

(2)	Foreign currency transaction gains and losses reflect the impact of foreign currency fluctuation on the Company’s foreign currency denominated balances. Gains in 2012 were primarily due to a significant increase in Euro denominated intercompany receivables and the appreciation of the U.S. Dollar against the Japanese Yen. Losses in 2011 were primarily due to the depreciation of the U.S. Dollar, the Turkish Lira and the Polish Zloty against various foreign currencies.

INCOME TAXES	3 Months Ended	12 Months Ended
	Feb. 24, 2013	Nov. 25, 2012
INCOME TAXES

NOTE 10:    INCOME TAXES

The effective income tax rate was 31.2% for the three months ended February 24, 2013, compared to 32.3% for the same period ended February 26, 2012. The decrease in the effective tax rate in 2013 is primarily a result of a favorable change in the projected mix of earnings in jurisdictions with lower effective tax rates.

NOTE 17:    INCOME TAXES

The Company’s income tax expense was $54.9 million, $67.7 million and $86.2 million for the years 2012, 2011 and 2010, respectively. The decrease in income tax expense in 2012 as compared to 2011 is primarily due to a net tax benefit of $27.0 million recognized in 2012, resulting from a definitive agreement with the State of California on the state tax refund claims involving tax years 1986 – 2004. The benefit was partially offset by a charge of $9.1 million for the write-off of domestic deferred tax assets associated with expired stock appreciation rights and fixed assets, as well as an unfavorable shift in the mix of foreign earnings to jurisdictions with higher effective tax rates.

The decrease in income tax expense for 2011 as compared to 2010 primarily reflects the decrease in income before income taxes, as well as the comparatively favorable net impact of the following three significant income tax entries recorded in 2010. In 2010, the Company recognized a $27.5 million tax charge for a valuation allowance to fully offset the amount of deferred tax assets in Japan and a $14.5 million tax charge for a reduction in deferred tax assets as a result of the enactment of the Patient Protection and Affordable Care Act (Health Care Act); these charges were partially offset by a $34.2 million tax benefit arising from plans to repatriate the prior undistributed earnings of foreign subsidiaries.

The U.S. and foreign components of income before income taxes were as follows:

	Year Ended
	November 25, 2012	November 27, 2011	November 28, 2010
	(Dollars in thousands)
Domestic	$82,764	$114,236	$165,489
Foreign	113,117	88,591	70,109

Total Income before Income Taxes	$195,881	$202,827	$235,598

Income tax expense (benefit) consisted of the following:

	Year Ended
	November 25,	November 27,	November 28,
	2012	2011	2010
	(Dollars in thousands)
U.S. Federal
Current	$15,334	$19,992	$12,259
Deferred	29,537	40,435	24,507

	$44,871	$60,427	$36,766

U.S. State
Current	$(34,603)	$(10)	$2,854
Deferred	(2,956)	(617)	2,454

	$(37,559)	$(627)	$5,308

Foreign
Current	$54,338	$31,580	$39,926
Deferred	(6,728)	(23,665)	4,152

	$47,610	$7,915	$44,078

Consolidated
Current	$35,069	$51,562	$55,039
Deferred	19,853	16,153	31,113

Total Income Tax Expense	$54,922	$67,715	$86,152

The Company’s effective income tax rate was 28.0%, 33.4%, and 36.6% for 2012, 2011 and 2010, respectively. The Company’s income tax expense differed from the amount computed by applying the U.S. federal statutory income tax rate of 35% to income before income taxes as follows:

	Year Ended
	November 25, 2012		November 27, 2011		November 28, 2010
	(Dollars in thousands)
Income tax expense at U.S. federal statutory rate	$68,558	35.0%	$70,990	35.0%	$82,459	35.0%
State income taxes, net of U.S. federal impact	892	0.5%	1,535	0.8%	1,894	0.8%
Change in Health Care Act legislation	—	—%	—	—%	14,481	6.2%
Change in valuation allowance	(1,329)	(0.7)%	(2,421)	(1.2)%	28,278	12.0%
Impact of foreign operations	7,313	3.7%	(2,148)	(1.1)%	(40,668)	(17.3)%
Reassessment of tax liabilities	(29,500)	(15.1)%	(51)	—%	162	0.1%
Write-off of deferred tax assets	9,061	4.6%	—	—%	—	—%
Other, including non-deductible expenses	(73)	—%	(190)	(0.1)%	(454)	(0.2)%

Total	$54,922	28.0%	$67,715	33.4%	$86,152	36.6%

Deferred Tax Assets and Liabilities

The Company’s deferred tax assets and deferred tax liabilities were as follows:

	November 25, 2012	November 27, 2011
	(Dollars in thousands)
Foreign tax credit carryforwards	$180,890	$247,003
State net operating loss carryforwards	13,030	14,861
Foreign net operating loss carryforwards	82,748	126,365
Employee compensation and benefit plans	300,796	274,534
Advance royalties	82,799	—
Restructuring and special charges	29,031	18,703
Sales returns and allowances	33,372	35,429
Inventory	14,261	10,240
Property, plant and equipment	18,504	16,037
Unrealized gains/losses on investments	9,720	19,385
Other	38,445	48,884

Total gross deferred tax assets	803,596	811,441
Less: Valuation allowance	(74,456)	(98,736)

Total net deferred tax assets	$729,140	$712,705

Current
Deferred tax assets	$125,804	$108,726
Valuation allowance	(9,580)	(9,182)

Total current deferred tax assets	$116,224	$99,544

Long-term
Deferred tax assets	$677,792	$702,715
Valuation allowance	(64,876)	(89,554)

Total long-term deferred tax assets	$612,916	$613,161

In the fourth quarter of 2012, the Company identified certain deferred tax assets and valuation allowances that should have been written off and reversed, respectively, in prior periods. The Company determined that the amounts were not material to its previously issued financial statements and recorded a correcting entry in the fourth quarter of 2012. The correction had no effect on operating income or cash, but increased income tax expense and decreased net income in the fourth quarter of 2012 by $5.8 million.

Foreign tax credit carryforwards.    This asset decreased from the prior year period primarily due to the utilization of foreign tax credits in the 2012 U.S. federal income tax return, mainly due to the inclusion in 2012 of $213.7 million advance royalty payments from the Company’s European operations relating to the fiscal years 2013 and thereafter. The foreign tax credit carryforwards at November 25, 2012, are subject to expiration from 2014 to 2021, if not utilized.

Foreign net operating loss carryforwards.    As of November 25, 2012, the Company had a deferred tax asset of $82.7 million for foreign net operating loss carryforwards of $276.5 million. Approximately $136.2 million of these operating losses expire between the years 2013 and 2031. The remaining $140.3 million are available as indefinite carryforwards under applicable tax law.

Valuation Allowance.    The following table details the changes in valuation allowance during the year ended November 25, 2012:

	Valuation Allowance at November 27, 2011	Changes in Related Gross Deferred Tax Asset	Release	Valuation Allowance at November 25, 2012
	(Dollars in thousands)
Foreign net operating loss carryforwards and other foreign deferred tax assets	98,736	(22,951)	(1,329)	74,456

	$98,736	$(22,951)	$(1,329)	$74,456

At November 25, 2012, $57.3 million of the Company’s valuation allowance related to its gross deferred tax asset for foreign net operating loss carryforwards, to reduce the asset to the amount that will more likely than not be realized. The reduction in the valuation allowance during 2012 was primarily attributable to expirations of unused net operating loss carryforwards in certain foreign jurisdictions.

Uncertain Income Tax Positions

As of November 25, 2012, the Company’s total gross amount of unrecognized tax benefits was $63.6 million, of which $38.5 million could impact the effective tax rate, if recognized, as compared to November 27, 2011, when the Company’s total gross amount of unrecognized tax benefits was $143.4 million, of which $87.9 million could have impacted the effective tax rate, if recognized. The reduction in gross unrecognized tax benefits was primarily due to the Company reaching an agreement during the year with the State of California on state tax refund claims involving tax years 1986 – 2004. In accordance with the agreement, subsequent to the end of the fourth quarter, the Company received a cash refund of state taxes of $29.0 million.

The following table reflects the changes to the Company’s unrecognized tax benefits for the year ended November 25, 2012, and November 27, 2011:

(Dollars in thousands)
Gross unrecognized tax benefits as of November 28, 2010	$150,702
Increases related to current year tax positions	4,309
Increases related to tax positions from prior years	307
Decreases related to tax positions from prior years	(2,357)
Settlement with tax authorities	(1,676)
Lapses of statutes of limitation	(6,226)
Other, including foreign currency translation	(1,662)

Gross unrecognized tax benefits as of November 27, 2011	143,397
Increases related to current year tax positions	5,216
Increases related to tax positions from prior years	3,018
Decreases related to tax positions from prior years	(97)
Settlement with tax authorities	(83,852)
Lapses of statutes of limitation	(3,126)
Other, including foreign currency translation	(930)

Gross unrecognized tax benefits as of November 25, 2012	$63,626

The Company believes that it is reasonably possible that unrecognized tax benefits could decrease within the next twelve months by as much as $23.4 million due to anticipated settlement of audits in various jurisdictions.

As of November 25, 2012, and November 27, 2011, accrued interest and penalties primarily relating to non-U.S. jurisdictions were $15.6 million and $16.5 million, respectively.

The Company’s income tax returns are subject to examination in the U.S. federal and state jurisdictions and numerous foreign jurisdictions. The following table summarizes the tax years that are either currently under audit or remain open and subject to examination by the tax authorities in the major jurisdictions in which the Company operates:

Jurisdiction	Open Tax Years
U.S. federal	2003-2012
California	2003-2012
Belgium	2010-2012
United Kingdom	2008-2012
Spain	2007-2012
Mexico	2005-2012
Canada	2004-2012
Hong Kong	2006-2012
Italy	2007-2012
France	2009-2012
Turkey	2007-2012

RELATED PARTIES	3 Months Ended	12 Months Ended
	Feb. 24, 2013	Nov. 25, 2012
RELATED PARTIES

NOTE 11:    RELATED PARTIES

Robert D. Haas, a director and Chairman Emeritus of the Company, is the President of the Levi Strauss Foundation, which is not a consolidated entity of the Company. During the three-month period ended February 24, 2013, the Company donated $3.1 million to the Levi Strauss Foundation as compared to $0.3 million for the same prior-year period.

NOTE 18:    RELATED PARTIES

Robert D. Haas, a director and Chairman Emeritus of the Company, is the President of the Levi Strauss Foundation, which is not a consolidated entity of the Company. During 2012, 2011, and 2010, the Company donated $2.8 million, $1.6 million and $3.1 million, respectively, to the Levi Strauss Foundation.

Peter E. Haas Jr., a director of the Company, is the President of the Red Tab Foundation, which is not a consolidated entity of the Company. During 2012, the Company donated $0.1 million to the Red Tab Foundation.

Stephen C. Neal, a director and Chairman of the Board of Directors, is Chairman of the law firm Cooley LLP. In 2010, the Company paid fees to Cooley LLP of approximately $0.2 million.

BUSINESS SEGMENT INFORMATION	3 Months Ended	12 Months Ended
	Feb. 24, 2013	Nov. 25, 2012
BUSINESS SEGMENT INFORMATION

NOTE 12:    BUSINESS SEGMENT INFORMATION

The Company manages its business according to three regional segments, the Americas, Europe and Asia Pacific. The Company considers its chief executive officer to be the Company’s chief operating decision maker. The Company’s management, including the chief operating decision maker, manages business operations, evaluates performance and allocates resources based on the regional segments’ net revenues and operating income.

Business segment information for the Company is as follows:

	Three Months Ended
	February 24, 2013	February 26, 2012
	(Dollars in thousands)
Net revenues:
Americas	$647,127	$647,294
Europe	296,587	289,452
Asia Pacific	202,964	228,215

Total net revenues	$1,146,678	$1,164,961

Operating income:
Americas	$132,463	$79,636
Europe	62,926	52,073
Asia Pacific	48,965	41,160

Regional operating income	244,354	172,869
Corporate expenses	62,899	62,658

Total operating income	181,455	110,211
Interest expense	(32,157)	(38,573)
Loss on early extinguishment of debt	(114)	—
Other income, net	6,066	1,172

Income before income taxes	$155,250	$72,810

NOTE 19:    BUSINESS SEGMENT INFORMATION

The Company manages its business according to three regional segments: the Americas, Europe and Asia Pacific. The Company considers its chief executive officer to be the Company’s chief operating decision maker. The Company’s management, including the chief operating decision maker, manages business operations, evaluates performance and allocates resources based on the regional segments’ net revenues and operating income. The Company reports net trade receivables and inventories by segment as that information is used by the chief operating decision maker in assessing segment performance. The Company does not report its other assets by segment as that information is not used by the chief operating decision maker in assessing segment performance.

Business segment information for the Company is as follows:

	Year Ended
	November 25, 2012	November 27, 2011	November 28, 2010
	(Dollars in thousands)
Net revenues:
Americas	$2,749,327	$2,715,925	$2,549,086
Europe	1,103,212	1,174,138	1,105,264
Asia Pacific	757,654	871,503	756,299

Total net revenues	$4,610,193	$4,761,566	$4,410,649

Operating income:
Americas	$431,552	$393,906	$402,530
Europe	178,313	182,306	163,475
Asia Pacific	66,839	108,065	86,274

Regional operating income	676,704	684,277	652,279
Corporate expenses(1)	342,725	347,884	270,918

Total operating income	333,979	336,393	381,361
Interest expense	(134,694)	(132,043)	(135,823)
Loss on early extinguishment of debt	(8,206)	(248)	(16,587)
Other income (expense), net	4,802	(1,275)	6,647

Income before income taxes	$195,881	$202,827	$235,598

(1)	Included in corporate expenses for the year ended November 25, 2012, is an $18.8 million impairment charge related to the Company’s decision in the third quarter to outsource distribution in Japan to a third-party and close its owned distribution center in that country.

	Year Ended
	November 25, 2012	November 27, 2011	November 28, 2010
	(Dollars in thousands)
Depreciation and amortization expense:
Americas	$43,368	$53,804	$51,050
Europe	21,891	23,803	25,485
Asia Pacific	12,887	12,878	11,798
Corporate	44,462	27,308	16,563

Total depreciation and amortization expense	$122,608	$117,793	$104,896

	November 25, 2012
	Americas	Europe	Asia Pacific	Unallocated	Consolidated Total
	(Dollars in thousands)
Assets:
Trade receivables, net	$327,308	$113,405	$40,996	$18,963	$500,672
Inventories	270,019	126,018	96,969	25,854	518,860
All other assets	—	—	—	2,150,545	2,150,545

Total assets					$3,170,077

	November 27, 2011
	Americas	Europe	Asia Pacific	Unallocated	Consolidated Total
	(Dollars in thousands)
Assets:
Trade receivables, net	$404,401	$164,077	$66,779	$19,646	$654,903
Inventories	332,955	141,764	130,953	5,730	611,402
All other assets	—	—	—	2,013,250	2,013,250

Total assets					$3,279,555

Geographic information for the Company was as follows:

	Year Ended
	November 25, 2012	November 27, 2011	November 28, 2010
	(Dollars in thousands)
Net revenues:
United States	$2,412,647	$2,380,096	$2,248,340
Foreign countries	2,197,546	2,381,470	2,162,309

Total net revenues	$4,610,193	$4,761,566	$4,410,649

Deferred tax assets:
United States	$647,767	$643,767	$646,050
Foreign countries	81,373	68,938	50,895

Total deferred tax assets	$729,140	$712,705	$696,945

Long-lived assets:
United States	$353,567	$365,907	$337,592
Foreign countries	123,977	152,874	169,557

Total long-lived assets	$477,544	$518,781	$507,149

PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Nov. 25, 2012
PROPERTY, PLANT AND EQUIPMENT

NOTE 2:    PROPERTY, PLANT AND EQUIPMENT

The components of property, plant and equipment (“PP&E”) were as follows:

	November 25, 2012	November 27, 2011
	(Dollars in thousands)
Land	$21,319	$30,236
Buildings and leasehold improvements	404,438	422,020
Machinery and equipment	473,014	477,895
Capitalized internal-use software	285,960	286,662
Construction in progress	56,842	17,434

Subtotal	1,241,573	1,234,247
Accumulated depreciation	(782,766)	(731,859)

PP&E, net	$458,807	$502,388

Depreciation expense for the years ended November 25, 2012, November 27, 2011, and November 28, 2010, was $110.5 million, $104.8 million and $88.9 million, respectively.

Construction in progress at November 25, 2012, and November 27, 2011, primarily related to the installation of various information technology systems.

GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Nov. 25, 2012
GOODWILL AND OTHER INTANGIBLE ASSETS

NOTE 3:    GOODWILL AND OTHER INTANGIBLE ASSETS

The changes in the carrying amount of goodwill by business segment for the years ended November 25, 2012, and November 27, 2011, were as follows:

	Americas	Europe	Asia Pacific	Total
	(Dollars in thousands)
Balance, November 28, 2010	$207,427	$31,603	$2,442	$241,472
Foreign currency fluctuation	(9)	(80)	(413)	(502)

Balance, November 27, 2011	207,418	31,523	2,029	240,970
Foreign currency fluctuation	5	(896)	(108)	(999)

Balance, November 25, 2012	$207,423	$30,627	$1,921	$239,971

Other intangible assets, net, were as follows:

	November 25, 2012			November 27, 2011
	Gross Carrying Value	Accumulated Amortization	Total	Gross Carrying Value	Accumulated Amortization	Total
	(Dollars in thousands)
Non-amortized intangible assets:
Trademarks	$42,743	$—	$42,743	$42,743	$—	$42,743
Amortized intangible assets:
Acquired contractual rights	42,220	(32,163)	10,057	41,667	(23,051)	18,616
Customer lists	19,326	(12,217)	7,109	20,018	(9,559)	10,459

Total	$104,289	$(44,380)	$59,909	$104,428	$(32,610)	$71,818

For the years ended November 25, 2012, and November 27, 2011, amortization of these intangible assets were $11.4 million and $12.1 million, respectively. The amortization of these intangible assets, which is included in “Selling, general and administrative expenses” in the Company’s consolidated statements of income, in the succeeding fiscal years is approximately $10.9 million in 2013 and immaterial thereafter.

As of November 25, 2012, there was no impairment to the carrying value of the Company’s goodwill or non-amortized intangible assets.

GUARANTEES	12 Months Ended
Nov. 25, 2012
GUARANTEES

NOTE 7:    GUARANTEES

Indemnification agreements.    In the ordinary course of business, the Company enters into agreements containing indemnification provisions under which the Company agrees to indemnify the other party for specified claims and losses. For example, the Company’s trademark license agreements, real estate leases, consulting agreements, logistics outsourcing agreements, securities purchase agreements and credit agreements typically contain such provisions. This type of indemnification provision obligates the Company to pay certain amounts associated with claims brought against the other party as the result of trademark infringement, negligence or willful misconduct of Company employees, breach of contract by the Company including inaccuracy of representations and warranties, specified lawsuits in which the Company and the other party are co-defendants, product claims and other matters. These amounts generally are not readily quantifiable; the maximum possible liability or amount of potential payments that could arise out of an indemnification claim depends entirely on the specific facts and circumstances associated with the claim. The Company has insurance coverage that minimizes the potential exposure to certain of such claims. The Company also believes that the likelihood of material payment obligations under these agreements to third parties is low.

Covenants.    The Company’s long-term debt agreements contain customary covenants restricting its activities as well as those of its subsidiaries, including limitations on its, and its subsidiaries’, ability to sell assets; engage in mergers; enter into capital leases or certain leases not in the ordinary course of business; enter into transactions involving related parties or derivatives; incur or prepay indebtedness or grant liens or negative pledges on its assets; make loans or other investments; pay dividends or repurchase stock or other securities; guaranty third-party obligations; make capital expenditures; and make changes in its corporate structure. For additional information see Note 6.

EMPLOYEE INVESTMENT PLANS	12 Months Ended
Nov. 25, 2012
EMPLOYEE INVESTMENT PLANS

NOTE 9:    EMPLOYEE INVESTMENT PLANS

The Company’s Employee Savings and Investment Plan (“ESIP”) is a qualified plan that covers eligible home office employees. The Company matches 125% of ESIP participant’s contributions to all funds maintained under the qualified plan up to the first 6.0% of eligible compensation. Total amounts charged to expense for the Company’s employee investment plans for the years ended November 25, 2012, November 27, 2011, and November 28, 2010, were $11.0 million, $10.3 million and $9.7 million, respectively.

EMPLOYEE INCENTIVE COMPENSATION PLANS	12 Months Ended
Nov. 25, 2012
EMPLOYEE INCENTIVE COMPENSATION PLANS

NOTE 10:    EMPLOYEE INCENTIVE COMPENSATION PLANS

Annual Incentive Plan

The Annual Incentive Plan (“AIP”) provides a cash bonus that is earned based upon the Company’s business unit and consolidated financial results as measured against pre-established internal targets and upon the performance and job level of the individual. Total amounts charged to expense for this plan for the years ended November 25, 2012, November 27, 2011, and November 28, 2010, were $54.6 million, $54.0 million and $46.1 million, respectively. As of November 25, 2012, and November 27, 2011, the Company had accrued $57.2 million and $52.6 million, respectively, for the AIP.

Long-Term Incentive Plans

2006 Equity Incentive Plan (“EIP”).    In July 2006, the Company’s board of directors adopted, and the stockholders approved, the EIP. For more information on this plan, see Note 11.

2005 Long-Term Incentive Plan (“LTIP”).    The Company established a long-term cash incentive plan effective at the beginning of 2005. Executive officers are not participants in this plan. The plan is intended to reward management for its long-term impact on total Company earnings performance. Performance will be measured at the end of a three-year period based on the Company’s performance over the period measured against the following pre-established targets: (i) the target compound annual growth rate of the Company’s earnings adjusted for certain items such as interest and taxes for the three-year period; and (ii) the target compound annual growth rate in the Company’s net revenues over the three-year period. Individual target amounts are set for each participant based on job level. Awards will be paid out in the quarter following the end of the three-year period based on Company performance against objectives.

The Company recorded a net reversal of expense for the LTIP of $3.6 million and $2.5 million for the years ended November 25, 2012 and November 27, 2011, respectively, and expense for the LTIP of $10.6 million for the year ended November 28, 2010. As of November 25, 2012, and November 27, 2011, the Company had accrued a total of $0.1 million and $14.9 million, respectively, for the LTIP, of which $11.3 million was recorded in “Accrued salaries, wages and employee benefits” as of November 27, 2011, and $0.1 million and $3.6 million were recorded in “Long-term employee related benefits” as of November 25, 2012, and November 27, 2011, respectively, on the Company’s consolidated balance sheets.

STOCK-BASED INCENTIVE COMPENSATION PLANS	12 Months Ended
Nov. 25, 2012
STOCK-BASED INCENTIVE COMPENSATION PLANS

NOTE 11:    STOCK-BASED INCENTIVE COMPENSATION PLANS

The Company recognized stock-based compensation expense of $5.1 million, $6.6 million and $11.7 million, and related income tax expense of $2.6 million and income tax benefits of $2.7 million and $4.5 million, respectively, for the years ended November 25, 2012, November 27, 2011 and November 28, 2010, respectively. As of November 25, 2012, there was $11.7 million of total unrecognized compensation cost related to nonvested awards, which cost is expected to be recognized on a straight-line basis over a weighted-average period of 2.89 years. No stock-based compensation cost has been capitalized in the accompanying consolidated financial statements.

2006 Equity Incentive Plan

Under the Company’s 2006 Equity Incentive Plan (“EIP”), a variety of stock awards, including stock options, restricted stock, restricted stock units (“RSUs”), and stock appreciation rights (“SARs”) may be granted. The EIP also provides for the grant of performance awards in the form of cash or equity. The aggregate number of shares of common stock authorized for issuance under the EIP is 700,000 shares. At November 25, 2012, 585,895 shares remained available for issuance.

Under the EIP, stock awards have a maximum contractual term of ten years and generally must have an exercise price at least equal to the fair market value of the Company’s common stock on the date the award is granted. The Company’s common stock is not listed on any stock exchange. Accordingly, as provided by the EIP, the stock’s fair market value is determined by the Board based upon a valuation performed by Evercore. Awards vest according to terms determined at the time of grant. Unvested stock awards are subject to forfeiture upon termination of employment prior to vesting, but are subject in some cases to early vesting upon specified events, including certain corporate transactions as defined in the EIP or as otherwise determined by the Board in its discretion. Some stock awards are payable in either shares of the Company’s common stock or cash at the discretion of the Board as determined at the time of grant.

Upon the exercise of a SAR, the participant will receive a share of common stock in an amount equal to the product of (i) the excess of the per share fair market value of the Company’s common stock on the date of exercise over the exercise price, multiplied by (ii) the number of shares of common stock with respect to which the SAR is exercised.

Only non-employee members of the Company’s board of directors have received RSUs. Each recipient’s initial grant of RSUs is converted to a share of common stock six months after discontinuation of service with the Company for each fully vested RSU held at that date. Subsequent grants of RSUs provide recipients with the opportunity to make deferral elections regarding when the Company’s common stock are to be delivered in settlement of vested RSUs. If the recipient does not elect to defer the receipt of common stock, then the RSUs are immediately converted to common stock upon vesting. The RSUs additionally have “dividend equivalent rights,” of which dividends paid by the Company on its common stock are credited by the equivalent addition of RSUs.

Shares of common stock will be issued from the Company’s authorized but unissued shares and are subject to the Stockholders Agreement that governs all shares.

Put rights.    Prior to an initial public offering (“IPO”) of the Company’s common stock, a participant (or estate or other beneficiary of a deceased participant) may require the Company to repurchase shares of the common stock held by the participant at then-current fair market value (a “put right”). Put rights may be exercised only with respect to shares of the Company’s common stock that have been held by a participant for at least six months following their issuance date, thus exposing the holder to the risk and rewards of ownership for a reasonable period of time. Accordingly, the SARs and RSUs are classified as equity awards, and are reported in “Stockholders’ deficit” in the accompanying consolidated balance sheets.

Call rights.    Prior to an IPO, the Company also has the right to repurchase shares of its common stock held by a participant (or estate or other beneficiary of a deceased participant, or other permitted transferee) at then-current fair market value (a “call right”). Call rights apply to an award as well as any shares of common stock acquired pursuant to the award. If the award or common stock is transferred to another person, that person is subject to the call right. As with the put rights, call rights may be exercised only with respect to shares of common stock that have been held by a participant for at least six months following their issuance date.

Temporary equity.    Equity-classified awards that may be settled in cash at the option of the holder are presented on the balance sheet outside permanent equity. Accordingly, “Temporary equity” on the face of the accompanying consolidated balance sheets includes the portion of the intrinsic value of these awards relating to the elapsed service period since the grant date as well as the fair value of common stock issued pursuant to the EIP.

SARs.    The Company grants SARs to a small group of the Company’s senior executives. SAR activity during the years ended November 25, 2012, and November 27, 2011, was as follows:

	Units	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)
Outstanding at November 28, 2010	1,915,020	$40.32	4.5
Granted	599,370	43.06
Exercised	(26,381)	27.26
Forfeited	(380,332)	41.08
Expired	(86,666)	55.15

Outstanding at November 27, 2011	2,021,011	$40.52	3.9
Granted	1,438,023	32.09
Exercised	(271,175)	24.93
Forfeited	(387,407)	35.78
Expired	(263,651)	43.49

Outstanding at November 25, 2012	2,536,801	$37.82	4.5

Vested and expected to vest at November 25, 2012	2,394,646	$38.06	4.4

Exercisable at November 25, 2012	1,350,483	$42.53	2.9

The vesting terms of SARs range from two-and-a-half to four years, and have maximum contractual lives ranging from six-and-a-half to ten years.

The weighted-average grant date fair value of SARs was estimated using the Black-Scholes option valuation model. The weighted-average grant date fair values and corresponding weighted-average assumptions used in the model were as follows:

	SARs Granted
	2012	2011	2010
Weighted-average grant date fair value	$10.96	$16.08	$13.10
Weighted-average assumptions:
Expected life (in years)	4.5	4.6	4.5
Expected volatility	47.1%	46.9%	48.0%
Risk-free interest rate	0.6%	2.0%	2.1%
Expected dividend	1.7%	1.2%	2.0%

RSUs.    The Company grants RSUs to certain members of its Board of Directors. RSU activity during the years ended November 25, 2012, and November 27, 2011, was as follows:

	Units	Weighted-Average Fair Value
Outstanding at November 28, 2010	66,255	$36.63
Granted	30,584	39.57
Converted	(37,331)	35.88
Forfeited	—	—

Outstanding at November 27, 2011	59,508	$38.61
Granted	34,396	32.90
Converted	(21,425)	31.13
Forfeited	—	—

Outstanding, vested and expected to vest at November 25, 2012	72,479	$38.11

The weighted-average grant date fair value of RSUs was estimated using the Evercore stock valuation.

RSUs vest in a series of three equal installments at thirteen months, twenty-four months and thirty-six months following the date of grant. However, if the recipient’s continuous service terminates for reason other than cause after the first vesting installment, but prior to full vesting, then the remaining unvested portion of the award becomes fully vested as of the date of such termination.

Total Shareholder Return Plan

In 2008, the Company established the Total Shareholder Return Plan (“TSRP”) as a cash-settled plan under the EIP to provide long-term incentive compensation for the Company’s senior management. The TSRP provides for grants of units that vest over a three-year performance period. Upon vesting of a TSRP unit, the participant will receive a cash payout in an amount equal to the excess of the per share value of the Company’s common stock at the end of the three-year performance period over the per share value at the date of grant. The common stock values used in the determination of the TSRP grants and payouts are approved by the Board based on the Evercore stock valuation. Unvested units are subject to forfeiture upon termination of employment, but are subject in some cases to early vesting upon specified events, as defined in the agreement. The TSRP units are classified as liability instruments due to their cash settlement feature and are required to be remeasured to fair value at the end of each reporting period until settlement.

TSRP activity during the years ended November 25, 2012, and November 27, 2011, was as follows:

	Units	Weighted-Average Exercise Price	Weighted-Average Fair Value At Period End
Outstanding at November 28, 2010	1,241,425	$33.91	$13.20
Granted	431,925	42.65
Exercised	—	—
Forfeited	(255,750)	32.37
Expired	(248,850)	49.80

Outstanding at November 27, 2011	1,168,750	$34.09	$6.59
Granted	389,450	32.09
Exercised	(436,875)	24.84
Forfeited	(289,175)	37.46
Expired	—	—

Outstanding at November 25, 2012	832,150	$36.83	$4.22

Vested and expected to vest at November 25, 2012	694,575	$37.09	$3.81

Exercisable at November 25, 2012	252,350	$36.36	$1.26

The weighted-average fair value of TSRPs at November 25, 2012, and November 27, 2011, was estimated using the Black-Scholes option valuation model. The weighted-average assumptions used in the model were as follows:

	TSRPs Outstanding at
	November 25, 2012	November 27, 2011
Weighted-average assumptions:
Expected life (in years)	1.2	1.1
Expected volatility	38.3%	46.9%
Risk-free interest rate	0.2%	0.1%
Expected dividend	1.7%	1.2%

LONG-TERM EMPLOYEE RELATED BENEFITS	12 Months Ended
Nov. 25, 2012
LONG-TERM EMPLOYEE RELATED BENEFITS

NOTE 12:    LONG-TERM EMPLOYEE RELATED BENEFITS

Long-term employee-related benefit liabilities primarily consist of the Company’s liabilities for its deferred compensation plans.

Deferred compensation plan for executives and outside directors, established January 1, 2003.     The Company has a non-qualified deferred compensation plan for executives and outside directors that was established on January 1, 2003 and amended thereafter. The deferred compensation plan obligations are payable in cash upon retirement, termination of employment and/or certain other times in a lump-sum distribution or in installments, as elected by the participant in accordance with the plan. As of November 25, 2012, and November 27, 2011, these plan liabilities totaled $18.7 million and $21.1 million, respectively, of which $1.1 million and $6.3 million was included in “Accrued salaries, wages and employee benefits” as of November 25, 2012, and November 27, 2011, respectively. The Company held funds of approximately $20.3 million and $18.1 million in an irrevocable grantor’s rabbi trust as of November 25, 2012, and November 27, 2011, respectively, related to this plan. Rabbi trust assets are included in “Other current assets” or “Other non-current assets” on the Company’s consolidated balance sheets.

Deferred compensation plan for executives, prior to January 1, 2003.     The Company also maintains a non-qualified deferred compensation plan for certain management employees relating to compensation deferrals for the period prior to January 1, 2003. The rabbi trust is not a feature of this plan. As of November 25, 2012, and November 27, 2011, liabilities for this plan totaled $41.6 million and $43.1 million, respectively, of which $5.5 million and $4.9 million, respectively, was included in “Accrued salaries, wages and employee benefits” on the Company’s consolidated balance sheets.

Interest earned by the participants in deferred compensation plans was $6.8 million, $0.7 million and $5.6 million for the years ended November 25, 2012, November 27, 2011, and November 28, 2010, respectively. The charges were included in “Interest expense” in the Company’s consolidated statements of income.

QUARTERLY FINANCIAL DATA (UNAUDITED)	12 Months Ended
Nov. 25, 2012
QUARTERLY FINANCIAL DATA (UNAUDITED)

NOTE 20:    QUARTERLY FINANCIAL DATA (UNAUDITED)

Set forth below are the consolidated statements of operations for the first, second, third and fourth quarters of 2012 and 2011.

Year Ended November 25, 2012	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(Dollars in thousands)
Net revenues	$1,164,961	$1,047,157	$1,100,856	$1,297,219
Cost of goods sold	616,167	566,471	580,108	648,116

Gross profit	548,794	480,686	520,748	649,103
Selling, general and administrative expenses	438,583	435,056	433,961	557,752

Operating income	110,211	45,630	86,787	91,351
Interest expense	(38,573)	(32,411)	(32,160)	(31,550)
Loss on early extinguishment of debt	—	(8,206)	—	—
Other income (expense), net	1,172	10,697	(5,747)	(1,320)

Income before taxes	72,810	15,710	48,880	58,481
Income tax expense	23,513	2,467	23,802	5,140

Net income	49,297	13,243	25,078	53,341
Net (income) loss attributable to noncontrolling interest	(79)	(10)	3,273	(293)

Net income attributable to Levi Strauss & Co.	$49,218	$13,233	$28,351	$53,048

Year Ended November 27, 2011	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(Dollars in thousands)
Net revenues	$1,120,693	$1,092,922	$1,204,017	$1,343,934
Cost of goods sold	562,726	552,226	634,573	719,802

Gross profit	557,967	540,696	569,444	624,132
Selling, general and administrative expenses	459,093	475,720	488,545	532,488

Operating income	98,874	64,976	80,899	91,644
Interest expense	(34,866)	(33,515)	(30,208)	(33,454)
Loss on early extinguishment of debt	—	—	—	(248)
Other income (expense), net	(5,959)	(1,006)	(5,779)	11,469

Income before taxes	58,049	30,455	44,912	69,411
Income tax expense	18,881	9,944	13,612	25,278

Net income	39,168	20,511	31,300	44,133
Net loss (income) attributable to noncontrolling interest	1,507	460	893	(19)

Net income attributable to Levi Strauss & Co.	$40,675	$20,971	$32,193	$44,114

VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Nov. 25, 2012
VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II

LEVI STRAUSS & CO. AND SUBSIDIARIES

VALUATION AND QUALIFYING ACCOUNTS

Allowance for Doubtful Accounts	Balance at Beginning of Period	Additions Charged to Expenses	Deductions(1)	Balance at End of Period
	(Dollars in thousands)
November 25, 2012	$22,684	$5,024	$6,970	$20,738

November 27, 2011	$24,617	$4,634	$6,567	$22,684

November 28, 2010	$22,523	$7,536	$5,442	$24,617

Sales Returns	Balance at Beginning of Period	Additions Charged to Net Sales	Deductions(1)	Balance at End of Period
	(Dollars in thousands)
November 25, 2012	$51,023	$161,620	$172,068	$40,575

November 27, 2011	$47,691	$139,068	$135,736	$51,023

November 28, 2010	$33,106	$133,012	$118,427	$47,691

Sales Discounts and Incentives	Balance at Beginning of Period	Additions Charged to Net Sales	Deductions(1)	Balance at End of Period
	(Dollars in thousands)
November 25, 2012	$102,359	$254,556	$254,554	$102,361

November 27, 2011	$90,560	$277,016	$265,217	$102,359

November 28, 2010	$85,627	$274,903	$269,970	$90,560

Valuation Allowance Against Deferred Tax Assets	Balance at Beginning of Period	Charges/ (Releases) to Tax Expense	(Additions) / Deductions(1)	Balance at End of Period
	(Dollars in thousands)
November 25, 2012	$98,736	$(1,329)	$22,951	$74,456

November 27, 2011	$97,026	$(2,421)	$(4,131)	$98,736

November 28, 2010	$72,986	$28,278	$4,238	$97,026

(1)	The charges to the accounts are for the purposes for which the allowances were created.

SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Feb. 24, 2013	Nov. 25, 2012
Basis of accounting

Basis of Presentation and Principles of Consolidation

The unaudited consolidated financial statements of the Company and its wholly-owned and majority-owned foreign and domestic subsidiaries are prepared in conformity with generally accepted accounting principles in the United States (“U.S. GAAP”) for interim financial information. In the opinion of management, all adjustments necessary for a fair statement of the financial position and the results of operations for the periods presented have been included. These unaudited consolidated financial statements should be read in conjunction with the audited consolidated financial statements of the Company for the year ended November 25, 2012, included in the Annual Report on Form 10-K filed by the Company with the Securities and Exchange Commission (“SEC”) on February 7, 2013.

The unaudited consolidated financial statements include the accounts of the Company and its subsidiaries. All significant intercompany transactions have been eliminated. Management believes the disclosures are adequate to make the information presented herein not misleading. The results of operations for the three months ended February 24, 2013, may not be indicative of the results to be expected for any other interim period or the year ending November 24, 2013.

The consolidated financial statements of the Company and its wholly-owned and majority-owned foreign and domestic subsidiaries are prepared in conformity with generally accepted accounting principles in the United States (“U.S. GAAP”). All significant intercompany balances and transactions have been eliminated. The Company is privately held primarily by descendants of the family of its founder, Levi Strauss, and their relatives.

Fiscal period

The Company’s fiscal year ends on the last Sunday of November in each year, although the fiscal years of certain foreign subsidiaries end on November 30. Each quarter of both fiscal years 2013 and 2012 consists of 13 weeks. All references to years relate to fiscal years rather than calendar years.

The Company’s fiscal year ends on the last Sunday of November in each year, although the fiscal years of certain foreign subsidiaries end on November 30. Each quarter of fiscal years 2012, 2011 and 2010 consists of 13 weeks. All references to years relate to fiscal years rather than calendar years.

Subsequent events	Subsequent events have been evaluated through the issuance date of these financial statements.	Subsequent events have been evaluated through the issuance date of these financial statements.
Use of estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and the related notes to the consolidated financial statements. Estimates are based upon historical factors, current circumstances and the experience and judgment of the Company’s management. Management evaluates its estimates and assumptions on an ongoing basis and may employ outside experts to assist in its evaluations. Changes in such estimates, based on more accurate future information, or different assumptions or conditions, may affect amounts reported in future periods.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and the related notes to the consolidated financial statements. Estimates are based upon historical factors, current circumstances and the experience and judgment of the Company’s management. Management evaluates its estimates and assumptions on an ongoing basis and may employ outside experts to assist in its evaluations. Changes in such estimates, based on more accurate future information, or different assumptions or conditions, may affect amounts reported in future periods.

Recently Issued Accounting Standards

Recently Issued Accounting Standards

There have been no developments to recently issued accounting standards, including the expected dates of adoption and estimated effects on the Company’s consolidated financial statements, from those disclosed in the Company’s 2012 Annual Report on Form 10-K, except for the following:

First Quarter of 2015

•

In March 2013, the FASB issued Accounting Standards Update No. 2013-05, “Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity,” (“ASU 2013-05”). The objective of ASU 2013-05 is to resolve the diversity in practice regarding the release into net income of the cumulative translation adjustment upon derecognition of a subsidiary or group of assets within a foreign entity. The Company does not anticipate that the adoption of this standard will have a material impact on its consolidated financial statements, absent any material transactions involving the derecognition of subsidiaries or groups of assets within a foreign entity.

The following recently issued accounting standards have been grouped by their required effective dates for the Company:

First Quarter of 2013

•

In June 2011, the FASB issued Accounting Standards Update No. 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income,” (“ASU 2011-05”). ASU 2011-05 eliminates the option to report other comprehensive income and its components in the statement of changes in equity. ASU 2011-05 requires that all nonowner changes in stockholders’ equity be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements. In December 2011, the FASB issued Accounting Standards Update No. 2011-12 (“ASU 2011-12”) which deferred certain requirements within ASU 2011-05. All other requirements in ASU 2011-05 are to be applied retrospectively. The Company anticipates that the adoption of this ASU will materially change the presentation of its consolidated financial statements.

Second Quarter of 2013

•

In February 2013, the FASB issued Accounting Standards Update No. 2013-02, “Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income,” (“ASU 2013-02”). ASU 2013-02 finalizes the requirements of ASU 2011-05 that ASU 2011-12 deferred, clarifying how to report the effect of significant reclassifications out of accumulated other comprehensive income. ASU 2013-02 is to be applied prospectively. The Company does not anticipate that the adoption of this ASU will materially change the presentation of its consolidated financial statements.

First Quarter of 2014

•

In December 2011, the FASB issued Accounting Standards Update No. 2011-11, “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities,” (“ASU 2011-11”). ASU 2011-11 enhances disclosures regarding financial instruments and derivative instruments. Entities are required to provide both net information and gross information for these assets and liabilities in order to enhance comparability between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. The requirements of ASU 2011-11 are to be applied retrospectively. The Company anticipates that the adoption of this ASU will expand its consolidated financial statement footnote disclosures.

Cash and cash equivalents		The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. Cash equivalents are stated at fair value.
Restricted cash

Restricted cash primarily relates to required cash deposits for customs and rental guarantees to support the Company’s international operations. As restricted cash is not material in any period presented, it is included in “Other current assets” and “Other non-current assets” on the consolidated balance sheets.

Accounts receivable, net

The Company extends credit to its wholesale customers that satisfy pre-defined credit criteria. Accounts receivable, which include receivables related to the Company’s net sales and licensing revenues, are recorded net of an allowance for doubtful accounts. The Company estimates the allowance for doubtful accounts based upon an analysis of the aging of accounts receivable at the date of the consolidated financial statements, assessments of collectability based on historic trends, customer-specific circumstances, and an evaluation of economic conditions. Actual write-off of receivables may differ from estimates due to changes in customer and economic circumstances.

Inventory valuation

The Company values inventories at the lower of cost or market value. Inventory cost is determined using the first-in first-out method. The Company includes product costs, labor and related overhead, sourcing costs, inbound freight, internal transfers, and the cost of operating its remaining manufacturing facilities, including the related depreciation expense, in the cost of inventories. The Company estimates quantities of slow-moving and obsolete inventory, by reviewing on-hand quantities, outstanding purchase obligations and forecasted sales. The Company determines inventory market values by estimating expected selling prices based on the Company’s historical recovery rates for slow-moving and obsolete inventory and other factors, such as market conditions, expected channel of distribution and current consumer preferences.

Income tax assets and liabilities

The Company is subject to income taxes in both the United States and numerous foreign jurisdictions. The Company computes its provision for income taxes using the asset and liability method, under which deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities and for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using the currently enacted tax rates that are expected to apply to taxable income for the years in which those tax assets and liabilities are expected to be realized or settled. Significant judgments are required in order to determine the realizability of these deferred tax assets. In assessing the need for a valuation allowance, the Company’s management evaluates all significant available positive and negative evidence, including historical operating results, estimates of future taxable income and the existence of prudent and feasible tax planning strategies.

The Company continuously reviews issues raised in connection with all ongoing examinations and open tax years to evaluate the adequacy of its tax liabilities. The Company evaluates uncertain tax positions under a two-step approach. The first step is to evaluate the uncertain tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained upon examination based on its technical merits. The second step, for those positions that meet the recognition criteria, is to measure the tax benefit as the largest amount that is more than fifty percent likely to be realized. The Company believes that its recorded tax liabilities are adequate to cover all open tax years based on its assessment. This assessment relies on estimates and assumptions and involves significant judgments about future events. To the extent that the Company’s view as to the outcome of these matters change, the Company will adjust income tax expense in the period in which such determination is made. The Company classifies interest and penalties related to income taxes as income tax expense.

Property, plant and equipment

Property, plant and equipment are carried at cost, less accumulated depreciation. The cost is depreciated on a straight-line basis over the estimated useful lives of the related assets. Certain costs relating to internal-use software development are capitalized when incurred during the application development phase. Buildings are depreciated over 20 to 40 years, and leasehold improvements are depreciated over the lesser of the life of the improvement or the initial lease term. Machinery and equipment includes furniture and fixtures, automobiles and trucks, and networking communication equipment, and is depreciated over a range from three to 20 years. Capitalized internal-use software is depreciated over periods ranging from three to seven years.

Goodwill and Intangible Assets

Goodwill resulted primarily from a 1985 acquisition of the Company by Levi Strauss Associates Inc., a former parent company that was subsequently merged into the Company in 1996, and the Company’s 2009 acquisitions. Goodwill is not amortized; intangible assets are comprised of owned trademarks with indefinite useful lives which are not being amortized and acquired contractual rights and customers lists with finite lives which are being amortized over periods ranging from four to eight years.

Impairment

The Company reviews its goodwill and other non-amortized intangible assets for impairment annually in the fourth quarter of its fiscal year, or more frequently as warranted by events or changes in circumstances which indicate that the carrying amount may not be recoverable. The Company qualitatively assesses goodwill impairment for certain reporting units and impairment for other non-amortized intangible assets to determine whether it is more likely than not that the fair value of a reporting unit or other non-amortized intangible asset is less than its carrying amount. For goodwill and other non-amortized intangible assets not assessed qualitatively, a two-step quantitative approach is utilized. In the first step, the Company compares the carrying value of the reporting unit or applicable asset to its fair value, which the Company estimates using a discounted cash flow analysis or by comparison with the market values of similar assets. If the carrying amount of the reporting unit or asset exceeds its estimated fair value, the Company performs the second step, and determines the impairment loss, if any, as the excess of the carrying value of the goodwill or intangible asset over its fair value.

The Company reviews its other long-lived assets for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. If the carrying amount of an asset exceeds the expected future undiscounted cash flows, the Company measures and records an impairment loss for the excess of the carrying value of the asset over its fair value.

To determine the fair value of impaired assets, the Company utilizes the valuation technique or techniques deemed most appropriate based on the nature of the impaired asset and the data available, which may include the use of quoted market prices, prices for similar assets or other valuation techniques such as discounted future cash flows or earnings.

Debt issuance costs

The Company capitalizes debt issuance costs, which are included in “Other non-current assets” in the Company’s consolidated balance sheets. Bond issuance costs are generally amortized utilizing the effective interest method whereas revolving credit facility issuance costs are amortized utilizing the straight-line method. Amortization of debt issuance costs is included in “Interest expense” in the consolidated statements of income.

Deferred rent

The Company is obligated under operating leases of property for manufacturing, finishing and distribution facilities, office space, retail stores and equipment. Rental expense relating to operating leases are recognized on a straight-line basis over the lease term after consideration of lease incentives and scheduled rent escalations beginning as of the date the Company takes physical possession or control of the property. Differences between rental expense and actual rental payments are recorded as deferred rent liabilities included in “Other accrued liabilities” and “Other long-term liabilities” on the consolidated balance sheets.

Fair value of financial instruments

The fair values of the Company’s financial instruments reflect the amounts that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). The fair value estimates presented in this report are based on information available to the Company as of November 25, 2012, and November 27, 2011.

The carrying values of cash and cash equivalents, trade receivables and short-term borrowings approximate fair value. The Company has estimated the fair value of its other financial instruments using the market and income approaches. Rabbi trust assets and forward foreign exchange contracts are carried at their fair values. The Company’s debt instruments are carried at historical cost and adjusted for amortization of premiums or discounts, foreign currency fluctuations and principal payments.

Pension and postretirement benefits

The Company has several non-contributory defined benefit retirement plans covering eligible employees. The Company also provides certain health care benefits for U.S. employees who meet age, participation and length of service requirements at retirement. In addition, the Company sponsors other retirement or post-employment plans for its foreign employees in accordance with local government programs and requirements. The Company retains the right to amend, curtail or discontinue any aspect of the plans, subject to local regulations.

The Company recognizes either an asset or a liability for any plan’s funded status in its consolidated balance sheets. The Company measures changes in funded status using actuarial models which utilize an attribution approach that generally spreads individual events either over the estimated service lives of the remaining employees in the plan, or, for plans where participants will not earn additional benefits by rendering future service – which, beginning in the second quarter of 2011, includes the Company’s U.S. plans – over the plan participants’ estimated remaining lives. The Company’s policy is to fund its retirement plans based upon actuarial recommendations and in accordance with applicable laws, income tax regulations and credit agreements. Net pension and postretirement benefit income or expense is generally determined using assumptions which include expected long-term rates of return on plan assets, discount rates, compensation rate increases and medical trend rates. The Company considers several factors including actual historical rates, expected rates and external data to determine the assumptions used in the actuarial models.

Pension benefits are primarily paid through trusts funded by the Company. The Company pays postretirement benefits to the healthcare service providers on behalf of the plan’s participants.

Employee incentive compensation

The Company maintains short-term and long-term employee incentive compensation plans. These plans are intended to reward eligible employees for their contributions to the Company’s short-term and long-term success. Provisions for employee incentive compensation are recorded in “Accrued salaries, wages and employee benefits” and “Long-term employee related benefits” in the Company’s consolidated balance sheets. The Company accrues the related compensation expense over the period of the plan and changes in the liabilities for these incentive plans generally correlate with the Company’s financial results and projected future financial performance.

Stock-based compensation

The Company has stock-based incentive plans which reward certain employees and directors with cash or equity. Compensation cost for these awards is estimated based on the number of awards that are expected to vest. Compensation cost for equity awards is measured based on the fair value at the grant date, while liability award expense is measured and adjusted based on the fair value at the end of each quarter. No compensation cost is ultimately recognized for awards which are unvested and forfeited at an employees’ termination date or for liability awards which are out-of-the-money at the award expiration date. Compensation cost is recognized on a straight-line basis over the period that an employee provides service for that award, which generally is the vesting period.

The Company’s common stock is not listed on any established stock exchange. Accordingly, the stock’s fair market value is determined by the Board based upon a valuation performed by an independent third-party, Evercore Group LLC (“Evercore”). Determining the fair value of the Company’s stock requires complex judgments. The valuation process includes comparison of the Company’s historical and estimated future financial results with selected publicly-traded companies and application of an appropriate discount for the illiquidity of the stock to derive the fair value of the stock. The Company uses this valuation for, among other things, making determinations under its stock-based compensation plans, such as the grant date fair value of awards.

The fair value of equity awards granted to employees is estimated on the date of grant using the Black-Scholes option pricing model. The Black-Scholes option pricing model requires the input of highly subjective assumptions including volatility. Due to the fact that the Company’s common stock is not publicly traded, the computation of expected volatility is based on the average of the historical and implied volatilities, over the expected life of the awards, of comparable companies from a representative peer group of publicly-traded entities, selected based on industry and financial attributes. Other assumptions include expected life, risk-free rate of interest and dividend yield. Expected life prior to 2012 was computed using the simplified method. Beginning with the 2012 equity awards, the expected life is derived based on historical experience and expected future post-vesting termination and exercise patterns. The risk-free interest rate is based on zero coupon U.S. Treasury bond rates corresponding to the expected life of the awards. Dividend assumptions are based on historical experience.

The fair value of equity awards granted to directors is based on the fair value of the common stock at the date of grant. The fair value of liability awards granted to employees is also based on the Black-Scholes option pricing model and is calculated based on the common stock value and assumptions at each quarter end.

Due to the job function of the award recipients, the Company has included stock-based compensation cost in “Selling, general and administrative expenses” in the consolidated statements of income.

Self-insurance

The Company self-insures, up to certain limits, workers’ compensation risk and employee and eligible retiree medical health benefits. The Company carries insurance policies covering claim exposures which exceed predefined amounts, per occurrence and/or in the aggregate, for workers’ compensation claims and for the medical claims of active employees as well as those salaried retirees who retired after June 1, 2001. Accruals for losses are made based on the Company’s claims experience and actuarial assumptions followed in the insurance industry, including provisions for incurred but not reported losses.

Derivative financial instruments and hedging activities

The Company recognizes all derivatives as assets and liabilities at their fair values. The Company uses derivatives to manage exposures that are sensitive to changes in market conditions, such as foreign currency risk. Additionally, some of the Company’s contracts contain provisions that are accounted for as embedded derivative instruments. The Company does not designate its derivative instruments for hedge accounting; changes in the fair values of these instruments are recorded in “Other income (expense), net” in the Company’s consolidated statements of income.

The non-derivative instruments the Company designates and that qualify for hedge accounting treatment hedge the Company’s net investment position in certain of its foreign subsidiaries. For these instruments, the Company documents the hedge designation by identifying the hedging instrument, the nature of the risk being hedged and the approach for measuring hedge effectiveness. The ineffective portions of these hedges are recorded in “Other income (expense), net” in the Company’s consolidated statements of income. The effective portions of these hedges are recorded in “Accumulated other comprehensive loss” in the Company’s consolidated balance sheets and are not reclassified to earnings until the related net investment position has been liquidated.

Foreign currency

The functional currency for most of the Company’s foreign operations is the applicable local currency. For those operations, assets and liabilities are translated into U.S. Dollars using period-end exchange rates, income and expenses are translated at average monthly exchange rates, and equity accounts are translated at historical rates. Net changes resulting from such translations are recorded as a component of translation adjustments in “Accumulated other comprehensive income (loss)” in the Company’s consolidated balance sheets.

Foreign currency transactions are transactions denominated in a currency other than the entity’s functional currency. At each balance sheet date, each entity remeasures the recorded balances related to foreign-currency transactions using the period-end exchange rate. Gains or losses arising from the remeasurement of these balances are recorded in “Other income (expense), net” in the Company’s consolidated statements of income. In addition, at the settlement date of foreign currency transactions, foreign currency gains and losses are recorded in “Other income (expense), net” in the Company’s consolidated statements of income to reflect the difference between the rate effective at the settlement date and the historical rate at which the transaction was originally recorded.

Revenue recognition

Net sales is primarily comprised of sales of products to wholesale customers, including franchised stores, and direct sales to consumers at the Company’s company-operated and online stores and at the Company’s company-operated shop-in-shops located within department stores. The Company recognizes revenue on sale of product when the goods are shipped or delivered and title to the goods passes to the customer provided that: there are no uncertainties regarding customer acceptance; persuasive evidence of an arrangement exists; the sales price is fixed or determinable; and collectability is reasonably assured. The revenue is recorded net of an allowance for estimated returns, discounts and retailer promotions and other similar incentives. Licensing revenues from the use of the Company’s trademarks in connection with the manufacturing, advertising, and distribution of trademarked products by third-party licensees are earned and recognized as products are sold by licensees based on royalty rates set forth in the licensing agreements.

The Company recognizes allowances for estimated returns in the period in which the related sale is recorded. The Company recognizes allowances for estimated discounts, retailer promotions and other similar incentives at the later of the period in which the related sale is recorded or the period in which the sales incentive is offered to the customer. The Company estimates non-volume based allowances based on historical rates as well as customer and product-specific circumstances. Sales and value-added taxes collected from customers and remitted to governmental authorities are presented on a net basis in the consolidated statements of income.

Cost goods sold

Cost of goods sold includes the expenses incurred to acquire and produce inventory for sale, including product costs, labor and related overhead, sourcing costs, inbound freight, internal transfers, and the cost of operating the Company’s remaining manufacturing facilities, including the related depreciation expense. Costs relating to the Company’s licensing activities are included in “Selling, general and administrative expenses” in the consolidated statements of income.

Selling, general and administrative expenses

Selling, general and administrative expenses are primarily comprised of costs relating to advertising, marketing, selling, distribution, information technology and other corporate functions. Selling costs include all occupancy costs associated with company-operated stores and with the Company’s company-operated shop-in-shops located within department stores. The Company expenses advertising costs as incurred. For 2012, 2011 and 2010, total advertising expense was $260.4 million, $313.8 million and $327.8 million, respectively. Distribution costs include costs related to receiving and inspection at distribution centers, warehousing, shipping to the Company’s customers, handling and certain other activities associated with the Company’s distribution network. These expenses totaled $186.7 million, $183.9 million and $185.1 million for 2012, 2011 and 2010, respectively.

FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	3 Months Ended	12 Months Ended
	Feb. 24, 2013	Nov. 25, 2012
Financial Assets and Liabilities Carried At Fair Value

The following table presents the Company’s financial instruments that are carried at fair value:

	February 24, 2013			November 25, 2012
		Fair Value Estimated Using			Fair Value Estimated Using
	Fair Value	Level 1 Inputs(1)	Level 2 Inputs(2)	Fair Value	Level 1 Inputs(1)	Level 2 Inputs(2)
	(Dollars in thousands)
Financial assets carried at fair value
Rabbi trust assets	$21,557	$21,557	$—	$20,322	$20,322	$—
Forward foreign exchange contracts, net(3)	9,156	—	9,156	5,792	—	5,792

Total	$30,713	$21,557	$9,156	$26,114	$20,322	$5,792

Financial liabilities carried at fair value
Forward foreign exchange contracts, net(3)	$6,416	$—	$6,416	$3,018	$—	$3,018

(1)	Fair values estimated using Level 1 inputs are inputs which consist of quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. Rabbi trust assets consist of a diversified portfolio of equity, fixed income and other securities.

(2)	Fair values estimated using Level 2 inputs are inputs, other than quoted prices, that are observable for the asset or liability, either directly or indirectly and include among other things, quoted prices for similar assets or liabilities in markets that are active or inactive as well as inputs other than quoted prices that are observable. For forward foreign exchange contracts, inputs include foreign currency exchange and interest rates and, where applicable, credit default swap prices.

(3)	The Company’s over-the-counter forward foreign exchange contracts are subject to International Swaps and Derivatives Association, Inc. master agreements. These agreements permit the net-settlement of these contracts on a per-institution basis.

The following table presents the Company’s financial instruments that are carried at fair value:

	November 25, 2012			November 27, 2011
		Fair Value Estimated Using			Fair Value Estimated Using
	Fair Value	Level 1 Inputs(1)	Level 2 Inputs(2)	Fair Value	Level 1 Inputs(1)	Level 2 Inputs(2)
	(Dollars in thousands)
Financial assets carried at fair value
Rabbi trust assets	$20,322	$20,322	$—	$18,064	$18,064	$—
Forward foreign exchange contracts, net(3)	5,792	—	5,792	25,992	—	25,992

Total	$26,114	$20,322	$5,792	$44,056	$18,064	$25,992

Financial liabilities carried at fair value
Forward foreign exchange contracts, net(3)	$3,018	$—	$3,018	$5,256	$—	$5,256

(1)	Fair values estimated using Level 1 inputs are inputs which consist of quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. Rabbi trust assets consist of a diversified portfolio of equity, fixed income and other securities. See Note 12 for more information on rabbi trust assets.

(2)	Fair values estimated using Level 2 inputs are inputs, other than quoted prices, that are observable for the asset or liability, either directly or indirectly and include among other things, quoted prices for similar assets or liabilities in markets that are active or inactive as well as inputs other than quoted prices that are observable. For forward foreign exchange contracts, inputs include foreign currency exchange and interest rates and, where applicable, credit default swap prices.

(3)	The Company’s over-the-counter forward foreign exchange contracts are subject to International Swaps and Derivatives Association, Inc. master agreements. These agreements permit the net-settlement of these contracts on a per-institution basis.

Financial Liabilities Carried At Adjusted Historical Cost

The following table presents the carrying value — including related accrued interest — and estimated fair value of the Company’s financial instruments that are carried at adjusted historical cost:

	February 24, 2013		November 25, 2012
	Carrying Value	Estimated Fair Value(1)	Carrying Value	Estimated Fair Value(1)
	(Dollars in thousands)
Financial liabilities carried at adjusted historical cost
Senior term loan due 2014	$274,936	$275,622	$324,890	$324,484
4.25% Yen-denominated Eurobonds due 2016	43,591	42,840	48,656	47,201
7.75% Euro senior notes due 2018	404,190	435,844	387,433	416,422
7.625% senior notes due 2020	536,120	582,714	526,223	572,161
6.875% senior notes due 2022	393,382	425,625	386,838	404,163
Short-term borrowings	56,785	56,785	59,861	59,861

Total	$1,709,004	$1,819,430	$1,733,901	$1,824,292

(1)	Fair value estimate incorporates mid-market price quotes.

The following table presents the carrying value — including related accrued interest — and estimated fair value of the Company’s financial instruments that are carried at adjusted historical cost:

	November 25, 2012		November 27, 2011
	Carrying Value	Estimated Fair Value(1)	Carrying Value	Estimated Fair Value(1)
	(Dollars in thousands)
Financial liabilities carried at adjusted historical cost
Senior revolving credit facility	$—	$—	$200,267	$199,767
Senior term loan due 2014	324,890	324,484	324,663	316,562
8.875% senior notes due 2016	—	—	354,918	366,293
4.25% Yen-denominated Eurobonds due 2016	48,656	47,201	118,618	102,508
7.75% Euro senior notes due 2018	387,433	416,422	401,495	381,478
7.625% senior notes due 2020	526,223	572,161	526,446	519,883
6.875% senior notes due 2022	386,838	404,163	—	—
Short-term borrowings	59,861	59,861	54,975	54,975

Total	$1,733,901	$1,824,292	$1,981,382	$1,941,466

(1)	Fair value estimate incorporates mid-market price quotes.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Tables)	3 Months Ended	12 Months Ended
	Feb. 24, 2013	Nov. 25, 2012
Carrying Values of Derivative Instruments and Non-Derivative Instruments

The table below provides data about the carrying values of derivative instruments and non-derivative instruments:

	February 24, 2013			November 25, 2012
	Assets	(Liabilities)		Assets	(Liabilities)
	Carrying Value	Carrying Value	Derivative Net Carrying Value	Carrying Value	Carrying Value	Derivative Net Carrying Value
	(Dollars in thousands)
Derivatives not designated as hedging instruments
Forward foreign exchange contracts(1)	$11,639	$(2,483)	$9,156	$7,131	$(1,339)	$5,792
Forward foreign exchange contracts(2)	2,554	(8,970)	(6,416)	5,183	(8,201)	(3,018)

Total	$14,193	$(11,453)		$12,314	$(9,540)

Non-derivatives designated as hedging instruments
4.25% Yen-denominated Eurobonds due 2016	$—	$(24,919)		$—	$(28,135)
7.75% Euro senior notes due 2018	—	(395,670)		—	(386,520)

Total	$—	$(420,589)		$—	$(414,655)

(1)	Included in “Other current assets” or “Other non-current assets” on the Company’s consolidated balance sheets.

(2)	Included in “Other accrued liabilities” on the Company’s consolidated balance sheets.

The table below provides data about the carrying values of derivative instruments and non-derivative instruments:

	November 25, 2012			November 27, 2011
	Assets	(Liabilities)		Assets	(Liabilities)	Derivative Net Carrying Value
	Carrying Value	Carrying Value	Derivative Net Carrying Value	Carrying Value	Carrying Value
	(Dollars in thousands)
Derivatives not designated as hedging instruments
Forward foreign exchange contracts(1)	$7,131	$(1,339)	$5,792	$31,906	$(5,914)	$25,992
Forward foreign exchange contracts(2)	5,183	(8,201)	(3,018)	4,547	(9,803)	(5,256)

Total	$12,314	$(9,540)		$36,453	$(15,717)

Non-derivatives designated as hedging instruments
4.25% Yen-denominated Eurobonds due 2016	$—	$(28,135)		$—	$(46,115)
7.75% Euro senior notes due 2018	—	(386,520)		—	(400,350)

Total	$—	$(414,655)		$—	$(446,465)

(1)	Included in “Other current assets” or “Other non-current assets” on the Company’s consolidated balance sheets.

(2)	Included in “Other accrued liabilities” on the Company’s consolidated balance sheets.

Gains and Losses Included In AOCI

The table below provides data about the amount of gains and losses related to derivative instruments and non-derivative instruments designated as net investment hedges included in “Accumulated other comprehensive loss” (“AOCI”) on the Company’s consolidated balance sheets, and in “Other income, net” in the Company’s consolidated statements of income:

	Gain or (Loss) Recognized in AOCI (Effective Portion)		Gain or (Loss) Recognized in Other Income, net (Ineffective Portion and Amount Excluded from Effectiveness Testing)
	As of February 24, 2013	As of November 25, 2012	Three Months Ended
			February 24, 2013	February 26, 2012
	(Dollars in thousands)
Forward foreign exchange contracts	$4,637	$4,637
4.25% Yen-denominated Eurobonds due 2016	(23,070)	(26,285)	$2,328	$2,606
7.75% Euro senior notes due 2018	(18,601)	(9,451)	—	—
Cumulative income taxes	14,543	12,246

Total	$(22,491)	$(18,853)

The table below provides data about the amount of gains and losses related to derivative instruments and non-derivative instruments designated as net investment hedges included in “Accumulated other comprehensive loss” (“AOCI”) on the Company’s consolidated balance sheets, and in “Other income (expense), net” in the Company’s consolidated statements of income:

	Gain or (Loss) Recognized in AOCI (Effective Portion)		Gain or (Loss) Recognized in Other Income (Expense), net (Ineffective Portion and Amount Excluded from Effectiveness Testing)
	As of November 25, 2012	As of November 27, 2011	Year Ended
			November 25, 2012	November 27, 2011	November 28, 2010
	(Dollars in thousands)
Forward foreign exchange contracts	$4,637	$4,637
4.25% Yen-denominated Eurobonds due 2016	(26,285)	(28,525)	$3,474	$(5,033)	$2,254
7.75% Euro senior notes due 2018	(9,451)	(23,281)	—	—	—
Cumulative income taxes	12,246	18,476

Total	$(18,853)	$(28,693)

Gains and Losses Included In Statements of Income

The table below provides data about the amount of gains and losses related to derivatives not designated as hedging instruments included in “Other income, net” in the Company’s consolidated statements of income:

	Gain or (Loss)
	Three Months Ended
	February 24, 2013	February 26, 2012
	(Dollars in thousands)
Forward foreign exchange contracts:
Realized	$(2,710)	$(3,485)
Unrealized	(109)	(11,767)

Total	$(2,819)	$(15,252)

The table below provides data about the amount of gains and losses related to derivatives not designated as hedging instruments included in “Other income (expense), net” in the Company’s consolidated statements of income:

	Gain or (Loss)
	Year Ended
	November 25, 2012	November 27, 2011	November 28, 2010
	(Dollars in thousands)
Forward foreign exchange contracts:
Realized	$8,508	$(9,548)	$(16,342)
Unrealized	(17,952)	24,858	10,163

Total	$(9,444)	$15,310	$(6,179)

DEBT (Tables)	3 Months Ended	12 Months Ended
	Feb. 24, 2013	Nov. 25, 2012
Schedule of Long-Term and Short-Term Debt Instruments

	February 24, 2013	November 25, 2012
	(Dollars in thousands)
Long-term debt
Unsecured:
Senior term loan due 2014	$249,636	$324,424
4.25% Yen-denominated Eurobonds due 2016	42,964	48,508
7.75% Euro senior notes due 2018	395,670	386,520
7.625% senior notes due 2020	525,000	525,000
6.875% senior notes due 2022	385,000	385,000

Total unsecured	1,598,270	1,669,452

Total long-term debt	$1,598,270	$1,669,452

Short-term debt
Senior term loan due 2014	$24,964	$—
Short-term borrowings	56,460	59,759

Total short-term debt	$81,424	$59,759

Total long-term and short-term debt	$1,679,694	$1,729,211

	November 25, 2012	November 27, 2011
	(Dollars in thousands)
Long-term debt
Secured:
Senior revolving credit facility	$—	$100,000
Unsecured:
Senior term loan due 2014	324,424	324,032
8.875% senior notes due 2016	—	350,000
4.25% Yen-denominated Eurobonds due 2016	48,508	118,243
7.75% Euro senior notes due 2018	386,520	400,350
7.625% senior notes due 2020	525,000	525,000
6.875% senior notes due 2022	385,000	—

Total unsecured	1,669,452	1,717,625

Total long-term debt	$1,669,452	$1,817,625

Short-term debt
Senior revolving credit facility	$—	$100,000
Short-term borrowings	59,759	54,747

Total short-term debt	$59,759	$154,747

Total long-term and short-term debt	$1,729,211	$1,972,372

Principal Payments on Short-Term and Long-Term Debt

The table below sets forth, as of November 25, 2012, the Company’s required aggregate short-term and long-term debt principal payments (inclusive of premium and discount) for the next five fiscal years and thereafter.

(Dollars in thousands)
2013	$59,759
2014	324,424
2015	—
2016	48,508
2017	—
Thereafter	1,296,520

Total future debt principal payments	$1,729,211

EMPLOYEE BENEFIT PLANS (Tables)	3 Months Ended	12 Months Ended
	Feb. 24, 2013	Nov. 25, 2012
Schedule of Defined Benefit Plans Disclosures

The following table summarizes the components of net periodic benefit cost (income) and the changes recognized in “Accumulated other comprehensive loss” for the Company’s defined benefit pension plans and postretirement benefit plans:

	Pension Benefits		Postretirement Benefits
	Three Months Ended		Three Months Ended
	February 24, 2013	February 26, 2012	February 24, 2013	February 26, 2012
	(Dollars in thousands)
Net periodic benefit cost (income):
Service cost	$2,281	$2,247	$94	$99
Interest cost	13,066	14,413	1,239	1,659
Expected return on plan assets	(14,014)	(13,009)	—	—
Amortization of prior service benefit	(20)	(20)	(122)	(4,089)
Amortization of actuarial loss	4,218	3,142	1,691	1,289
Curtailment gain	—	(773)	—	—
Net settlement loss	45	107	—	—

Net periodic benefit cost (income)	5,576	6,107	2,902	(1,042)

Changes in accumulated other comprehensive loss:
Actuarial gain	—	(4)	—	—
Amortization of prior service benefit	20	20	122	4,089
Amortization of actuarial loss	(4,218)	(3,142)	(1,691)	(1,289)
Curtailment loss	(440)	(1)	—	—
Net settlement loss	—	(51)	—	—

Total recognized in accumulated other comprehensive loss	(4,638)	(3,178)	(1,569)	2,800

Total recognized in net periodic benefit cost (income) and accumulated other comprehensive loss	$938	$2,929	$1,333	$1,758

The components of the Company’s net periodic benefit cost (income) were as follows:

	Pension Benefits			Postretirement Benefits
	2012	2011	2010	2012	2011	2010
	(Dollars in thousands)
Net periodic benefit cost (income):
Service cost	$8,952	$10,241	$7,794	$397	$478	$474
Interest cost	57,635	60,314	59,680	6,634	7,629	8,674
Expected return on plan assets	(52,029)	(52,959)	(46,085)	—	—	—
Amortization of prior service (benefit) cost(1)	(78)	47	453	(16,356)	(28,945)	(29,566)
Amortization of actuarial loss	12,612	14,908	26,660	5,157	5,025	5,608
Curtailment (gain) loss	(2,391)	129	106	—	—	—
Special termination benefit	159	120	312	—	—	—
Net settlement loss	383	714	425	—	—	—

Net periodic benefit cost (income)	25,243	33,514	49,345	(4,168)	(15,813)	(14,810)

Changes in accumulated other comprehensive loss:
Actuarial loss(2)	110,262	84,593		10,408	2,324
Amortization of prior service benefit (cost)(1)	78	(47)		16,356	28,945
Amortization of actuarial loss	(12,612)	(14,908)		(5,157)	(5,025)
Curtailment gain (loss)	192	(3,064)		—	—
Net settlement loss	(77)	(338)		—	—

Total recognized in accumulated other comprehensive loss	97,843	66,236		21,607	26,244

Total recognized in net periodic benefit cost (income) and accumulated other comprehensive loss	$123,086	$99,750		$17,439	$10,431

(1)	Postretirement benefits amortization of prior service benefit recognized during each of years 2012, 2011, and 2010 relates primarily to the favorable impact of the February 2004 and August 2003 plan amendments.
(2)	Reflects the impact of the changes in the discount rate assumptions at year-end remeasurement for the pension and postretirement benefit plans for 2012 and 2011.

Schedule of Benefit Obligations In Excess Of Fair Value of Plan Assets

The following tables summarize activity of the Company’s defined benefit pension plans and postretirement benefit plans:

	Pension Benefits		Postretirement Benefits
	2012	2011	2012	2011
	(Dollars in thousands)
Change in benefit obligation:
Benefit obligation at beginning of year	$1,203,677	$1,131,765	$156,060	$164,308
Service cost	8,952	10,241	397	478
Interest cost	57,635	60,314	6,634	7,629
Plan participants’ contribution	884	1,177	5,531	5,832
Actuarial loss(1)	184,183	75,268	10,408	2,323
Net curtailment gain	(2,379)	(7,132)	—	—
Impact of foreign currency changes	1,103	(2,027)	—	—
Plan settlements	(867)	(4,051)	—	—
Special termination benefits	159	120	—	—
Benefits paid	(64,697)	(61,998)	(23,166)	(24,510)

Benefit obligation at end of year	$1,388,650	$1,203,677	$155,864	$156,060

Change in plan assets:
Fair value of plan assets at beginning of year	771,914	731,676	—	—
Actual return on plan assets	125,430	39,091	—	—
Employer contribution	60,096	67,584	17,635	18,678
Plan participants’ contributions	884	1,177	5,531	5,832
Plan settlements	(867)	(4,051)	—	—
Impact of foreign currency changes	1,602	(1,565)	—	—
Benefits paid	(64,697)	(61,998)	(23,166)	(24,510)

Fair value of plan assets at end of year	894,362	771,914	—	—

Unfunded status at end of year	$(494,288)	$(431,763)	$(155,864)	$(156,060)

(1)	Actuarial losses in the Company’s pension benefit plans resulted from changes in discount rate assumptions, primarily for the Company’s U.S. plans. Changes in financial markets during 2011 and 2012, including a decrease in corporate bond yield indices, caused a reduction in the discount rates used to measure the benefit obligations in each of those years.

Schedule of Amounts Recognized In Balance Sheet

Amounts recognized in the consolidated balance sheets as of November 25, 2012, and November 27, 2011, consist of the following:

	Pension Benefits		Postretirement Benefits
	2012	2011	2012	2011
	(Dollars in thousands)
Accrued benefit liability – current portion	(8,217)	(7,876)	(14,906)	(15,952)
Accrued benefit liability – long-term portion	(486,071)	(423,887)	(140,958)	(140,108)

	$(494,288)	$(431,763)	$(155,864)	$(156,060)

Accumulated other comprehensive loss:
Net actuarial loss	$(493,487)	$(395,554)	$(51,644)	$(46,393)
Net prior service benefit	708	806	493	16,849

	$(492,779)	$(394,748)	$(51,151)	$(29,544)

Schedule of Accumulated Benefit Obligations In Excess Of Fair Value of Plan Assets

Information for the Company’s defined benefit plans with an accumulated or projected benefit obligation in excess of plan assets is as follows:

	Pension Benefits
	2012	2011
	(Dollars in thousands)
Accumulated benefit obligations in excess of plan assets:
Aggregate accumulated benefit obligation	$1,335,827	$1,133,801
Aggregate fair value of plan assets	859,373	713,818
Projected benefit obligations in excess of plan assets:
Aggregate projected benefit obligation	$1,388,650	$1,203,677
Aggregate fair value of plan assets	894,362	771,914

Schedule of Assumptions Used

Assumptions used in accounting for the Company’s benefit plans were as follows:

	Pension Benefits		Postretirement Benefits
	2012	2011	2012	2011
Weighted-average assumptions used to determine net periodic benefit cost:
Discount rate	4.9%	5.5%	4.5%	4.9%
Expected long-term rate of return on plan assets	6.7%	6.9%
Rate of compensation increase	3.6%	4.0%
Weighted-average assumptions used to determine benefit obligations:
Discount rate	3.8%	4.9%	3.3%	4.5%
Rate of compensation increase	3.5%	3.5%
Assumed health care cost trend rates were as follows:
Health care trend rate assumed for next year			7.4%	7.6%
Rate trend to which the cost trend is assumed to decline			4.5%	4.5%
Year that rate reaches the ultimate trend rate			2028	2028

Fair Values of Pension Plan Assets

The fair value of the Company’s pension plan assets by asset class are as follows:

	Year Ended November 25, 2012
Asset Class	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Dollars in thousands)
Cash and cash equivalents	$6,585	$6,585	$—	$—
Equity securities(1)
U.S. large cap	208,722	—	208,722	—
U.S. small cap	37,356	—	37,356	—
International	158,281	—	158,281	—
Fixed income securities(2)	397,706	—	397,706	—
Other alternative investments
Real estate(3)	69,526	—	69,526	—
Private equity(4)	3,837	—	—	3,837
Hedge fund(5)	5,733	—	5,733	—
Other(6)	6,616	—	6,616	—

Total investments at fair value	$894,362	$6,585	$883,940	$3,837

(1)	Primarily comprised of equity index funds that track various market indices.

(2)	Predominantly includes bond index funds that invest in U.S. government and investment grade corporate bonds.

(3)	Primarily comprised of investments in U.S. Real Estate Investment Trusts.

(4)	Represents holdings in a diversified portfolio of private equity funds and direct investments in companies located primarily in North America. Fair values are determined by investment fund managers using primarily unobservable market data.

(5)	Primarily invested in a diversified portfolio of equities, bonds, alternatives and cash with a low tolerance for capital loss.

(6)	Primarily relates to accounts held and managed by a third-party insurance company for employee-participants in Belgium. Fair values are based on accumulated plan contributions plus a contractually-guaranteed return plus a share of any incremental investment fund profits.

Schedule of Expected Benefit Payments

The Company’s estimated future benefit payments to participants, which reflect expected future service, as appropriate are anticipated to be paid as follows:

Fiscal year	Pension Benefits	Postretirement Benefits	Total
	(Dollars in thousands)
2013	$61,726	$17,943	$79,669
2014	59,188	17,339	76,527
2015	60,580	16,832	77,412
2016	61,661	16,196	77,857
2017	64,067	15,459	79,526
2018-2022	349,646	69,469	419,115

ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	3 Months Ended	12 Months Ended
	Feb. 24, 2013	Nov. 25, 2012
Schedule of Accumulated Other Comprehensive Income (Loss)

The following is a summary of the components of “Accumulated other comprehensive loss,” net of related income taxes:

	February 24, 2013	November 25, 2012
	(Dollars in thousands)
Pension and postretirement benefits	$(327,052)	$(330,961)
Net investment hedge losses	(22,491)	(18,853)
Foreign currency translation losses	(58,520)	(55,423)
Unrealized gain on marketable securities	52	1,014

Accumulated other comprehensive loss	(408,011)	(404,223)
Accumulated other comprehensive income attributable to noncontrolling interest	9,751	10,412

Accumulated other comprehensive loss attributable to Levi Strauss & Co.	$(417,762)	$(414,635)

Accumulated other comprehensive income (loss) is summarized below:

	Levi Strauss & Co.
		Translation Adjustments		Unrealized Gain (Loss) on Marketable Securities
	Pension and Postretirement Benefits(1)	Net Investment Hedges	Foreign Currency Translation		Total	Noncontrolling Interest	Totals
	(Dollars in thousands)
Accumulated other comprehensive income (loss) at November 29, 2009	$(176,880)	$(49,317)	$(21,595)	$(2,075)	$(249,867)	$9,945	$(239,922)

Gross changes	(34,625)	37,143	(20,833)	3,615	(14,700)	130	(14,570)
Tax	12,698	(14,215)	(4,701)	(1,383)	(7,601)	—	(7,601)

Other comprehensive income (loss), net of tax	(21,927)	22,928	(25,534)	2,232	(22,301)	130	(22,171)

Accumulated other comprehensive income (loss) at November 28, 2010	(198,807)	(26,389)	(47,129)	157	(272,168)	10,075	(262,093)

Gross changes	(92,480)	(3,758)	(10,881)	(1,149)	(108,268)	794	(107,474)
Tax	35,603	1,454	(3,068)	445	34,434	—	34,434

Other comprehensive income (loss), net of tax	(56,877)	(2,304)	(13,949)	(704)	(73,834)	794	(73,040)

Accumulated other comprehensive income (loss) at November 27, 2011	(255,684)	(28,693)	(61,078)	(547)	(346,002)	10,869	(335,133)

Gross changes	(119,450)	16,070	(4,755)	2,549	(105,586)	(457)	(106,043)
Tax	44,173	(6,230)	(2)	(988)	36,953	—	36,953

Other comprehensive income (loss), net of tax	(75,277)	9,840	(4,757)	1,561	(68,633)	(457)	(69,090)

Accumulated other comprehensive income (loss) at November 25, 2012	$(330,961)	$(18,853)	$(65,835)	$1,014	$(414,635)	$10,412	$(404,223)

(1)	Pension and postretirement benefit amounts primarily resulted from the actuarial losses recorded in conjunction with the year-end remeasurements of pension obligations, and were principally due to a decline in discount rates caused by changes in the financial markets, including a decrease in corporate bond yield indices.

OTHER INCOME (EXPENSE), NET (Tables)	3 Months Ended	12 Months Ended
	Feb. 24, 2013	Nov. 25, 2012
Other Income (Expense), Net

The following table summarizes significant components of “Other income, net”:

	Three Months Ended
	February 24, 2013	February 26, 2012
	(Dollars in thousands)
Foreign exchange management losses	$(2,819)	$(15,252)
Foreign currency transaction gains	4,398	15,441
Interest income	391	347
Investment income	2,805	127
Other	1,291	509

Total other income, net	$6,066	$1,172

The following table summarizes significant components of “Other income (expense), net”:

	Year Ended
	November 25, 2012	November 27, 2011	November 28, 2010
	(Dollars in thousands)
Foreign exchange management (losses) gains(1)	$(9,444)	$15,310	$(6,179)
Foreign currency transaction gains (losses)(2)	8,512	(20,251)	9,940
Interest income	1,514	1,618	2,232
Other	4,220	2,048	654

Total other income (expense), net	$4,802	$(1,275)	$6,647

(1)	Gains and losses on forward foreign exchange contracts primarily result from currency fluctuations relative to negotiated contract rates. Losses on forward foreign exchange contracts in 2012 primarily resulted from unfavorable currency fluctuations relative to negotiated contract rates on positions to sell the Mexican Peso. Gains in 2011 primarily resulted from favorable currency fluctuations in the fourth quarter, relative to negotiated contract rates, including the appreciation of the U.S. Dollar against various foreign currencies.

(2)	Foreign currency transaction gains and losses reflect the impact of foreign currency fluctuation on the Company’s foreign currency denominated balances. Gains in 2012 were primarily due to a significant increase in Euro denominated intercompany receivables and the appreciation of the U.S. Dollar against the Japanese Yen. Losses in 2011 were primarily due to the depreciation of the U.S. Dollar, the Turkish Lira and the Polish Zloty against various foreign currencies.

BUSINESS SEGMENT INFORMATION (Tables)	3 Months Ended	12 Months Ended
	Feb. 24, 2013	Nov. 25, 2012
Business Segment Information, Income Before Income Taxes

Business segment information for the Company is as follows:

	Three Months Ended
	February 24, 2013	February 26, 2012
	(Dollars in thousands)
Net revenues:
Americas	$647,127	$647,294
Europe	296,587	289,452
Asia Pacific	202,964	228,215

Total net revenues	$1,146,678	$1,164,961

Operating income:
Americas	$132,463	$79,636
Europe	62,926	52,073
Asia Pacific	48,965	41,160

Regional operating income	244,354	172,869
Corporate expenses	62,899	62,658

Total operating income	181,455	110,211
Interest expense	(32,157)	(38,573)
Loss on early extinguishment of debt	(114)	—
Other income, net	6,066	1,172

Income before income taxes	$155,250	$72,810

Business segment information for the Company is as follows:

	Year Ended
	November 25, 2012	November 27, 2011	November 28, 2010
	(Dollars in thousands)
Net revenues:
Americas	$2,749,327	$2,715,925	$2,549,086
Europe	1,103,212	1,174,138	1,105,264
Asia Pacific	757,654	871,503	756,299

Total net revenues	$4,610,193	$4,761,566	$4,410,649

Operating income:
Americas	$431,552	$393,906	$402,530
Europe	178,313	182,306	163,475
Asia Pacific	66,839	108,065	86,274

Regional operating income	676,704	684,277	652,279
Corporate expenses(1)	342,725	347,884	270,918

Total operating income	333,979	336,393	381,361
Interest expense	(134,694)	(132,043)	(135,823)
Loss on early extinguishment of debt	(8,206)	(248)	(16,587)
Other income (expense), net	4,802	(1,275)	6,647

Income before income taxes	$195,881	$202,827	$235,598

(1)	Included in corporate expenses for the year ended November 25, 2012, is an $18.8 million impairment charge related to the Company’s decision in the third quarter to outsource distribution in Japan to a third-party and close its owned distribution center in that country.

Business Segment Information, Depreciation And Amortization Expense

	Year Ended
	November 25, 2012	November 27, 2011	November 28, 2010
	(Dollars in thousands)
Depreciation and amortization expense:
Americas	$43,368	$53,804	$51,050
Europe	21,891	23,803	25,485
Asia Pacific	12,887	12,878	11,798
Corporate	44,462	27,308	16,563

Total depreciation and amortization expense	$122,608	$117,793	$104,896

Business Segment Information, Aassets

	November 25, 2012
	Americas	Europe	Asia Pacific	Unallocated	Consolidated Total
	(Dollars in thousands)
Assets:
Trade receivables, net	$327,308	$113,405	$40,996	$18,963	$500,672
Inventories	270,019	126,018	96,969	25,854	518,860
All other assets	—	—	—	2,150,545	2,150,545

Total assets					$3,170,077

	November 27, 2011
	Americas	Europe	Asia Pacific	Unallocated	Consolidated Total
	(Dollars in thousands)
Assets:
Trade receivables, net	$404,401	$164,077	$66,779	$19,646	$654,903
Inventories	332,955	141,764	130,953	5,730	611,402
All other assets	—	—	—	2,013,250	2,013,250

Total assets					$3,279,555

Geographic Information

Geographic information for the Company was as follows:

	Year Ended
	November 25, 2012	November 27, 2011	November 28, 2010
	(Dollars in thousands)
Net revenues:
United States	$2,412,647	$2,380,096	$2,248,340
Foreign countries	2,197,546	2,381,470	2,162,309

Total net revenues	$4,610,193	$4,761,566	$4,410,649

Deferred tax assets:
United States	$647,767	$643,767	$646,050
Foreign countries	81,373	68,938	50,895

Total deferred tax assets	$729,140	$712,705	$696,945

Long-lived assets:
United States	$353,567	$365,907	$337,592
Foreign countries	123,977	152,874	169,557

Total long-lived assets	$477,544	$518,781	$507,149

PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Nov. 25, 2012
Components of Property, Plant and Equipment

The components of property, plant and equipment (“PP&E”) were as follows:

	November 25, 2012	November 27, 2011
	(Dollars in thousands)
Land	$21,319	$30,236
Buildings and leasehold improvements	404,438	422,020
Machinery and equipment	473,014	477,895
Capitalized internal-use software	285,960	286,662
Construction in progress	56,842	17,434

Subtotal	1,241,573	1,234,247
Accumulated depreciation	(782,766)	(731,859)

PP&E, net	$458,807	$502,388

GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Nov. 25, 2012
Carrying amount of goodwill

The changes in the carrying amount of goodwill by business segment for the years ended November 25, 2012, and November 27, 2011, were as follows:

	Americas	Europe	Asia Pacific	Total
	(Dollars in thousands)
Balance, November 28, 2010	$207,427	$31,603	$2,442	$241,472
Foreign currency fluctuation	(9)	(80)	(413)	(502)

Balance, November 27, 2011	207,418	31,523	2,029	240,970
Foreign currency fluctuation	5	(896)	(108)	(999)

Balance, November 25, 2012	$207,423	$30,627	$1,921	$239,971

Other intangible assets

Other intangible assets, net, were as follows:

	November 25, 2012			November 27, 2011
	Gross Carrying Value	Accumulated Amortization	Total	Gross Carrying Value	Accumulated Amortization	Total
	(Dollars in thousands)
Non-amortized intangible assets:
Trademarks	$42,743	$—	$42,743	$42,743	$—	$42,743
Amortized intangible assets:
Acquired contractual rights	42,220	(32,163)	10,057	41,667	(23,051)	18,616
Customer lists	19,326	(12,217)	7,109	20,018	(9,559)	10,459

Total	$104,289	$(44,380)	$59,909	$104,428	$(32,610)	$71,818

STOCK-BASED INCENTIVE COMPENSATION PLANS (Tables)	12 Months Ended
Nov. 25, 2012
Stock appreciation rights award activity

SAR activity during the years ended November 25, 2012, and November 27, 2011, was as follows:

	Units	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)
Outstanding at November 28, 2010	1,915,020	$40.32	4.5
Granted	599,370	43.06
Exercised	(26,381)	27.26
Forfeited	(380,332)	41.08
Expired	(86,666)	55.15

Outstanding at November 27, 2011	2,021,011	$40.52	3.9
Granted	1,438,023	32.09
Exercised	(271,175)	24.93
Forfeited	(387,407)	35.78
Expired	(263,651)	43.49

Outstanding at November 25, 2012	2,536,801	$37.82	4.5

Vested and expected to vest at November 25, 2012	2,394,646	$38.06	4.4

Exercisable at November 25, 2012	1,350,483	$42.53	2.9

Stock appreciation rights, valuation assumptions

The weighted-average grant date fair values and corresponding weighted-average assumptions used in the model were as follows:

	SARs Granted
	2012	2011	2010
Weighted-average grant date fair value	$10.96	$16.08	$13.10
Weighted-average assumptions:
Expected life (in years)	4.5	4.6	4.5
Expected volatility	47.1%	46.9%	48.0%
Risk-free interest rate	0.6%	2.0%	2.1%
Expected dividend	1.7%	1.2%	2.0%

Restricted stock units award activity

The Company grants RSUs to certain members of its Board of Directors. RSU activity during the years ended November 25, 2012, and November 27, 2011, was as follows:

	Units	Weighted-Average Fair Value
Outstanding at November 28, 2010	66,255	$36.63
Granted	30,584	39.57
Converted	(37,331)	35.88
Forfeited	—	—

Outstanding at November 27, 2011	59,508	$38.61
Granted	34,396	32.90
Converted	(21,425)	31.13
Forfeited	—	—

Outstanding, vested and expected to vest at November 25, 2012	72,479	$38.11

Total shareholder return plan activity

TSRP activity during the years ended November 25, 2012, and November 27, 2011, was as follows:

	Units	Weighted-Average Exercise Price	Weighted-Average Fair Value At Period End
Outstanding at November 28, 2010	1,241,425	$33.91	$13.20
Granted	431,925	42.65
Exercised	—	—
Forfeited	(255,750)	32.37
Expired	(248,850)	49.80

Outstanding at November 27, 2011	1,168,750	$34.09	$6.59
Granted	389,450	32.09
Exercised	(436,875)	24.84
Forfeited	(289,175)	37.46
Expired	—	—

Outstanding at November 25, 2012	832,150	$36.83	$4.22

Vested and expected to vest at November 25, 2012	694,575	$37.09	$3.81

Exercisable at November 25, 2012	252,350	$36.36	$1.26

Total shareholder return plan, valuation assumptions

The weighted-average assumptions used in the model were as follows:

	TSRPs Outstanding at
	November 25, 2012	November 27, 2011
Weighted-average assumptions:
Expected life (in years)	1.2	1.1
Expected volatility	38.3%	46.9%
Risk-free interest rate	0.2%	0.1%
Expected dividend	1.7%	1.2%

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Nov. 25, 2012
Schedule of Future Minimum Rental Payments for Operating Leases

At November 25, 2012, obligations for future minimum payments under operating leases were as follows:

(Dollars in thousands)
2013	$146,079
2014	114,568
2015	96,278
2016	81,402
2017	70,131
Thereafter	200,454

Total future minimum lease payments	$708,912

INCOME TAXES (Tables)	12 Months Ended
Nov. 25, 2012
Schedule of Income Before Income Tax, Domestic and Foreign

The U.S. and foreign components of income before income taxes were as follows:

	Year Ended
	November 25, 2012	November 27, 2011	November 28, 2010
	(Dollars in thousands)
Domestic	$82,764	$114,236	$165,489
Foreign	113,117	88,591	70,109

Total Income before Income Taxes	$195,881	$202,827	$235,598

Schedule of Components of Income Tax Expense (Benefit)

Income tax expense (benefit) consisted of the following:

	Year Ended
	November 25,	November 27,	November 28,
	2012	2011	2010
	(Dollars in thousands)
U.S. Federal
Current	$15,334	$19,992	$12,259
Deferred	29,537	40,435	24,507

	$44,871	$60,427	$36,766

U.S. State
Current	$(34,603)	$(10)	$2,854
Deferred	(2,956)	(617)	2,454

	$(37,559)	$(627)	$5,308

Foreign
Current	$54,338	$31,580	$39,926
Deferred	(6,728)	(23,665)	4,152

	$47,610	$7,915	$44,078

Consolidated
Current	$35,069	$51,562	$55,039
Deferred	19,853	16,153	31,113

Total Income Tax Expense	$54,922	$67,715	$86,152

Schedule of Effective Income Tax Rate Reconciliation

The Company’s income tax expense differed from the amount computed by applying the U.S. federal statutory income tax rate of 35% to income before income taxes as follows:

	Year Ended
	November 25, 2012		November 27, 2011		November 28, 2010
	(Dollars in thousands)
Income tax expense at U.S. federal statutory rate	$68,558	35.0%	$70,990	35.0%	$82,459	35.0%
State income taxes, net of U.S. federal impact	892	0.5%	1,535	0.8%	1,894	0.8%
Change in Health Care Act legislation	—	—%	—	—%	14,481	6.2%
Change in valuation allowance	(1,329)	(0.7)%	(2,421)	(1.2)%	28,278	12.0%
Impact of foreign operations	7,313	3.7%	(2,148)	(1.1)%	(40,668)	(17.3)%
Reassessment of tax liabilities	(29,500)	(15.1)%	(51)	—%	162	0.1%
Write-off of deferred tax assets	9,061	4.6%	—	—%	—	—%
Other, including non-deductible expenses	(73)	—%	(190)	(0.1)%	(454)	(0.2)%

Total	$54,922	28.0%	$67,715	33.4%	$86,152	36.6%

Schedule of Deferred Tax Assets and Liabilities

The Company’s deferred tax assets and deferred tax liabilities were as follows:

	November 25, 2012	November 27, 2011
	(Dollars in thousands)
Foreign tax credit carryforwards	$180,890	$247,003
State net operating loss carryforwards	13,030	14,861
Foreign net operating loss carryforwards	82,748	126,365
Employee compensation and benefit plans	300,796	274,534
Advance royalties	82,799	—
Restructuring and special charges	29,031	18,703
Sales returns and allowances	33,372	35,429
Inventory	14,261	10,240
Property, plant and equipment	18,504	16,037
Unrealized gains/losses on investments	9,720	19,385
Other	38,445	48,884

Total gross deferred tax assets	803,596	811,441
Less: Valuation allowance	(74,456)	(98,736)

Total net deferred tax assets	$729,140	$712,705

Current
Deferred tax assets	$125,804	$108,726
Valuation allowance	(9,580)	(9,182)

Total current deferred tax assets	$116,224	$99,544

Long-term
Deferred tax assets	$677,792	$702,715
Valuation allowance	(64,876)	(89,554)

Total long-term deferred tax assets	$612,916	$613,161

Summary of Valuation Allowance

The following table details the changes in valuation allowance during the year ended November 25, 2012:

	Valuation Allowance at November 27, 2011	Changes in Related Gross Deferred Tax Asset	Release	Valuation Allowance at November 25, 2012
	(Dollars in thousands)
Foreign net operating loss carryforwards and other foreign deferred tax assets	98,736	(22,951)	(1,329)	74,456

	$98,736	$(22,951)	$(1,329)	$74,456

Schedule of Unrecognized Tax Benefits Roll Forward

The following table reflects the changes to the Company’s unrecognized tax benefits for the year ended November 25, 2012, and November 27, 2011:

(Dollars in thousands)
Gross unrecognized tax benefits as of November 28, 2010	$150,702
Increases related to current year tax positions	4,309
Increases related to tax positions from prior years	307
Decreases related to tax positions from prior years	(2,357)
Settlement with tax authorities	(1,676)
Lapses of statutes of limitation	(6,226)
Other, including foreign currency translation	(1,662)

Gross unrecognized tax benefits as of November 27, 2011	143,397
Increases related to current year tax positions	5,216
Increases related to tax positions from prior years	3,018
Decreases related to tax positions from prior years	(97)
Settlement with tax authorities	(83,852)
Lapses of statutes of limitation	(3,126)
Other, including foreign currency translation	(930)

Gross unrecognized tax benefits as of November 25, 2012	$63,626

Summary of Tax Years under Audit or Open And Subject To Audit

The following table summarizes the tax years that are either currently under audit or remain open and subject to examination by the tax authorities in the major jurisdictions in which the Company operates:

Jurisdiction	Open Tax Years
U.S. federal	2003-2012
California	2003-2012
Belgium	2010-2012
United Kingdom	2008-2012
Spain	2007-2012
Mexico	2005-2012
Canada	2004-2012
Hong Kong	2006-2012
Italy	2007-2012
France	2009-2012
Turkey	2007-2012

QUARTERLY FINANCIAL DATA (UNAUDITED) (Tables)	12 Months Ended
Nov. 25, 2012
Schedule of quarterly financial information

Set forth below are the consolidated statements of operations for the first, second, third and fourth quarters of 2012 and 2011.

Year Ended November 25, 2012	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(Dollars in thousands)
Net revenues	$1,164,961	$1,047,157	$1,100,856	$1,297,219
Cost of goods sold	616,167	566,471	580,108	648,116

Gross profit	548,794	480,686	520,748	649,103
Selling, general and administrative expenses	438,583	435,056	433,961	557,752

Operating income	110,211	45,630	86,787	91,351
Interest expense	(38,573)	(32,411)	(32,160)	(31,550)
Loss on early extinguishment of debt	—	(8,206)	—	—
Other income (expense), net	1,172	10,697	(5,747)	(1,320)

Income before taxes	72,810	15,710	48,880	58,481
Income tax expense	23,513	2,467	23,802	5,140

Net income	49,297	13,243	25,078	53,341
Net (income) loss attributable to noncontrolling interest	(79)	(10)	3,273	(293)

Net income attributable to Levi Strauss & Co.	$49,218	$13,233	$28,351	$53,048

Year Ended November 27, 2011	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(Dollars in thousands)
Net revenues	$1,120,693	$1,092,922	$1,204,017	$1,343,934
Cost of goods sold	562,726	552,226	634,573	719,802

Gross profit	557,967	540,696	569,444	624,132
Selling, general and administrative expenses	459,093	475,720	488,545	532,488

Operating income	98,874	64,976	80,899	91,644
Interest expense	(34,866)	(33,515)	(30,208)	(33,454)
Loss on early extinguishment of debt	—	—	—	(248)
Other income (expense), net	(5,959)	(1,006)	(5,779)	11,469

Income before taxes	58,049	30,455	44,912	69,411
Income tax expense	18,881	9,944	13,612	25,278

Net income	39,168	20,511	31,300	44,133
Net loss (income) attributable to noncontrolling interest	1,507	460	893	(19)

Net income attributable to Levi Strauss & Co.	$40,675	$20,971	$32,193	$44,114

Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Feb. 24, 2013 Segment Customer	Feb. 26, 2012	Nov. 25, 2012 Customer Segment	Nov. 27, 2011	Nov. 28, 2010
Significant Accounting Policies [Line Items]
Number of geographical regions	3		3
Number of weeks in a quarter	13	13	13	13	13
Minority interest (percent)			16.40%
Number of largest customers			10
Portion of net sales to ten largest customers (percent)			32.00%	30.00%	33.00%
Advertising expense			$ 260.4	$ 313.8	$ 327.8
Distribution costs			$ 186.7	$ 183.9	$ 185.1
Minimum
Significant Accounting Policies [Line Items]
Intangible assets useful life			4 years
Maximum
Significant Accounting Policies [Line Items]
Intangible assets useful life			8 years
Building | Minimum
Significant Accounting Policies [Line Items]
Estimated useful lives			20 years
Building | Maximum
Significant Accounting Policies [Line Items]
Estimated useful lives			40 years
Machinery and equipment | Minimum
Significant Accounting Policies [Line Items]
Estimated useful lives			3 years
Machinery and equipment | Maximum
Significant Accounting Policies [Line Items]
Estimated useful lives			20 years
Software Development | Minimum
Significant Accounting Policies [Line Items]
Estimated useful lives			3 years
Software Development | Maximum
Significant Accounting Policies [Line Items]
Estimated useful lives			7 years

Fair Value of Financial Instruments Carried At Fair Value (Detail) (Recurring, USD $) In Thousands, unless otherwise specified	Feb. 24, 2013		Nov. 25, 2012		Nov. 27, 2011
Fair Value
Financial assets carried at fair value
Rabbi trust assets	$ 21,557		$ 20,322		$ 18,064
Forward foreign exchange contracts, net	9,156	[1]	5,792	[1]	25,992	[1]
Total	30,713		26,114		44,056
Financial liabilities carried at fair value
Forward foreign exchange contracts, net	6,416	[1]	3,018	[1]	5,256	[1]
Level 1 Inputs
Financial assets carried at fair value
Rabbi trust assets	21,557	[2]	20,322	[2],[3]	18,064	[3]
Forward foreign exchange contracts, net			0	[1],[3]	0	[1],[3]
Total	21,557	[2]	20,322	[2],[3]	18,064	[3]
Financial liabilities carried at fair value
Forward foreign exchange contracts, net	0	[1],[2]	0	[1],[2],[3]	0	[1],[3]
Level 2 Inputs
Financial assets carried at fair value
Rabbi trust assets	0	[4]	0	[4]	0	[4]
Forward foreign exchange contracts, net	9,156	[1],[4]	5,792	[1],[4]	25,992	[1],[4]
Total	9,156	[4]	5,792	[4]	25,992	[4]
Financial liabilities carried at fair value
Forward foreign exchange contracts, net	$ 6,416	[1],[4]	$ 3,018	[1],[4]	$ 5,256	[1],[4]

[1]	The Company's over-the-counter forward foreign exchange contracts are subject to International Swaps and Derivatives Association, Inc. master agreements. These agreements permit the net-settlement of these contracts on a per-institution basis.
[2]	Fair values estimated using Level 1 inputs are inputs which consist of quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. Rabbi trust assets consist of a diversified portfolio of equity, fixed income and other securities.
[3]	Fair values estimated using Level 1 inputs are inputs which consist of quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. Rabbi trust assets consist of a diversified portfolio of equity, fixed income and other securities. See Note 12 for more information on rabbi trust assets.
[4]	Fair values estimated using Level 2 inputs are inputs, other than quoted prices, that are observable for the asset or liability, either directly or indirectly and include among other things, quoted prices for similar assets or liabilities in markets that are active or inactive as well as inputs other than quoted prices that are observable. For forward foreign exchange contracts, inputs include foreign currency exchange and interest rates and, where applicable, credit default swap prices.

Fair Value of Financial Instruments At Adjusted Historical Cost (Detail) (Recurring, USD $) In Thousands, unless otherwise specified	Feb. 24, 2013		Nov. 25, 2012		Nov. 27, 2011
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term debt carried at adjusted historical cost	$ 56,785	[1]	$ 59,861	[1]	$ 54,975	[1]
Total	1,819,430	[1]	1,824,292	[1]	1,941,466	[1]
Fair Value | Senior revolving credit facility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt carried at adjusted historical cost			0	[1]	199,767	[1]
Fair Value | Senior term loan due 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt carried at adjusted historical cost	275,622	[1]	324,484	[1]	316,562	[1]
Fair Value | Senior notes | 8.875% senior notes due 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt carried at adjusted historical cost			0	[1]	366,293	[1]
Fair Value | Senior notes | 7.75% Euro senior notes due 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt carried at adjusted historical cost	435,844	[1]	416,422	[1]	381,478	[1]
Fair Value | Senior notes | 7.625% senior notes due 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt carried at adjusted historical cost	582,714	[1]	572,161	[1]	519,883	[1]
Fair Value | Senior notes | 6.875% senior notes due 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt carried at adjusted historical cost	425,625	[1]	404,163	[1]	0	[1]
Fair Value | Bonds | 4.25% Yen-denominated Eurobonds due 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt carried at adjusted historical cost	42,840	[1]	47,201	[1]	102,508	[1]
Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term debt carried at adjusted historical cost	56,785		59,861		54,975
Total	1,709,004		1,733,901		1,981,382
Carrying Value | Senior revolving credit facility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt carried at adjusted historical cost			0		200,267
Carrying Value | Senior term loan due 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt carried at adjusted historical cost	274,936		324,890		324,663
Carrying Value | Senior notes | 8.875% senior notes due 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt carried at adjusted historical cost			0		354,918
Carrying Value | Senior notes | 7.75% Euro senior notes due 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt carried at adjusted historical cost	404,190		387,433		401,495
Carrying Value | Senior notes | 7.625% senior notes due 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt carried at adjusted historical cost	536,120		526,223		526,446
Carrying Value | Senior notes | 6.875% senior notes due 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt carried at adjusted historical cost	393,382		386,838		0
Carrying Value | Bonds | 4.25% Yen-denominated Eurobonds due 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt carried at adjusted historical cost	$ 43,591		$ 48,656		$ 118,618

[1]	Fair value estimate incorporates mid-market price quotes.

Fair Value of Financial Instruments At Adjusted Historical Cost (Parenthetical) (Detail)	Feb. 24, 2013	Nov. 25, 2012	May 08, 2012
Senior notes | 8.875% senior notes due 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stated interest rate		8.88%
Senior notes | 7.75% Euro senior notes due 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stated interest rate	7.75%	7.75%
Senior notes | 7.625% senior notes due 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stated interest rate	7.63%	7.63%
Senior notes | 6.875% senior notes due 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stated interest rate	6.88%	6.88%	6.88%
Bonds | 4.25% Yen-denominated Eurobonds due 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stated interest rate	4.25%	4.25%

Derivative Instruments And Hedging Activities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Feb. 24, 2013	Nov. 25, 2012
Derivatives, Fair Value [Line Items]
Forward foreign exchange contracts to buy	$ 660	$ 795.1
Forward foreign exchange contracts to sell	$ 373.1	$ 422.3

Carrying Values of Derivative Instruments and Non-Derivative Instruments (Detail) (Carrying Value, USD $) In Thousands, unless otherwise specified	Feb. 24, 2013		Nov. 25, 2012		Nov. 27, 2011
Derivatives, Fair Value [Line Items]
Hedging assets	$ 0		$ 0		$ 0
Hedging liabilities	(420,589)		(414,655)		(446,465)
Forward foreign exchange contracts
Derivatives, Fair Value [Line Items]
Derivative asset, net	14,193		12,314		36,453
Derivative Liability, net	(11,453)		(9,540)		(15,717)
Forward foreign exchange contracts | Other assets
Derivatives, Fair Value [Line Items]
Derivative asset, gross asset	11,639	[1]	7,131	[1]	31,906	[1]
Derivative liability, gross asset	(2,483)	[1]	(1,339)	[1]	(5,914)	[1]
Derivative asset, Net Carrying Value	9,156	[1]	5,792	[1]	25,992	[1]
Forward foreign exchange contracts | Other accrued liabilities
Derivatives, Fair Value [Line Items]
Derivative asset, gross liability	2,554	[2]	5,183	[2]	4,547	[2]
Derivative Liability, gross liability	(8,970)	[2]	(8,201)	[2]	(9,803)	[2]
Derivative liability, Net Carrying Value	(6,416)	[2]	(3,018)	[2]	(5,256)	[2]
Bonds | 4.25% Yen-denominated Eurobonds due 2016
Derivatives, Fair Value [Line Items]
Hedging assets	0		0		0
Hedging liabilities	(24,919)		(28,135)		(46,115)
Senior notes | 7.75% Euro senior notes due 2018
Derivatives, Fair Value [Line Items]
Hedging assets	0		0		0
Hedging liabilities	$ (395,670)		$ (386,520)		$ (400,350)

[1]	Included in "Other current assets" or "Other non-current assets" on the Company's consolidated balance sheets.
[2]	Included in "Other accrued liabilities" on the Company's consolidated balance sheets.

Carrying Values of Derivative Instruments and Non-Derivative Instruments (Parenthetical) (Detail)	Feb. 24, 2013	Nov. 25, 2012
Bonds | 4.25% Yen-denominated Eurobonds due 2016
Derivatives, Fair Value [Line Items]
Stated interest rate	4.25%	4.25%
Senior notes | 7.75% Euro senior notes due 2018
Derivatives, Fair Value [Line Items]
Stated interest rate	7.75%	7.75%
Carrying Value | Bonds | 4.25% Yen-denominated Eurobonds due 2016
Derivatives, Fair Value [Line Items]
Stated interest rate	4.25%	4.25%
Carrying Value | Senior notes | 7.75% Euro senior notes due 2018
Derivatives, Fair Value [Line Items]
Stated interest rate	7.75%	7.75%

Gains and Losses Included In AOCI (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Nov. 25, 2012	Nov. 27, 2011	Nov. 28, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Cumulative income taxes, gain or (loss) recognized in AOCI	$ 14,543		$ 12,246	$ 18,476
Total, gain or (loss) recognized in AOCI	(22,491)		(18,853)	(28,693)
Forward foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Forward foreign exchange contracts, gain of (loss) recognized in AOCI	4,637		4,637	4,637
4.25% Yen-denominated Eurobonds due 2016 | Bonds
Derivative Instruments, Gain (Loss) [Line Items]
Non-derivative hedging instruments-gain or (loss) recognized in AOCI	(23,070)		(26,285)	(28,525)
Non-derivative hedging instruments-gain or (loss) recognized in other income	2,328	2,606	3,474	(5,033)	2,254
7.75% Euro senior notes due 2018 | Senior notes
Derivative Instruments, Gain (Loss) [Line Items]
Non-derivative hedging instruments-gain or (loss) recognized in AOCI	(18,601)		(9,451)	(23,281)
Non-derivative hedging instruments-gain or (loss) recognized in other income	$ 0	$ 0	$ 0	$ 0	$ 0

Gains and Losses Included In Statements of Income (Detail) (Forward foreign exchange contracts, Other Income, USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Nov. 25, 2012	Nov. 27, 2011	Nov. 28, 2010
Forward foreign exchange contracts | Other Income
Derivative Instruments, Gain (Loss) [Line Items]
Realized	$ (2,710)	$ (3,485)	$ 8,508	$ (9,548)	$ (16,342)
Unrealized	(109)	(11,767)	(17,952)	24,858	10,163
Total	$ (2,819)	$ (15,252)	$ (9,444)	$ 15,310	$ (6,179)

Schedule of Long-Term and Short-Term Debt Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 24, 2013	Nov. 25, 2012	Nov. 27, 2011
Schedule of Long-term and Short-term Debt Instruments [Line Items]
Long-term debt	$ 1,598,270	$ 1,669,452	$ 1,817,625
Short-term debt	81,424	59,759	154,747
Long-term and short-term debt	1,679,694	1,729,211	1,972,372
Short-term borrowings
Schedule of Long-term and Short-term Debt Instruments [Line Items]
Short-term debt	56,460	59,759	54,747
Senior revolving credit facility
Schedule of Long-term and Short-term Debt Instruments [Line Items]
Long-term debt			100,000
Short-term debt			100,000
Senior term loan due 2014
Schedule of Long-term and Short-term Debt Instruments [Line Items]
Long-term debt	249,636	324,424	324,032
Short-term debt	24,964	0
Senior notes | 8.875% senior notes due 2016
Schedule of Long-term and Short-term Debt Instruments [Line Items]
Long-term debt			350,000
Senior notes | 7.75% Euro senior notes due 2018
Schedule of Long-term and Short-term Debt Instruments [Line Items]
Long-term debt	395,670	386,520	400,350
Senior notes | 7.625% senior notes due 2020
Schedule of Long-term and Short-term Debt Instruments [Line Items]
Long-term debt	525,000	525,000	525,000
Senior notes | 6.875% senior notes due 2022
Schedule of Long-term and Short-term Debt Instruments [Line Items]
Long-term debt	385,000	385,000	0
Bonds | 4.25% Yen-denominated Eurobonds due 2016
Schedule of Long-term and Short-term Debt Instruments [Line Items]
Long-term debt	42,964	48,508	118,243
Unsecured Debt
Schedule of Long-term and Short-term Debt Instruments [Line Items]
Long-term debt	$ 1,598,270	$ 1,669,452	$ 1,717,625

Schedule of Long-Term and Short-Term Debt Instruments (Parenthetical) (Detail)	Feb. 24, 2013	Nov. 25, 2012	May 08, 2012
Senior notes | 7.75% Euro senior notes due 2018
Schedule of Long-term and Short-term Debt Instruments [Line Items]
Stated interest rate	7.75%	7.75%
Senior notes | 7.625% senior notes due 2020
Schedule of Long-term and Short-term Debt Instruments [Line Items]
Stated interest rate	7.63%	7.63%
Senior notes | 6.875% senior notes due 2022
Schedule of Long-term and Short-term Debt Instruments [Line Items]
Stated interest rate	6.88%	6.88%	6.88%
Bonds | 4.25% Yen-denominated Eurobonds due 2016
Schedule of Long-term and Short-term Debt Instruments [Line Items]
Stated interest rate	4.25%	4.25%

Debt - Additional Information (Detail)	3 Months Ended									12 Months Ended																1 Months Ended				1 Months Ended				1 Months Ended		1 Months Ended											12 Months Ended				12 Months Ended		3 Months Ended		12 Months Ended	1 Months Ended					3 Months Ended		6 Months Ended
	Feb. 24, 2013 USD ($)	Nov. 25, 2012 USD ($)	Aug. 26, 2012 USD ($)	May 27, 2012 USD ($)	Feb. 26, 2012 USD ($)	Nov. 27, 2011 USD ($)	Aug. 28, 2011 USD ($)	May 29, 2011 USD ($)	Feb. 27, 2011 USD ($)	Nov. 25, 2012 USD ($)	Nov. 27, 2011 USD ($)	Nov. 28, 2010 USD ($)	Nov. 25, 2012 4.25% Yen-denominated Eurobonds due 2016 USD ($)	Nov. 25, 2012 Senior revolving credit facility USD ($)	Feb. 24, 2013 Senior revolving credit facility USD ($)	Nov. 27, 2011 Senior revolving credit facility USD ($)	Nov. 25, 2012 Senior revolving credit facility United States of America, Dollars USD ($)	Nov. 25, 2012 Senior revolving credit facility United States of America, Dollars or Canada, Dollars USD ($)	Nov. 25, 2012 Senior revolving credit facility Other Credit Usage [Member] USD ($)	Nov. 25, 2012 Senior revolving credit facility Standby Letters of Credit [Member] USD ($)	Nov. 25, 2012 Senior revolving credit facility Minimum	Nov. 25, 2012 Senior revolving credit facility Maximum	Feb. 24, 2013 Senior term loan due 2014 USD ($)	Nov. 25, 2012 Senior term loan due 2014 USD ($)	Nov. 27, 2011 Senior term loan due 2014 USD ($)	Mar. 27, 2007 Senior term loan due 2014 USD ($)	Mar. 27, 2007 Senior term loan due 2014 Libor [Member]	Mar. 27, 2007 Senior term loan due 2014 Base Rate [Member]	Mar. 17, 2006 Notes payable to banks 8.875% senior notes due 2016 USD ($)	May 21, 2010 Notes payable to banks 4.25% Yen-denominated Eurobonds due 2016 USD ($)	May 21, 2010 Notes payable to banks 4.25% Yen-denominated Eurobonds due 2016 JPY (¥)	Nov. 30, 1996 Notes payable to banks 4.25% Yen-denominated Eurobonds due 2016 USD ($)	Nov. 30, 1996 Notes payable to banks 4.25% Yen-denominated Eurobonds due 2016 JPY (¥)	May 06, 2010 Notes payable to banks 7.75% Euro senior notes due 2018 USD ($)	May 06, 2010 Notes payable to banks 7.75% Euro senior notes due 2018 EUR (€)	May 06, 2010 Notes payable to banks 7.625% senior notes due 2020 USD ($)	Nov. 25, 2012 Senior notes 8.875% senior notes due 2016	Apr. 24, 2012 Senior notes 8.875% senior notes due 2016 USD ($)	Nov. 27, 2011 Senior notes 8.875% senior notes due 2016 USD ($)	Feb. 24, 2013 Senior notes 7.75% Euro senior notes due 2018 USD ($)	Nov. 25, 2012 Senior notes 7.75% Euro senior notes due 2018 USD ($)	Nov. 27, 2011 Senior notes 7.75% Euro senior notes due 2018 USD ($)	May 06, 2010 Senior notes 7.75% Euro senior notes due 2018	Feb. 24, 2013 Senior notes 7.625% senior notes due 2020 USD ($)	Nov. 25, 2012 Senior notes 7.625% senior notes due 2020 USD ($)	Nov. 27, 2011 Senior notes 7.625% senior notes due 2020 USD ($)	Nov. 25, 2012 Senior notes 6.875% senior notes due 2022 USD ($)	Feb. 24, 2013 Senior notes 6.875% senior notes due 2022 USD ($)	May 08, 2012 Senior notes 6.875% senior notes due 2022 USD ($)	Nov. 27, 2011 Senior notes 6.875% senior notes due 2022 USD ($)	Nov. 25, 2012 Senior notes 6.875% senior notes due 2022 Redemption prior to May 1, 2017	Feb. 24, 2013 Senior notes 6.875% senior notes due 2022 USD ($)	May 26, 2013 Senior notes 6.875% senior notes due 2022 Subsequent event USD ($)	Mar. 14, 2013 Senior notes 6.875% senior notes due 2022 Subsequent event USD ($)	Nov. 25, 2012 Senior notes Maximum 6.875% senior notes due 2022 Redemption Prior To May 1, 2015	May 11, 2012 Bonds USD ($)	May 11, 2012 Bonds JPY (¥)	Feb. 24, 2013 Bonds 4.25% Yen-denominated Eurobonds due 2016 USD ($)	Nov. 25, 2012 Bonds 4.25% Yen-denominated Eurobonds due 2016 USD ($)	Nov. 27, 2011 Bonds 4.25% Yen-denominated Eurobonds due 2016 USD ($)	Feb. 24, 2013 Senior Term Loan, Due 2014 USD ($)	May 26, 2013 Senior Term Loan, Due 2014 Subsequent event USD ($)	May 26, 2013 Senior Term Loan, Due 2014 Subsequent event USD ($)
Debt Instrument [Line Items]
Repayments of Long-term Debt																														$ 100,000,000																										$ 56,400,000					$ 50,000,000	$ 25,000,000	$ 75,000,000
Debt instrument, face amount																										325,000,000			350,000,000			180,000,000	20,000,000,000		300,000,000	525,000,000													385,000,000					140,000,000
Stated interest rate																																4.25%	4.25%		7.75%	7.63%	8.88%			7.75%	7.75%			7.63%	7.63%		6.88%	6.88%	6.88%			6.88%						4.25%	4.25%
Long-term debt	1,598,270,000	1,669,452,000				1,817,625,000				1,669,452,000	1,817,625,000					100,000,000							249,636,000	324,424,000	324,032,000														350,000,000	395,670,000	386,520,000	400,350,000		525,000,000	525,000,000	525,000,000	385,000,000	385,000,000		0		385,000,000						42,964,000	48,508,000	118,243,000
Debt Instrument, Unamortized Premium																																																						11,200,000
Debt issuance cost																																		17,500,000													7,400,000						2,600,000
Remaining borrowing capacity														533,800,000	573,700,000
Line of Credit Facility, Current Borrowing Capacity														616,100,000	656,000,000
Letters of credit amount outstanding														82,300,000	(82,300,000)				15,500,000	66,800,000
Interest rate during period	6.91%				6.99%					7.05%	6.90%	7.05%
Maximum borrowing capacity														850,000,000			800,000,000	50,000,000
Basis spread on variable rate																					1.50%	2.75%					2.25%	1.25%
Unused borrowing capacity, percent fee																					0.38%	0.50%
Description of variable rate basis																										LIBOR
Letter of credit facility, coverage ratio														1
Letter of credit facility, default in other indebtedness, minimum														50,000,000
Unamortized premium (discount), percent of face amount																										0.75%
Cash consideration or assumption of liabilities, minimum																										75.00%
Unspent proceeds requiring offer to prepay loan, minimum																										10,000,000
Prepayment percent of principal plus accrued interest																										101.00%																	101.00%						101.00%
Unpaid amount to cause default, minimum																										25,000,000
Accelerated principal payment, minimum																										25,000,000						25,000,000
Debt Instrument, Term of Note																													10 years
Accelerated principal percent, minimum																																25.00%	25.00%
Prepayment percent of principal plus accrued interest																																			100.00%	100.00%
Percentage of principal eligible for early repayment																																			35.00%	35.00%
Principal amount redemption rate																																		107.75%		107.63%															100.00%				106.88%
Debt Instrument, Debt Covenants, Debt Default, Holder Percent to Declare All Notes Due, Minimum																																			25.00%														25.00%
Repurchased face amount																															10,883,500,000							350,000,000																			5,116,500,000
Early retirement original aggregate principal amount redeemable																																																							35.00%
Gains (Losses) on extinguishment of debt	114,000	0	0	8,206,000	0	248,000	0	0	0	8,206,000	248,000	16,587,000
Extinguisment of debt, gains (losses), tender premium										(11,400,000)
Extinguishment of debt, gain (loss), write off of unamortized debt issuance costs										$ (4,000,000)			$ 7,600,000

Net Periodic Benefit Cost (Income) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Nov. 25, 2012		Nov. 27, 2011		Nov. 28, 2010
Net periodic benefit cost (income):
Curtailment (gain) loss		$ (773)	$ (2,391)		$ 129		$ 106
Changes in accumulated other comprehensive loss:
Total recognized in accumulated other comprehensive loss	(3,909)	(296)
Pension Benefits
Net periodic benefit cost (income):
Service cost	2,281	2,247	8,952		10,241		7,794
Interest cost	13,066	14,413	57,635		60,314		59,680
Expected return on plan assets	(14,014)	(13,009)	(52,029)		(52,959)		(46,085)
Amortization of prior service (benefit) cost	(20)	(20)	(78)	[1]	47	[1]	453	[1]
Amortization of actuarial loss	4,218	3,142	12,612		14,908		26,660
Curtailment (gain) loss	0	(773)	(2,391)		129		106
Special termination benefit			159		120		312
Net settlement loss	45	107	383		714		425
Net periodic benefit cost (income)	5,576	6,107	25,243		33,514		49,345
Changes in accumulated other comprehensive loss:
Actuarial (gain) loss	0	(4)	110,262	[2]	84,593	[2]
Amortization of prior service benefit (cost)	20	20	78	[1]	(47)	[1]
Amortization of actuarial loss	(4,218)	(3,142)	(12,612)		(14,908)
Curtailment gain (loss)	(440)	(1)	192		(3,064)
Net settlement gain (loss)	0	(51)	(77)		(338)
Total recognized in accumulated other comprehensive loss	(4,638)	(3,178)	97,843		66,236
Total recognized in net periodic benefit cost (income) and accumulated other comprehensive loss	938	2,929	123,086		99,750
Total recognized in net periodic benefit cost (income) and accumulated other comprehensive loss	938	2,929	123,086		99,750
Postretirement Benefits
Net periodic benefit cost (income):
Service cost	94	99	397		478		474
Interest cost	1,239	1,659	6,634		7,629		8,674
Expected return on plan assets	0	0	0		0		0
Amortization of prior service (benefit) cost	(122)	(4,089)	(16,356)	[1]	(28,945)	[1]	(29,566)	[1]
Amortization of actuarial loss	1,691	1,289	5,157		5,025		5,608
Curtailment (gain) loss	0	0	0		0		0
Special termination benefit			0		0		0
Net settlement loss	0	0	0		0		0
Net periodic benefit cost (income)	2,902	(1,042)	(4,168)		(15,813)		(14,810)
Changes in accumulated other comprehensive loss:
Actuarial (gain) loss	0	0	10,408	[2]	2,324	[2]
Amortization of prior service benefit (cost)	122	4,089	16,356	[1]	28,945	[1]
Amortization of actuarial loss	(1,691)	(1,289)	(5,157)		(5,025)
Curtailment gain (loss)	0	0	0		0
Net settlement gain (loss)	0	0	0		0
Total recognized in accumulated other comprehensive loss	(1,569)	2,800	21,607		26,244
Total recognized in net periodic benefit cost (income) and accumulated other comprehensive loss	1,333	1,758	17,439		10,431
Total recognized in net periodic benefit cost (income) and accumulated other comprehensive loss	$ 1,333	$ 1,758	$ 17,439		$ 10,431

[1]	Postretirement benefits amortization of prior service benefit recognized during each of years 2012, 2011, and 2010 relates primarily to the favorable impact of the February 2004 and August 2003 plan amendments.
[2]	Reflects the impact of the changes in the discount rate assumptions at year-end remeasurement for the pension and postretirement benefit plans for 2012 and 2011.

Dividend Payment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	May 27, 2012	May 29, 2011	Nov. 25, 2012	Nov. 27, 2011	Nov. 28, 2010
Dividends [Line Items]
Cash dividend paid	$ 25,076	$ 0	$ 20,000	$ 20,000	$ 20,036	$ 20,023	$ 20,013

Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				12 Months Ended
	Feb. 24, 2013		Feb. 26, 2012		Nov. 25, 2012		Nov. 27, 2011		Nov. 28, 2010
Pension and Postretirement Benefits
Accumulated Other Comprehensive Income (Loss), Pension and Postretirement Benefits, beginning of period	$ (330,961)	[1]	$ (255,684)	[1]	$ (255,684)	[1]	$ (198,807)	[1]	$ (176,880)	[1]
Gross changes, Pension and Postretirement Benefits					(119,450)	[1]	(92,480)	[1]	(34,625)	[1]
Tax, Pension and Postretirement Benefits					44,173	[1]	35,603	[1]	12,698	[1]
Other comprehensive income (loss), net of tax, Pension and Postretirement Benefits					(75,277)	[1]	(56,877)	[1]	(21,927)	[1]
Accumulated Other Comprehensive Income (Loss), Pension and Postretirement Benefits, end of period	(327,052)				(330,961)	[1]	(255,684)	[1]	(198,807)	[1]
Pension and postretirement benefits	(327,052)				(330,961)	[1]	(255,684)	[1]	(198,807)	[1]
Net Investment Hedge losses
Accumulated Other Comprehensive Income (Loss), Net Investment Hedge losses, beginning of period	(18,853)		(28,693)		(28,693)		(26,389)		(49,317)
Gross changes, Net Investment Hedges					16,070		(3,758)		37,143
Tax, Net Investment Hedges					(6,230)		1,454		(14,215)
Other comprehensive income (loss), net of tax, Net Investment Hedges					9,840		(2,304)		22,928
Accumulated Other Comprehensive Income (Loss), Net Investment Hedge losses, end of period	(22,491)				(18,853)		(28,693)		(26,389)
Net investment hedge losses	(22,491)				(18,853)		(28,693)		(26,389)
Foreign Currency Translation
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation, beginning of period	(65,835)		(61,078)		(61,078)		(47,129)		(21,595)
Gross changes, Foreign Currency Translation					(4,755)		(10,881)		(20,833)
Tax, Foreign Currency Translation					(2)		(3,068)		(4,701)
Other comprehensive income (loss), net of tax, Foreign Currency Translation					(4,757)		(13,949)		(25,534)
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation, end of period					(65,835)		(61,078)		(47,129)
Foreign currency translation losses	(58,520)				(55,423)
Unrealized Gain (Loss) on Marketable Securities
Accumulated Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Marketable Securities, beginning of period	1,014		(547)		(547)		157		(2,075)
Gross changes, Unrealized Gain (Loss) on Marketable Securities					2,549		(1,149)		3,615
Tax, Unrealized Gain (Loss) on Marketable Securities					(988)		445		(1,383)
Other comprehensive income (loss), net of tax, Unrealized Gain (Loss) on Marketable Securities					1,561		(704)		2,232
Accumulated Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Marketable Securities, end of period	52				1,014		(547)		157
Unrealized gain on marketable securities	52				1,014		(547)		157
Accumulated Other Comprehensive Income (Loss), Attributable to Levi Strauss
Accumulated Other Comprehensive Income (Loss), Attributable to Levi Strauss, Beginning balance	(414,635)		(346,002)		(346,002)		(272,168)		(249,867)
Gross changes, Attributable to Levi Strauss					(105,586)		(108,268)		(14,700)
Tax, Attributable to Levi Strauss					36,953		34,434		(7,601)
Other comprehensive income (loss), net of tax, Total Attributable to Levi Strauss					(68,633)		(73,834)		(22,301)
Accumulated Other Comprehensive Income (Loss), Attributable to Levi Strauss, ending balance	(417,762)				(414,635)		(346,002)		(272,168)
Accumulated other comprehensive loss	(408,011)				(404,223)
Noncontrolling Interest
Accumulated Other Comprehensive Income (Loss), Noncontrolling Interest, beginning of period	10,412		10,869		10,869		10,075		9,945
Gross changes, Noncontrolling Interest					(457)		794		130
Tax, Noncontrolling Interest					0		0		0
Other comprehensive income (loss), net of tax, Noncontrolling Interest					(457)		794		130
Accumulated Other Comprehensive Income (Loss), Noncontrolling Interest, end of period	9,751				10,412		10,869		10,075
Accumulated other comprehensive income attributable to noncontrolling interest	9,751				10,412		10,869		10,075
Total
Accumulated Other Comprehensive Income (Loss), Total, beginning balance	(404,223)		(335,133)		(335,133)		(262,093)		(239,922)
Gross changes, Total					(106,043)		(107,474)		(14,570)
Tax, Total					36,953		34,434		(7,601)
Other comprehensive income (loss), net of tax, Total	(3,788)		9,513		(69,090)		(73,040)		(22,171)
Accumulated Other Comprehensive Income (Loss), Total, ending balance					(404,223)		(335,133)		(262,093)
Accumulated other comprehensive loss attributable to Levi Strauss & Co.	$ (417,762)				$ (414,635)		$ (346,002)		$ (272,168)

[1]	Pension and postretirement benefit amounts primarily resulted from the actuarial losses recorded in conjunction with the year-end remeasurements of pension obligations, and were principally due to a decline in discount rates caused by changes in the financial markets, including a decrease in corporate bond yield indices.

Components Of Other Income (Expense), Net (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Feb. 24, 2013	Nov. 25, 2012	Aug. 26, 2012	May 27, 2012	Feb. 26, 2012	Nov. 27, 2011	Aug. 28, 2011	May 29, 2011	Feb. 27, 2011	Nov. 25, 2012		Nov. 27, 2011		Nov. 28, 2010
Component of Other Expense, Nonoperating [Line Items]
Other income (expense), net	$ 6,066	$ (1,320)	$ (5,747)	$ 10,697	$ 1,172	$ 11,469	$ (5,779)	$ (1,006)	$ (5,959)	$ 4,802		$ (1,275)		$ 6,647
Foreign exchange management (losses) gains
Component of Other Expense, Nonoperating [Line Items]
Other income (expense), net	(2,819)				(15,252)					(9,444)	[1]	15,310	[1]	(6,179)	[1]
Foreign currency transaction gains (losses)
Component of Other Expense, Nonoperating [Line Items]
Other income (expense), net	4,398				15,441					8,512	[2]	(20,251)	[2]	9,940	[2]
Interest income
Component of Other Expense, Nonoperating [Line Items]
Other income (expense), net	391				347					1,514		1,618		2,232
Other
Component of Other Expense, Nonoperating [Line Items]
Other income (expense), net	1,291				509					4,220		2,048		654
Investment Income
Component of Other Expense, Nonoperating [Line Items]
Other income (expense), net	$ 2,805				$ 127

[1]	Gains and losses on forward foreign exchange contracts primarily result from currency fluctuations relative to negotiated contract rates. Losses on forward foreign exchange contracts in 2012 primarily resulted from unfavorable currency fluctuations relative to negotiated contract rates on positions to sell the Mexican Peso. Gains in 2011 primarily resulted from favorable currency fluctuations in the fourth quarter, relative to negotiated contract rates, including the appreciation of the U.S. Dollar against various foreign currencies.
[2]	Foreign currency transaction gains and losses reflect the impact of foreign currency fluctuation on the Company's foreign currency denominated balances. Gains in 2012 were primarily due to a significant increase in Euro denominated intercompany receivables and the appreciation of the U.S. Dollar against the Japanese Yen. Losses in 2011 were primarily due to the depreciation of the U.S. Dollar, the Turkish Lira and the Polish Zloty against various foreign currencies.

Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended									12 Months Ended
	Feb. 24, 2013	Nov. 25, 2012	Aug. 26, 2012	May 27, 2012	Feb. 26, 2012	Nov. 27, 2011	Aug. 28, 2011	May 29, 2011	Feb. 27, 2011	Nov. 25, 2012	Nov. 27, 2011	Nov. 28, 2010
Income Tax [Line Items]
Effective income tax rate	31.20%				32.30%					28.00%	33.40%	36.60%
Income tax expense (benefit)	$ 48,375,000	$ 5,140,000	$ 23,802,000	$ 2,467,000	$ 23,513,000	$ 25,278,000	$ 13,612,000	$ 9,944,000	$ 18,881,000	$ 54,922,000	$ 67,715,000	$ 86,152,000
Income Tax Reconciliation, Write-off of Deferred Tax Assets										9,061,000	0	0
Change in Health Care Act legislation										0	0	14,481,000
Change in valuation allowance										(1,329,000)	(2,421,000)	28,278,000
Tax benefit resulting from repatriation of undistributed earning of foreign subsidiaries												34,200,000
U.S. federal statutory rate (percent)										35.00%	35.00%	35.00%
Prior Period Reclassification Adjustment		5,800,000
Advance royalty payments		213,700,000								213,700,000
Foreign net operating loss carryforwards		82,748,000				126,365,000				82,748,000	126,365,000
Valuation allowance		(57,300,000)								(57,300,000)
Unrecognized tax benefits		63,626,000				143,397,000				63,626,000	143,397,000	150,702,000
Unrecognized tax benefits that would impact effective tax rate		38,500,000				87,900,000				38,500,000	87,900,000
Significant change in unrecognized tax benefits is reasonably possible, maximum		23,400,000								23,400,000
State and local jurisdiction
Income Tax [Line Items]
Income tax expense (benefit)										(27,000,000)
State and local jurisdiction | Subsequent event
Income Tax [Line Items]
Cash refund from taxing authority										29,000,000
Foreign Tax Authority
Income Tax [Line Items]
Change in valuation allowance												27,500,000
Foreign operating losses		276,500,000								276,500,000
State net operating loss carryforwards		136,200,000								136,200,000
Deferred tax assets, not subject to expiration		140,300,000								140,300,000
Penalties and interest accrued		$ 15,600,000				$ 16,500,000				$ 15,600,000	$ 16,500,000

Related Parties - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Nov. 25, 2012	Nov. 27, 2011	Nov. 28, 2010
Levi Strauss Foundation
Related Party Transaction [Line Items]
Related Party Donations	$ 3.1	$ 0.3	$ 2.8	$ 1.6	$ 3.1
Chairman of the board of directors
Related Party Transaction [Line Items]
Related party professional fees					0.2
Red Tab Foundation
Related Party Transaction [Line Items]
Related Party Donations			$ 0.1

Business Segment Information - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Feb. 24, 2013 Segment	Nov. 25, 2012 Segment
Segment Reporting Disclosure [Line Items]
Number of operating segments	3	3

Business Segment Information, Income Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Feb. 24, 2013	Nov. 25, 2012	Aug. 26, 2012	May 27, 2012	Feb. 26, 2012	Nov. 27, 2011	Aug. 28, 2011	May 29, 2011	Feb. 27, 2011	Nov. 25, 2012		Nov. 27, 2011		Nov. 28, 2010
Segment Reporting Information [Line Items]
Net revenues	$ 1,146,678	$ 1,297,219	$ 1,100,856	$ 1,047,157	$ 1,164,961	$ 1,343,934	$ 1,204,017	$ 1,092,922	$ 1,120,693	$ 4,610,193		$ 4,761,566		$ 4,410,649
Operating income	181,455	91,351	86,787	45,630	110,211	91,644	80,899	64,976	98,874	333,979		336,393		381,361
Interest expense	(32,157)	(31,550)	(32,160)	(32,411)	(38,573)	(33,454)	(30,208)	(33,515)	(34,866)	(134,694)		(132,043)		(135,823)
Loss on early extinguishment of debt	(114)	0	0	(8,206)	0	(248)	0	0	0	(8,206)		(248)		(16,587)
Other income (expense), net	6,066	(1,320)	(5,747)	10,697	1,172	11,469	(5,779)	(1,006)	(5,959)	4,802		(1,275)		6,647
Income before income taxes	155,250	58,481	48,880	15,710	72,810	69,411	44,912	30,455	58,049	195,881		202,827		235,598
Americas
Segment Reporting Information [Line Items]
Net revenues	647,127				647,294					2,749,327		2,715,925		2,549,086
Operating income	132,463				79,636					431,552		393,906		402,530
Europe
Segment Reporting Information [Line Items]
Net revenues	296,587				289,452					1,103,212		1,174,138		1,105,264
Operating income	62,926				52,073					178,313		182,306		163,475
Asia Pacific
Segment Reporting Information [Line Items]
Net revenues	202,964				228,215					757,654		871,503		756,299
Operating income	48,965				41,160					66,839		108,065		86,274
Regional Operating Income
Segment Reporting Information [Line Items]
Operating income	244,354				172,869					676,704		684,277		652,279
Corporate
Segment Reporting Information [Line Items]
Operating income	$ 62,899				$ 62,658					$ 342,725	[1]	$ 347,884	[1]	$ 270,918	[1]

[1]	Included in corporate expenses for the year ended November 25, 2012, is an $18.8 million impairment charge related to the Company's decision in the third quarter to outsource distribution in Japan to a third-party and close its owned distribution center in that country.

Components Of Property, Plant And Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 24, 2013	Nov. 25, 2012	Nov. 27, 2011
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 1,241,573	$ 1,234,247
Accumulated depreciation	(785,626)	(782,766)	(731,859)
PP&E, net	451,027	458,807	502,388
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		21,319	30,236
Buildings and leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		404,438	422,020
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		473,014	477,895
Capitalized internal-use software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		285,960	286,662
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 56,842	$ 17,434

Property, Plant and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 25, 2012	Nov. 27, 2011	Nov. 28, 2010
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 110.5	$ 104.8	$ 88.9

Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 25, 2012	Nov. 27, 2011	Feb. 24, 2013
Goodwill
Beginning balance	$ 240,970	$ 241,472	$ 240,499
Foreign currency fluctuation	(999)	(502)
Ending balance	239,971	240,970	240,499
Americas
Goodwill
Beginning balance	207,418	207,427
Foreign currency fluctuation	5	(9)
Ending balance	207,423	207,418
Europe
Goodwill
Beginning balance	31,523	31,603
Foreign currency fluctuation	(896)	(80)
Ending balance	30,627	31,523
Asia Pacific
Goodwill
Beginning balance	2,029	2,442
Foreign currency fluctuation	(108)	(413)
Ending balance	$ 1,921	$ 2,029

Other Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Nov. 25, 2012	Nov. 27, 2011
Schedule of Acquired Finite and Indefinite-lived Intangible Assets by Major Class [Line Items]
Gross Carrying Value	$ 104,289	$ 104,428
Accumulated Amortization	(44,380)	(32,610)
Total	59,909	71,818
Trademarks
Schedule of Acquired Finite and Indefinite-lived Intangible Assets by Major Class [Line Items]
Non-amortized intangible assets	42,743	42,743
Acquired contractual rights
Schedule of Acquired Finite and Indefinite-lived Intangible Assets by Major Class [Line Items]
Gross Carrying Value	42,220	41,667
Accumulated Amortization	(32,163)	(23,051)
Total	10,057	18,616
Customer lists
Schedule of Acquired Finite and Indefinite-lived Intangible Assets by Major Class [Line Items]
Gross Carrying Value	19,326	20,018
Accumulated Amortization	(12,217)	(9,559)
Total	$ 7,109	$ 10,459

Goodwill And Other Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 25, 2012	Nov. 27, 2011
Finite-Lived Intangible Assets And Liabilities [Line Items]
Amortization expense	$ 11.4	$ 12.1
Expected amortization of intangible assets in next year	$ 10.9

Principal Payments on Short-Term and Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 24, 2013	Nov. 25, 2012	Nov. 27, 2011
Project Debt Maturities Repayments Of Principal [Line Items]
2013		$ 59,759
2014		324,424
2015		0
2016		48,508
2017		0
Thereafter		1,296,520
Long-term and short-term debt	$ 1,679,694	$ 1,729,211	$ 1,972,372

Schedule of Benefit Obligations In Excess Of Fair Value of Plan Assets (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Nov. 25, 2012		Nov. 27, 2011		Nov. 28, 2010
Pension Benefits
Change in benefit obligation
Benefit obligation at beginning of year	$ 1,388,650	$ 1,203,677	$ 1,203,677		$ 1,131,765
Service cost	2,281	2,247	8,952		10,241		7,794
Interest cost	13,066	14,413	57,635		60,314		59,680
Plan participants' contribution			884		1,177
Actuarial loss (gain)			184,183	[1]	75,268	[1]
Net curtailment gain			(2,379)		(7,132)
Impact of foreign currency changes			1,103		(2,027)
Plan settlements			(867)		(4,051)
Special termination benefit			159		120		312
Benefits paid			(64,697)		(61,998)
Benefit obligation at end of year			1,388,650		1,203,677		1,131,765
Change in plan assets
Fair value of plan assets at beginning of year	894,362	771,914	771,914		731,676
Actual return on plan assets			125,430		39,091
Employer contribution			60,096		67,584
Plan participants' contributions			884		1,177
Plan settlements			(867)		(4,051)
Impact of foreign currency changes			1,602		(1,565)
Benefits paid			(64,697)		(61,998)
Fair value of plan assets at end of year			894,362		771,914		731,676
Unfunded status at end of year			(494,288)		(431,763)
Postretirement Benefits
Change in benefit obligation
Benefit obligation at beginning of year	155,864	156,060	156,060		164,308
Service cost	94	99	397		478		474
Interest cost	1,239	1,659	6,634		7,629		8,674
Plan participants' contribution			5,531		5,832
Actuarial loss (gain)			10,408	[1]	2,323	[1]
Net curtailment gain			0		0
Impact of foreign currency changes			0		0
Plan settlements			0		0
Special termination benefit			0		0		0
Benefits paid			(23,166)		(24,510)
Benefit obligation at end of year			155,864		156,060		164,308
Change in plan assets
Fair value of plan assets at beginning of year	0	0	0		0
Actual return on plan assets			0		0
Employer contribution			17,635		18,678
Plan participants' contributions			5,531		5,832
Plan settlements			0		0
Impact of foreign currency changes			0		0
Benefits paid			(23,166)		(24,510)
Fair value of plan assets at end of year			0		0		0
Unfunded status at end of year			$ (155,864)		$ (156,060)

[1]	Actuarial losses in the Company's pension benefit plans resulted from changes in discount rate assumptions, primarily for the Company's U.S. plans. Changes in financial markets during 2011 and 2012, including a decrease in corporate bond yield indices, caused a reduction in the discount rates used to measure the benefit obligations in each of those years.

Schedule of Amounts Recognized In Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Nov. 25, 2012	Nov. 27, 2011
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Accrued benefit liability - current portion	$ (8,217)	$ (7,876)
Accrued benefit liability - long-term portion	(486,071)	(423,887)
Amount recognized in balance sheet	(494,288)	(431,763)
Accumulated other comprehensive loss:
Net actuarial loss	(493,487)	(395,554)
Net prior service benefit	708	806
Other comprehensive income (loss)	(492,779)	(394,748)
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Accrued benefit liability - current portion	(14,906)	(15,952)
Accrued benefit liability - long-term portion	(140,958)	(140,108)
Amount recognized in balance sheet	(155,864)	(156,060)
Accumulated other comprehensive loss:
Net actuarial loss	(51,644)	(46,393)
Net prior service benefit	493	16,849
Other comprehensive income (loss)	$ (51,151)	$ (29,544)

Employee Benefit Plans - Additional Information (Detail) (USD $)	12 Months Ended						12 Months Ended
	Nov. 25, 2012	Nov. 27, 2011	Nov. 25, 2012 Pension Benefits	Nov. 27, 2011 Pension Benefits	Nov. 28, 2010 Pension Benefits	Nov. 25, 2012 United States postretirement benefit plans of US entity, defined benefit	Nov. 25, 2012 United States postretirement benefit plans of US entity, defined benefit Minimum	Nov. 25, 2012 United States postretirement benefit plans of US entity, defined benefit Maximum	Nov. 25, 2012 Foreign pension plans, defined benefit	Nov. 25, 2012 Postretirement Benefits	Nov. 27, 2011 Postretirement Benefits	Nov. 28, 2010 Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 1,400,000,000	$ 1,200,000,000
Net gain (loss) recognized in net periodic benefit cost, net of tax, next twelve months			16,800,000							6,300,000
Expected duration of returns for the plan	20 years
Target allocation percentage of assets, domestic equity securities							43.00%	47.00%
Target allocation percentage of assets fixed income securities							43.00%	47.00%
Target allocation percentage of assets domestic other alternative investments							8.00%	12.00%
Fair value of plan assets			894,362,000	771,914,000	731,676,000	761,000,000			133,000,000	0	0	0
Estimated future employer contributions in next fiscal year			$ 31,700,000

Schedule of Accumulated Benefit Obligations In Excess Of Fair Value of Plan Assets (Detail) (USD $) In Thousands, unless otherwise specified	Nov. 25, 2012	Nov. 27, 2011
Accumulated benefit obligations in excess of plan assets
Aggregate accumulated benefit obligation	$ 1,335,827	$ 1,133,801
Aggregate fair value of plan assets	859,373	713,818
Projected benefit obigations in excess of plan assets
Aggregate projected benefit obligation	1,388,650	1,203,677
Aggregate fair value of plan assets	$ 894,362	$ 771,914

Schedule of Assumptions Used (Detail)	12 Months Ended
	Nov. 25, 2012	Nov. 27, 2011
Pension Benefits
Weighted-average assumptions used to determine net periodic benefit cost:
Discount rate	4.90%	5.50%
Expected long-term rate of return on plan assets	6.70%	6.90%
Rate of compensation increase	3.60%	4.00%
Weighted-average assumptions used to determine benefit obligations:
Discount rate	3.80%	4.90%
Rate of compensation increase	3.50%	3.50%
Postretirement Benefits
Weighted-average assumptions used to determine net periodic benefit cost:
Discount rate	4.50%	4.90%
Weighted-average assumptions used to determine benefit obligations:
Discount rate	3.30%	4.50%
Assumed health care cost trend rates were as follows:
Health care trend rate assumed for next year	7.40%	7.60%
Rate trend to which the cost trend is assumed to decline	4.50%	4.50%
Year that rate reaches the ultimate trend rate	2028	2028

Fair Values of Pension Plan Assets (Detail) (USD $) In Thousands, unless otherwise specified	Nov. 25, 2012
Fair Value
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	$ 894,362
Level 1 Inputs
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	6,585
Level 2 Inputs
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	883,940
Significant Unobservable Inputs (Level 3)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	3,837
Cash and cash equivalents | Fair Value
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	6,585
Cash and cash equivalents | Level 1 Inputs
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	6,585
Cash and cash equivalents | Level 2 Inputs
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0
Cash and cash equivalents | Significant Unobservable Inputs (Level 3)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0
U.S. large cap | Fair Value
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	208,722	[1]
U.S. large cap | Level 1 Inputs
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	[1]
U.S. large cap | Level 2 Inputs
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	208,722	[1]
U.S. large cap | Significant Unobservable Inputs (Level 3)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	[1]
U.S. small cap | Fair Value
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	37,356	[1]
U.S. small cap | Level 1 Inputs
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	[1]
U.S. small cap | Level 2 Inputs
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	37,356	[1]
U.S. small cap | Significant Unobservable Inputs (Level 3)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	[1]
International | Fair Value
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	158,281	[1]
International | Level 1 Inputs
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	[1]
International | Level 2 Inputs
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	158,281	[1]
International | Significant Unobservable Inputs (Level 3)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	[1]
Fixed income securities | Fair Value
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	397,706	[2]
Fixed income securities | Level 1 Inputs
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	[2]
Fixed income securities | Level 2 Inputs
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	397,706	[2]
Fixed income securities | Significant Unobservable Inputs (Level 3)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	[2]
Real estate | Fair Value
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	69,526	[3]
Real estate | Level 1 Inputs
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	[3]
Real estate | Level 2 Inputs
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	69,526	[3]
Real estate | Significant Unobservable Inputs (Level 3)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	[3]
Private equity | Fair Value
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	3,837	[4]
Private equity | Level 1 Inputs
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	[4]
Private equity | Level 2 Inputs
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	[4]
Private equity | Significant Unobservable Inputs (Level 3)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	3,837	[4]
Hedge funds | Fair Value
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	5,733	[5]
Hedge funds | Level 1 Inputs
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	[5]
Hedge funds | Level 2 Inputs
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	5,733	[5]
Hedge funds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	[5]
Other | Fair Value
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	6,616	[6]
Other | Level 1 Inputs
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	[6]
Other | Level 2 Inputs
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	6,616	[6]
Other | Significant Unobservable Inputs (Level 3)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	$ 0	[6]

[1]	Primarily comprised of equity index funds that track various market indices.
[2]	Predominantly includes bond index funds that invest in U.S. government and investment grade corporate bonds.
[3]	Primarily comprised of investments in U.S. Real Estate Investment Trusts.
[4]	Represents holdings in a diversified portfolio of private equity funds and direct investments in companies located primarily in North America. Fair values are determined by investment fund managers using primarily unobservable market data.
[5]	Primarily invested in a diversified portfolio of equities, bonds, alternatives and cash with a low tolerance for capital loss.
[6]	Primarily relates to accounts held and managed by a third-party insurance company for employee-participants in Belgium. Fair values are based on accumulated plan contributions plus a contractually-guaranteed return plus a share of any incremental investment fund profits.

Schedule of Expected Benefit Payments (Detail) (USD $) In Thousands, unless otherwise specified	Nov. 25, 2012
Defined Benefit Plan Disclosure [Line Items]
2013	$ 79,669
2014	76,527
2015	77,412
2016	77,857
2017	79,526
2018-2022	419,115
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
2013	61,726
2014	59,188
2015	60,580
2016	61,661
2017	64,067
2018-2022	349,646
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
2013	17,943
2014	17,339
2015	16,832
2016	16,196
2017	15,459
2018-2022	$ 69,469

Employee Investment Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 25, 2012	Nov. 27, 2011	Nov. 28, 2010
Schedule of Investments [Line Items]
ESIP Employer contributions match (percent)	125.00%
ESIP Employer contribution match, percent of employee's eligible compensation, maximum (percent)	6.00%
ESIP Compensation expense	$ 11	$ 10.3	$ 9.7

Employee Incentive Compensation Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 25, 2012	Nov. 27, 2011	Nov. 28, 2010
Annual Incentive Plan (AIP)
Schedule Of Employee Incentive Compensation Plans Disclosures [Line Items]
EICP Compensation expense (benefit)	$ 54.6	$ 54	$ 46.1
EICP Accrued liabilities	57.2	52.6
2005 Long-Term Incentive Plan (LTIP)
Schedule Of Employee Incentive Compensation Plans Disclosures [Line Items]
EICP Compensation expense (benefit)	(3.6)	(2.5)	10.6
EICP Accrued liabilities	0.1	14.9
ECIP Duration of performace prior to performance measurement	3 years
2005 Long-Term Incentive Plan (LTIP) | Accrued salaries, wages and employee benefits [Member]
Schedule Of Employee Incentive Compensation Plans Disclosures [Line Items]
EICP Accrued salaries, wages and employee benefits	11.3
2005 Long-Term Incentive Plan (LTIP) | Long-term employee related benefits
Schedule Of Employee Incentive Compensation Plans Disclosures [Line Items]
EICP Long-term employee related benefits	$ 0.1	$ 3.6

Stock-based Incentive Compensation Plans - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Nov. 25, 2012	Nov. 27, 2011	Nov. 28, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 5.1	$ 6.6	$ 11.7
Tax benefit (expense) realized from exercise of stock options	(2.6)	2.7	4.5
Total compensation cost not yet recognized	$ 11.7
Total compensation cost not yet recognized, period for recognition	2 years 10 months 21 days
Total Shareholder Return Plan (TSRP)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized	700,000
Number of shares available for grant	585,895
Contractual term, maximum	10 years
Total Shareholder Return Plan (TSRP) | Restricted stock units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	6 months
Requisite service period	3 years
Total Shareholder Return Plan (TSRP) | Put rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	6 months
Total Shareholder Return Plan (TSRP) | Call rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	6 months
2006 Equity incentive plan (EIP) | Stock appreciation rights (SARs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	2 years 6 months
Maximum contractual term	6 years 6 months
2006 Equity incentive plan (EIP) | Stock appreciation rights (SARs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	4 years
Maximum contractual term	10 years

Stock-Based Incentive Compensation Plans Activity (Detail) (USD $)	12 Months Ended
	Nov. 25, 2012	Nov. 27, 2011	Nov. 28, 2010
2006 Equity incentive plan (EIP) | Stock appreciation rights (SARs)
Units
Beginning balance, Units	2,021,011	1,915,020
Granted, Units	1,438,023	599,370
Exercised, Units	(271,175)	(26,381)
Forfeited, Units	(387,407)	(380,332)
Expired, Units	(263,651)	(86,666)
Ending balance, Units	2,536,801	2,021,011
Vested and expected to vest, Units	2,394,646
Exercisable, Units	1,350,483
Weighted-Average Exercise Price
Beginning balance, Weighted-Average Exercise Price	$ 40.52	$ 40.32
Granted, Weighted-Average Exercise Price	$ 32.09	$ 43.06
Exercised, Weighted-Average Exercise Price	$ 24.93	$ 27.26
Forfeited, Weighted-Average Exercise Price	$ 35.78	$ 41.08
Expired, Weighted-Average Exercise Price	$ 43.49	$ 55.15
Ending balance, Weighted-Average Exercise Price	$ 37.82	$ 40.52
Vested and expected to vest, Weighted-Average Exercise Price	$ 38.06
Exercisable, Weighted-Average Exercise Price	$ 42.53
Weighted-Average Remaining Contractual Life (Years)
Beginning balance, Weighted Average Remainig Contractual Terms (Years)	3 years 10 months 24 days	4 years 6 months
Ending balance, Weighted Average Remainig Contractual Terms (Years)	4 years 6 months	3 years 10 months 24 days
Vested and expected to vest, Weighted-Average Remaining Contractual Life (Years)	4 years 4 months 24 days
Exercisable, Weighted-Average Remaining Contractual Life (Years)	2 years 10 months 24 days
Total Shareholder Return Plan (TSRP)
Units
Beginning balance, Units	1,168,750	1,241,425
Granted, Units	389,450	431,925
Exercised, Units	(436,875)	0
Forfeited, Units	(289,175)	(255,750)
Expired, Units	0	(248,850)
Ending balance, Units	832,150	1,168,750
Vested and expected to vest, Units	694,575
Exercisable, Units	252,350
Weighted-Average Exercise Price
Beginning balance, Weighted-Average Exercise Price	$ 34.09	$ 33.91
Granted, Weighted-Average Exercise Price	$ 32.09	$ 42.65
Exercised, Weighted-Average Exercise Price	$ 24.84	$ 0
Forfeited, Weighted-Average Exercise Price	$ 37.46	$ 32.37
Expired, Weighted-Average Exercise Price	$ 0	$ 49.8
Ending balance, Weighted-Average Exercise Price	$ 36.83	$ 34.09
Vested and expected to vest, Weighted-Average Exercise Price	$ 37.09
Exercisable, Weighted-Average Exercise Price	$ 36.36
Weighted Average Fair Value At Period End [Roll Forward]
Ending balance, Weighted-Average Exercise Price	$ 4.22	$ 6.59	$ 13.2
Vested and expected to vest, Weighted-Average Exercise Price	$ 3.81
Exercisable, Weighted-Average Exercise Price	$ 1.26

Fair-Value Assumptions (Detail) (USD $)	12 Months Ended
	Nov. 25, 2012	Nov. 27, 2011	Nov. 28, 2010
2006 Equity incentive plan (EIP) | Stock appreciation rights (SARs)
Fair Value Assumptions
Weighted-average grant date fair value	$ 10.96	$ 16.08	$ 13.1
Expected life (in years)	4 years 6 months	4 years 7 months 6 days	4 years 6 months
Expected volatility (percent)	47.10%	46.90%	48.00%
Risk-free interest rate (percent)	0.60%	2.00%	2.10%
Expected dividend (percent)	1.70%	1.20%	2.00%
Total Shareholder Return Plan (TSRP)
Fair Value Assumptions
Expected life (in years)	1 year 2 months 12 days	1 year 1 month 6 days
Expected volatility (percent)	38.30%	46.90%
Risk-free interest rate (percent)	0.20%	0.10%
Expected dividend (percent)	1.70%	1.20%

Stock-Based Compensation Plans, RSU (Detail) (2006 Equity incentive plan (EIP), Restricted stock units (RSUs), USD $)	12 Months Ended
	Nov. 25, 2012	Nov. 27, 2011
2006 Equity incentive plan (EIP) | Restricted stock units (RSUs)
Units
Beginning balance, Units	59,508	66,255
Granted, Units	34,396	30,584
Converted, Units	(21,425)	(37,331)
Forfeited, Units	0	0
Ending balance, Units	72,479	59,508
Weighted Average Fair Value At Period End
Beginning balance, Weighted-Average Fair Value	$ 38.61	$ 36.63
Granted, Weighted-Average Fair Value	$ 32.9	$ 39.57
Converted, Weighted-Average Fair Value	$ 31.13	$ 35.88
Forfeited, Weighted-Average Fair Value	$ 0	$ 0
Ending balance, Weighted-Average Fair Value	$ 38.11	$ 38.61

Long-Term Employee Related Benefits - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 25, 2012	Nov. 27, 2011	Nov. 28, 2010
Deferred Compensation Share-based Arrangements, Liability, Classified, Noncurrent, Excluded from the rabbi trust [Line Items]
Deferred compensation plan, interest cost	$ 6.8	$ 0.7	$ 5.6
Deferred compensation plan for executives and outside directors, established January 1, 2003
Deferred Compensation Share-based Arrangements, Liability, Classified, Noncurrent, Excluded from the rabbi trust [Line Items]
Total deferred compensation plan liabilities	18.7	21.1
EICP Accrued salaries, wages and employee benefits	1.1	6.3
Funds held in grantor's rabbi trust	20.3	18.1
Deferred compensation plan for executives, prior to January 1, 2003
Deferred Compensation Share-based Arrangements, Liability, Classified, Noncurrent, Excluded from the rabbi trust [Line Items]
Total deferred compensation plan liabilities	41.6	43.1
EICP Accrued salaries, wages and employee benefits	$ 5.5	$ 4.9

Obligations For Future Minimum Payments Under Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Nov. 25, 2012
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity
2013	$ 146,079
2014	114,568
2015	96,278
2016	81,402
2017	70,131
Thereafter	200,454
Total future minimum lease payments	$ 708,912

Commitments And Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 25, 2012	Nov. 27, 2011	Nov. 28, 2010
Commitments and Contingencies [Line Items]
Rental expense	$ 186.1	$ 174.6	$ 161.2
Leased Property, Less San Francisco Headquarters | Maximum
Commitments and Contingencies [Line Items]
Duration of renew option	27 years
Headquarter | Maximum
Commitments and Contingencies [Line Items]
Duration of renew option	57 years

Components Of Income Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 25, 2012	Nov. 27, 2011	Nov. 28, 2010
Components Of Earnings Loss Before Income Taxes [Line Items]
Domestic	$ 82,764	$ 114,236	$ 165,489
Foreign	113,117	88,591	70,109
Total Income before Income Taxes	$ 195,881	$ 202,827	$ 235,598

Income Tax Expense (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 25, 2012	Nov. 27, 2011	Nov. 28, 2010
Income Tax [Line Items]
U.S. Federal Current	$ 15,334	$ 19,992	$ 12,259
U.S. Federal Deferred	29,537	40,435	24,507
U.S. Federal Total	44,871	60,427	36,766
U.S. State Current	(34,603)	(10)	2,854
U.S. State Deferred	(2,956)	(617)	2,454
U.S. State Total	(37,559)	(627)	5,308
Foreign Current	54,338	31,580	39,926
Foreign Deferred	(6,728)	(23,665)	4,152
Foreign Total	47,610	7,915	44,078
Consolidated Current	35,069	51,562	55,039
Deferred income taxes	19,853	16,153	31,113
Total	$ 54,922	$ 67,715	$ 86,152

Effective Income Tax Rate Reconciliation (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Nov. 25, 2012	Nov. 27, 2011	Nov. 28, 2010
Income Tax Expense Reconciliation
Income tax expense at U.S. federal statutory rate			$ 68,558	$ 70,990	$ 82,459
State income taxes, net of U.S. federal impact			892	1,535	1,894
Change in Health Care Act legislation			0	0	14,481
Change in valuation allowance			(1,329)	(2,421)	28,278
Impact of foreign operations			7,313	(2,148)	(40,668)
Reassessment of tax liabilities			(29,500)	(51)	162
Income Tax Reconciliation, Nondeductible Expense			9,061	0	0
Income Tax Reconciliation, Other Adjustments			(73)	(190)	(454)
Total			$ 54,922	$ 67,715	$ 86,152
Effective Income Tax Rate Reconciliation
U.S. federal statutory rate (percent)			35.00%	35.00%	35.00%
State income taxes, net of U.S. federal impact (percent)			0.50%	0.80%	0.80%
Change in Health Care Act legislation (percent)			0.00%	0.00%	6.20%
Change in valuation allowance (percent)			(0.70%)	(1.20%)	12.00%
Impact of foreign operations (percent)			3.70%	(1.10%)	(17.30%)
Reassessment of tax liabilities due to change in estimate (percent)			(15.10%)	0.00%	0.10%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Share-based Compensation Cost			4.60%	0.00%	0.00%
Other, including non-deductible expenses (percent)			0.00%	(0.10%)	(0.20%)
Total	31.20%	32.30%	28.00%	33.40%	36.60%

Deferred Tax Assets And Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 24, 2013	Nov. 25, 2012	Nov. 27, 2011	Nov. 28, 2010
Deferred Tax Assets And Liabilities [Line Items]
Foreign tax credit carryforwards		$ 180,890	$ 247,003
State net operating loss carryforwards		13,030	14,861
Foreign net operating loss carryforwards		82,748	126,365
Employee compensation and benefit plans		300,796	274,534
Advance royalties		82,799	0
Restructuring and special charges		29,031	18,703
Sales returns and allowances		33,372	35,429
Inventory		14,261	10,240
Property, plant and equipment		18,504	16,037
Unrealized gains/losses on investments		9,720	19,385
Other		38,445	48,884
Total gross deferred tax assets		803,596	811,441
Less: Valuation allowance		(74,456)	(98,736)
Total net deferred tax assets		729,140	712,705	696,945
Current
Deferred tax assets		125,804	108,726
Valuation allowance		(9,580)	(9,182)
Total current deferred tax assets	114,341	116,224	99,544
Long-term
Deferred tax assets		677,792	702,715
Valuation allowance		(64,876)	(89,554)
Total long-term deferred tax assets	$ 615,075	$ 612,916	$ 613,161

Valuation Allowance (Detail) (Valuation allowance of deferred tax assets, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 25, 2012		Nov. 27, 2011		Nov. 28, 2010
Valuation Allowance [Line Items]
Balance at Beginning of Period	$ 98,736		$ 97,026		$ 72,986
Valuation Allowances and Reserves, Deductions	(22,951)	[1]	4,131	[1]	(4,238)	[1]
Valuation Allowances and Reserves, Charged to Cost and Expense	(1,329)		(2,421)		28,278
Balance at End of Period	74,456		98,736		97,026
Foreign Tax Authority
Valuation Allowance [Line Items]
Balance at Beginning of Period	98,736
Valuation Allowances and Reserves, Deductions	(22,951)
Valuation Allowances and Reserves, Charged to Cost and Expense	(1,329)
Balance at End of Period	$ 74,456

[1]	The charges to the accounts are for the purposes for which the allowances were created.

Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 25, 2012	Nov. 27, 2011
Reconcilliation of Unrecongnized Tax Benefits
Gross unrecognized tax benefits, beginning of period	$ 143,397	$ 150,702
Increases related to current year tax positions	5,216	4,309
Increases related to tax positions from prior years	3,018	307
Decreases related to tax positions from prior years	(97)	(2,357)
Settlement with tax authorities	(83,852)	(1,676)
Lapses of statutes of limitation	(3,126)	(6,226)
Other, including foreign currency translation	(930)	(1,662)
Gross unrecognized tax benefits, end of period	$ 63,626	$ 143,397

Business Segment Information, Income Before Income Taxes (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Nov. 25, 2012	Nov. 27, 2011	Nov. 28, 2010
Segment Reporting Information [Line Items]
Asset impairment charges	$ 835	$ 58	$ 27,031	$ 5,777	$ 6,865
Corporate
Segment Reporting Information [Line Items]
Asset impairment charges			$ 18,800

Depreciation and Amortization By Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Nov. 25, 2012	Nov. 27, 2011	Nov. 28, 2010
Segment Reporting Information [Line Items]
Depreciation and amortization expense	$ 28,368	$ 31,218	$ 122,608	$ 117,793	$ 104,896
Americas
Segment Reporting Information [Line Items]
Depreciation and amortization expense			43,368	53,804	51,050
Europe
Segment Reporting Information [Line Items]
Depreciation and amortization expense			21,891	23,803	25,485
Asia Pacific
Segment Reporting Information [Line Items]
Depreciation and amortization expense			12,887	12,878	11,798
Corporate
Segment Reporting Information [Line Items]
Depreciation and amortization expense			$ 44,462	$ 27,308	$ 16,563

Assets By Segment (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 24, 2013	Nov. 25, 2012	Nov. 27, 2011
Assets:
Trade receivables, net	$ 398,990	$ 500,672	$ 654,903
Inventories	572,048	518,860	611,402
All other assets		2,150,545	2,013,250
Total assets	3,146,829	3,170,077	3,279,555
Americas
Assets:
Trade receivables, net		327,308	404,401
Inventories		270,019	332,955
All other assets		0	0
Europe
Assets:
Trade receivables, net		113,405	164,077
Inventories		126,018	141,764
All other assets		0	0
Asia Pacific
Assets:
Trade receivables, net		40,996	66,779
Inventories		96,969	130,953
All other assets		0	0
Corporate
Assets:
Trade receivables, net		18,963	19,646
Inventories		25,854	5,730
All other assets		$ 2,150,545	$ 2,013,250

Geographic Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Feb. 24, 2013	Nov. 25, 2012	Aug. 26, 2012	May 27, 2012	Feb. 26, 2012	Nov. 27, 2011	Aug. 28, 2011	May 29, 2011	Feb. 27, 2011	Nov. 25, 2012	Nov. 27, 2011	Nov. 28, 2010
Assets
Net revenues	$ 1,146,678	$ 1,297,219	$ 1,100,856	$ 1,047,157	$ 1,164,961	$ 1,343,934	$ 1,204,017	$ 1,092,922	$ 1,120,693	$ 4,610,193	$ 4,761,566	$ 4,410,649
Deferred tax assets		729,140				712,705				729,140	712,705	696,945
Long-lived assets		477,544				518,781				477,544	518,781	507,149
United States
Assets
Net revenues										2,412,647	2,380,096	2,248,340
Deferred tax assets		647,767				643,767				647,767	643,767	646,050
Long-lived assets		353,567				365,907				353,567	365,907	337,592
Foreign countries
Assets
Net revenues										2,197,546	2,381,470	2,162,309
Deferred tax assets		81,373				68,938				81,373	68,938	50,895
Long-lived assets		$ 123,977				$ 152,874				$ 123,977	$ 152,874	$ 169,557

Quarterly Financial Data (Unaudited) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Feb. 24, 2013	Nov. 25, 2012	Aug. 26, 2012	May 27, 2012	Feb. 26, 2012	Nov. 27, 2011	Aug. 28, 2011	May 29, 2011	Feb. 27, 2011	Nov. 25, 2012	Nov. 27, 2011	Nov. 28, 2010
Quarterly Financial Information Disclosure
Net revenues	$ 1,146,678	$ 1,297,219	$ 1,100,856	$ 1,047,157	$ 1,164,961	$ 1,343,934	$ 1,204,017	$ 1,092,922	$ 1,120,693	$ 4,610,193	$ 4,761,566	$ 4,410,649
Cost of goods sold	554,800	648,116	580,108	566,471	616,167	719,802	634,573	552,226	562,726	2,410,862	2,469,327	2,187,726
Gross profit	591,878	649,103	520,748	480,686	548,794	624,132	569,444	540,696	557,967	2,199,331	2,292,239	2,222,923
Selling, general and administrative expenses	410,423	557,752	433,961	435,056	438,583	532,488	488,545	475,720	459,093	1,865,352	1,955,846	1,841,562
Operating income	181,455	91,351	86,787	45,630	110,211	91,644	80,899	64,976	98,874	333,979	336,393	381,361
Interest expense	(32,157)	(31,550)	(32,160)	(32,411)	(38,573)	(33,454)	(30,208)	(33,515)	(34,866)	(134,694)	(132,043)	(135,823)
Loss on early extinguishment of debt	(114)	0	0	(8,206)	0	(248)	0	0	0	(8,206)	(248)	(16,587)
Other income (expense), net	6,066	(1,320)	(5,747)	10,697	1,172	11,469	(5,779)	(1,006)	(5,959)	4,802	(1,275)	6,647
Income before income taxes	155,250	58,481	48,880	15,710	72,810	69,411	44,912	30,455	58,049	195,881	202,827	235,598
Income tax expense	48,375	5,140	23,802	2,467	23,513	25,278	13,612	9,944	18,881	54,922	67,715	86,152
Net income	106,875	53,341	25,078	13,243	49,297	44,133	31,300	20,511	39,168	140,959	135,112	149,446
Net (income) loss attributable to noncontrolling interest	145	(293)	3,273	(10)	(79)	(19)	893	460	1,507	2,891	2,841	7,057
Net income attributable to Levi Strauss & Co.	$ 107,020	$ 53,048	$ 28,351	$ 13,233	$ 49,218	$ 44,114	$ 32,193	$ 20,971	$ 40,675	$ 143,850	$ 137,953	$ 156,503

Valuation and Qualifying Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 25, 2012		Nov. 27, 2011		Nov. 28, 2010
Allowance for doubtful accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 22,684		$ 24,617		$ 22,523
Additions Charged to Expenses	5,024		4,634		7,536
Deductions	6,970	[1]	6,567	[1]	5,442	[1]
Balance at End of Period	20,738		22,684		24,617
Sales returns
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	51,023		47,691		33,106
Additions Charged to Expenses	161,620		139,068		133,012
Deductions	172,068	[1]	135,736	[1]	118,427	[1]
Balance at End of Period	40,575		51,023		47,691
Sales Discounts and Incentives
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	102,359		90,560		85,627
Additions Charged to Expenses	254,556		277,016		274,903
Deductions	254,554	[1]	265,217	[1]	269,970	[1]
Balance at End of Period	102,361		102,359		90,560
Valuation allowance of deferred tax assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	98,736		97,026		72,986
Additions Charged to Expenses	(1,329)		(2,421)		28,278
Deductions	22,951	[1]	(4,131)	[1]	4,238	[1]
Balance at End of Period	$ 74,456		$ 98,736		$ 97,026

[1]	The charges to the accounts are for the purposes for which the allowances were created.